Registration Nos. 333-21975

811-08057

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Post-Effective Amendment No. 25 to

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT E

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 21, 2016.

VARIABLE ANNUITY PROSPECTUS May 1, 2016	Securities Act of 1933 File No. 333-21975

THE GUARDIAN INVESTOR RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the annuitant dies before annuity payments begin.

The minimum initial premium payment is $500. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds are available from your registered representative or by calling 1-800-221-3253 or by visiting our website at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	RS Variable Products Trust
–	RS Large Cap Alpha VIP Series
–	RS S&P 500 Index VIP Series
–	RS High Yield VIP Series
–	RS Low Duration Bond VIP Series
–	RS Investment Quality Bond VIP Series
–	RS International VIP Series
–	RS Emerging Markets VIP Series
–	RS Small Cap Growth Equity VIP Series
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
–	Invesco V.I. American Franchise
–	Invesco V.I. Core Equity Fund
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Managed Volatility Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Growth and Income Fund
•	AB Variable Product Series Fund, Inc. (Class B)
–	AB VPS Global Thematic Growth Portfolio
–	AB VPS Growth and Income Portfolio
–	AB VPS Large Cap Growth Portfolio
–	AB VPS Value Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Templeton Growth VIP Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Janus Aspen Series (Institutional Shares)
–	Janus Aspen Forty Portfolio
–	Janus Aspen Janus Portfolio
–	Janus Aspen Enterprise Portfolio
–	Janus Global Research Portfolio
•	MFS® Variable Insurance Trust (Initial Class)
–	MFS® Growth Series
–	MFS® Investors Trust Series
–	MFS® New Discovery Series
–	MFS® Research Series
–	MFS® Total Return Series
•	The Prudential Series Fund, Inc. (Class II)
–	Jennison Portfolio
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 64 of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2016, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments based on the accumulation value of your contract. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 40 investment divisions, corresponding to 40 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a 10-year guaranteed period

•	Joint and survivor annuity

•	Variable annuity payments to age 100

•	Payments for a period certain

•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the variable investment options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade,SM the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant’s death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. A contingent deferred sales charge may apply to both surrenders and partial withdrawals. Once annuity payments begin, surrenders and partial withdrawals are only available with the Payment to age 100 or the Payments for a period certain annuity payout options. Please see The accumulation period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract ranged from 0.39% to 1.35% in 2015, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.05% annually of the net asset value of your variable investment options.

•	Administrative expenses

0.20% annually of the net asset value of your variable investment options.

•	Contract fee

An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract’s anniversary date.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is 0.20% or 0.25% of the net asset value of your variable investment options, depending on the rider chosen.

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range from 0.50% up to 3.5% of premiums paid to the contract.

•	Earnings benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

•	Partial withdrawal charge

During the annuity period, if you choose Fixed Payments to Age 100, Variable Annuity Payments to Age 100 or Payments for a Period Certain as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. Pursuant to tax regulations, the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account E and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

2	PROSPECTUS	SUMMARY

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	7% declining annually[1]
Number of contract years completed	Contingent deferred sales charge percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0% and thereafter
Transfer Fee:	$25 for each transfer (currently, none)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on the state requirements.

1 The contingent deferred sales charge is assessed on premiums withdrawn that have been in your contract for less than seven contract years. You may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in the contract year.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying variable investment options.

EXPENSE TABLES	PROSPECTUS	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	Contracts with no rider benefits	Contracts with 7 yr EDB	Contracts with 7 yr EDB and LB or EB	Contracts with 7 yr EDB LB and EB	Contracts with any one of CAEDB LB or EB	Contracts with any two of CAEDB LB and EB	Contracts with CAEDB LB and EB
Mortality & Expense Risk Charge	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Charges for Additional Riders
7 year Enhanced Death Benefit (7yrEDB)	0.00%	0.20%	0.20%	0.20%	0.00%	0.00%	0.00%
Contract Anniversary Enhanced Death Benefit (CAEDB)
Living Benefit (LB)}	0.00%	0.00%	0.25%	0.50%	0.25%	0.50%	0.75%
Earnings Benefit (EB)
Subtotal Other Separate Account Fees	0.20%	0.40%	0.65%	0.90%	0.45%	0.70%	0.95%
Total Separate Account Level Annual Expenses	1.25%	1.45%	1.70%	1.95%	1.50%	1.75%	2.00%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.39%	1.35%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are for the fiscal year ending December 31, 2015. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher than the expense information presented.

4	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) 1.35% maximum and (b) 0.39% minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period.

Time Periods

1 year	3 years	5 years	10 years
(a) $1,087	(a) $1,672	(a) $2,274	(a) $4,054
(b) $ 986	(b) $1,374	(b) $1,785	(b) $3,118

Chart 2. Chart 2 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $387	(a) $1,172	(a) $1,974	(a) $4,054
(b) $286	(b) $ 874	(b) $1,485	(b) $3,118

Chart 3. Chart 3 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $1,008	(a) $1,440	(a) $1,894	(a) $3,331
(b) $ 907	(b) $1,137	(b) $1,388	(b) $2,320

Chart 4. Chart 4 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $308	(a) $940	(a) $1,594	(a) $3,331
(b) $207	(b) $637	(b) $1,088	(b) $2,320

A table of accumulation unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $15.8 billion as of December 31, 2015. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2015, Guardian Life had total admitted assets (Statutory basis) in excess of $48.1 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

6	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

Prior to June 5, 2016

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

On or after June 5, 2016

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

Pursuant to tax regulations, the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts.

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	7

THE ACCUMULATION PERIOD

Accumulation

units

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day in good order.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the variable investment options. The Separate Account has 40 investment divisions, corresponding to the 40 Funds available to you. The performance of each division is based on the Fund in which it invests.

8	PROSPECTUS	ACCUMULATION PERIOD

The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets between investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 40 variable investment options or 19 of the variable investment options and the fixed-rate option at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment options

You may choose to invest in a maximum of 20 of the 40 variable investment options or 19 of the variable investment options and the fixed-rate option at any time.

ACCUMULATION PERIOD	PROSPECTUS	9

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60-80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60-90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50-70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Value Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap U.S. stocks, although it may invest in non-U.S. securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio’s invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers – NY, Inc. 2949 East Elvira Road Suite 101 Tucson, AZ 85756
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio’s invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers – NY, Inc. 2949 East Elvira Road Suite 101 Tucson, AZ 85756
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio’s invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers – NY, Inc. 2949 East Elvira Road Suite 101 Tucson, AZ 85756

10	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Contrafund® Portfolio (Service Class)	The fund seeks long-term capital appreciation.

•   Normally investing primarily in common stocks.

•   Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.

•   Investing in domestic and foreign issuers.

•   Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

•   Investing in either “growth” stocks or “value” stocks or both.

•   Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Equity-Income Portfolio (Service Class)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

•   Normally investing at least 80% of assets in equity securities.

•   Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.

•   Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

•   Investing in domestic and foreign issuers.

•   Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

•   Potentially using covered call options as tools in managing the fund’s assets.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2) (formerly known as Fidelity VIP Money Market Portfolio (Service Class 2))*	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Normally investing at least 99.5% of total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investing in U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP Growth Opportunities Portfolio (Service Class)	The fund seeks to provide capital growth.

Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks).

•   Investing in domestic and foreign issuers.

•   Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
*	There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

ACCUMULATION PERIOD	PROSPECTUS	11

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Mid Cap Portfolio (Service Class)	The fund seeks long-term growth of capital.

• Normally investing primarily in common stocks.

• Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

• Potentially investing in companies with smaller or larger market capitalizations.

• Investing in domestic and foreign issuers.

• Investing in either “growth” stocks or “value” stocks or both.

• Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Templeton Growth VIP Fund (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422
Invesco V.I. American Franchise Fund (Series I)	Seeks capital growth.	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital.	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and othe rinstruments that have economic characteristics similar to such securities and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Government Securities Fund (Series I)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309

12	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Growth and Income Fund (Series II)	Seek long term growth of capital and income.	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Managed Volatility Fund (Series I)	Both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Janus Aspen Enterprise Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Janus Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

ACCUMULATION PERIOD	PROSPECTUS	13

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Aspen Global Research Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity and debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Jennison Portfolio (Class II)	Long-term growth of capital.	Equity and equity-related securities of major, established corporations believed to have above average growth prospects.	Prudential Investments LLC 655 Broad Street Newark, NJ 07102	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017
MFS® Growth Series (Initial Class)	Seeks capital appreciation.	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation.	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Research Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Total Return Series (Initial Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
RS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets insecurities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC One Bush Street Suite 900 San Francisco, CA 94104
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.	RS Investment Management Co. LLC One Bush Street Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	RS Investment Management Co. LLC One Bush Street Suite 900 San Francisco, CA 94104
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities.	RS Investment Management Co. LLC One Bush Street Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter.	RS Investment Management Co. LLC One Bush Street Suite 900 San Francisco, CA 94104
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities, including corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies.	RS Investment Management Co. LLC One Bush Street Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests at least 95% of its net assets in stocks of companies included in the S&P 500 Index.	RS Investment Management Co. LLC One Bush Street Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	RS Investment Management Co. LLC One Bush Street Suite 900 San Francisco, CA 94104
Value Line Centurion Fund	Long-term growth of capital.	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk.	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036

16	PROSPECTUS	ACCUMULATION PERIOD

Selection of Funds

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

ACCUMULATION PERIOD	PROSPECTUS	17

Fixed-rate option

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%.

When you buy a contract, please note:

•	You can choose up to 20 investment options at any one time.

•	If you select the fixed-rate option, you are limited to an additional 19 variable options.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for payments under new or existing contracts.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

18	PROSPECTUS	ACCUMULATION PERIOD

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date, or

–	$10,000, or

–	the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15.
•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. Your telephone transfer instructions will be

Transfers

You generally can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Institutional Advisers LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

ACCUMULATION PERIOD	PROSPECTUS	19

considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any

20	PROSPECTUS	ACCUMULATION PERIOD

restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should

ACCUMULATION PERIOD	PROSPECTUS	21

You should be aware that, upon request by a fund or its agent, we are required to provide them with information about you and your trading activities in and out of the fund(s). In addition, a fund may require us to restrict or prohibit your purchases and exchanges of fund shares if the fund identifies you as having violated the frequent trading policies of that fund.

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

22	PROSPECTUS	ACCUMULATION PERIOD

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers. You are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:

•	If, on the date of withdrawal, the accumulation value is greater than the total of the net premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

•	You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the date elected. If the effective date falls on a non business day, the withdrawal will process on the following business day. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

ACCUMULATION PERIOD	PROSPECTUS	23

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We’ll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the Fidelity VIP Government Money Market Portfolio investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Fidelity VIP Government Money Market Portfolio or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in

24	PROSPECTUS	ACCUMULATION PERIOD

good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Fidelity VIP Government Money Market Portfolio investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, we may offer programs that provide special rates of interest when you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued. Any later allocations to the fixed-rate option will not receive the special interest rate and will receive our standard rate available. These programs are not offered in certain states. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the programs conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

ACCUMULATION PERIOD	PROSPECTUS	25

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us so provide information about you and your contract to government agencies and departments.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the Automated Alert program. However, we reserve the right to limit the frequency of Automated Alerts or to impose a charge for Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.

26	PROSPECTUS	ACCUMULATION PERIOD

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the annuity commencement date when your contract is converted to a stream of annuity payments. The date you choose can’t be later than the annuitant’s 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your annuity payments will be processed on the first business day of the following month.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available under that option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the annuitant,

•	the annuity payout option you choose, and

•	the investment returns of the variable investment options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

•	We may change the schedule of installment payments to avoid payments of less than $20.

ANNUITY PERIOD	PROSPECTUS	27

The assumed investment return is a critical assumption for calculating variable annuity payments. For Options V-1, V-2 and V-3, the first variable payment will be based on the assumed investment return of 4%. For Option V-4, you may choose an assumed investment return of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made under Option V-4, 3 1/2% will be used as the assumed investment return.

The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

On the annuity commencement date, you may elect to restrict certain rights any beneficiary may have under the contract in the event that the contractowner and/or annuitant dies while there are guaranteed annuity payments still outstanding. If you choose this election, the beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining annuity payments;

28	PROSPECTUS	ANNUITY PERIOD

•	name or change any contingent or concurrent beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contractowner and/or annuitant.

We must receive written notice in good order prior to the annuity commencement date that you elect to apply the above restrictions. Once elected, only the contractowner on record as of the annuity commencement date can revoke this election, and once it is revoked, it cannot be reinstated.

Variable Annuity Payout Options

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

ANNUITY PERIOD	PROSPECTUS	29

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant’s age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was waived:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

30	PROSPECTUS	ANNUITY PERIOD

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

•

The Internal Revenue Service (IRS) has concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

Fixed-Rate Annuity Payout Options

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments to Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

ANNUITY PERIOD	PROSPECTUS	31

then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

32	PROSPECTUS	ANNUITY PERIOD

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

The IRS has concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the

ANNUITY PERIOD	PROSPECTUS	33

IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

34	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit is the greater of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

For annuitants aged 75 or older on the contract’s issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn’t been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•

You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to

Death benefits

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

OTHER CONTRACT FEATURES	PROSPECTUS	35

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to the Fidelity VIP Government Money Market Portfolio Series investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven’t named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Multiple Beneficiaries

If there is more than one beneficiary, each beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in good order from that beneficiary. Proceeds for those beneficiaries who have not provided settlement instructions in good order will remain in the contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such instructions. Therefore, each beneficiary may receive a different amount, even when all beneficiaries have been designated to share the proceeds equally.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

36	PROSPECTUS	OTHER CONTRACT FEATURES

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners, and

•	one but not both joint owners dies before annuity payments begin;

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

If the sole beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, or is the decedent’s partner in a registered domestic partnership, civil union or similar formal relationship under state law, he or she may elect to continue the annuity contract. If the beneficiary elects this option, the beneficiary may become the owner and annuitant of the contract and must designate a new beneficiary. This will give the beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Although partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses will not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Some uncertainty remains regarding the treatment of same-sex spouses and partners under domestic partnerships and civil unions. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the owner) in good order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by the 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in good order at our Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

OTHER CONTRACT FEATURES	PROSPECTUS	37

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit the Fidelity VIP Government Money Market Portfolio variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

Two riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

We may offer these riders to existing contract owners in the future. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the accumulation value of the contract at the end of the reset date immediately preceding the annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

38	PROSPECTUS	OTHER CONTRACT FEATURES

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the highest accumulation value of the contract on any contract anniversary before the annuitant’s 85th birthday:

–	plus any premiums paid after that contract anniversary
–	minus any partial withdrawals after that contract anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses – Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the annuitant’s 85th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

•

You will only receive the earnings benefit if there is investment growth (or “earnings”) in your contract value at the time of the annuitant’s death; otherwise we will not pay any earnings benefit under the rider.

•

Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•

If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

OTHER CONTRACT FEATURES	PROSPECTUS	39

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant’s death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the earnings benefit will be 25% of earnings upon the annuitant’s death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to the Fidelity VIP Government Money Market Portfolio variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating two different numbers:

•	The first number is the amount of adjusted premiums as of your spouse’s death. This amount is the accumulation value at the time your

40	PROSPECTUS	OTHER CONTRACT FEATURES

spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

•	Adding any net premiums contributed to the contract after your death

•	Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

•	The second number is the accumulation value as of your spouse’s death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts.

If your spouse is between ages 70 and 79 upon your death, the beneficiaries will receive 25% of the lesser of these two amounts.

In summary, upon your surviving spouse’s death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse’s death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

your partial withdrawal amount, (including any deferred sales charges and annuity taxes)
the accumulation value of your contract prior to withdrawal.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the contract terminates

•	on the annuitant’s 90th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you

•	the date of the annuitant’s death unless you are the annuitant and your spouse elects to continue the contract and rider

•	the date of your spouse’s death, if your spouse continued the rider, and

•	the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse’s decision to continue the contract.

OTHER CONTRACT FEATURES	PROSPECTUS	41

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•

We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	Fidelity VIP Government Money Market Portfolio, RS Low Duration Bond VIP Series or The Fixed-Rate Option

40% –	RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, Invesco V.I. Government Securities Fund or The Fixed-Rate Option.

40% –

RS Large Cap Alpha VIP Series, RS S&P 500 Index VIP Series, RS High Yield VIP Series, RS International VIP Series, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Managed Volatility Fund, Invesco V.I. Core Equity Fund, AB VPS Value Portfolio, AB VPS Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Portfolio, Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Invesco V.I. Growth and Income Fund.

10% –	RS Small Cap Growth Equity VIP Series, RS Emerging Markets VIP Series, AB VPS Large Cap Growth Portfolio, AB VPS Global Thematic Growth Portfolio, Davis Financial Portfolio, Fidelity

42	PROSPECTUS	OTHER CONTRACT FEATURES

VIP Mid Cap Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Research Portfolio, MFS Growth Series, MFS New Discovery Series, or Templeton Growth VIP Fund.

•

On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to the Fidelity VIP Government Money Market Portfolio variable investment option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

•	the date the annuitant dies

•	the tenth contract anniversary

•	the date the contract terminates

•	the date annuity payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

OTHER CONTRACT FEATURES	PROSPECTUS	43

FINANCIAL INFORMATION

The value of your

account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the death benefit riders and the living benefit rider where applicable) and subtract them from the above total.

44	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your variable investment options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee.

And the following charges may apply:

•	enhanced death benefit expense

•	living benefit expense

•	earnings benefit expense

•	deferred sales charge

•	partial withdrawal charge

•	annuity premium taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	45

Deferred sales

charges

Number of contract years completed from the date of premium payment	Contingent deferred sales charge (%)
0	7
1	6
2	5
3	4
4	3
5	2
6	1
7+	0

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your accumulation value or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

•	the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

•	the amount withdrawn or surrendered.

We don’t impose deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Park Avenue Securities LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

•

Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.

•

Contract owners of qualified contracts who are required by the terms of their qualified retirement plan document to withdraw part of the accumulation value of their contract and provide it to the plan administrator for calculation and funding, if applicable, of post- retirement health care benefits. That portion of their contract

46	PROSPECTUS	FINANCIAL INFORMATION

accumulation value that is withdrawn to fund post-retirement health care benefits, as determined by the plan administrator, will not be subject to a contingent deferred sales charge.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of 0.20% or 0.25% of the net assets of your variable investment options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Partial withdrawal charge

During the annuity period, under Option V-4, F-4 or F-5 if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range from 0.50% up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

FINANCIAL INFORMATION	PROSPECTUS	47

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract.

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Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

Withdrawals after the annuity commencement date – After the Annuity Commencement Date under Option V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you

FINANCIAL INFORMATION	PROSPECTUS	49

Taxation of

annuity payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization – Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any

50	PROSPECTUS	FINANCIAL INFORMATION

optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of

FINANCIAL INFORMATION	PROSPECTUS	51

earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

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•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment to the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should

FINANCIAL INFORMATION	PROSPECTUS	53

refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,450,000 and 40%, respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified

54	PROSPECTUS	FINANCIAL INFORMATION

adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credit to the extent permitted under federal tax law.

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

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Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

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Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

FINANCIAL INFORMATION	PROSPECTUS	57

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-221-3253 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website www.guardianannuities.com for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

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VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of contractowners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC’s customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

INACTIVE CONTRACTS

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s annuity commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated beneficiary(ies) current.

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

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DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms which have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract, but those expenses are considered in setting the levels of the charges that you do pay.

The principal underwriter of the contracts is PAS, located at 7 Hanover Square, New York, New York 10004.

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SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Business day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, on that day in order to receive that day’s unit value.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	61

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value Policy Account Value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc. Customer Service Office Box 26210 Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

62	PROSPECTUS	OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2015. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account E, which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 15, 1997. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Number of accumulation units outstanding at the end of the indicated period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
RS Large Cap Alpha VIP Series
	2015	3,541,551	—	719,271	—	—	236,112	2,617	—
	2014	3,836,417	—	821,336	—	—	258,050	7,309	—
	2013	4,133,995	6,142	923,687	1,904	—	303,304	9,809	—
	2012	4,474,731	17,710	1,057,237	2,202	—	345,570	23,566	900
	2011	5,043,336	25,168	1,232,259	2,302	—	413,558	28,532	941
	2010	5,729,187	34,402	1,437,789	2,591	—	503,721	33,333	905
	2009	6,647,432	54,336	1,591,588	3,137	—	604,816	46,101	1,034
	2008	7,162,235	53,310	1,830,940	5,961	—	656,082	39,859	1,144
	2007	7,857,601	56,868	2,173,798	7,585	—	757,738	42,329	853
	2006	8,827,444	63,485	2,470,724	9,511	—	869,100	48,668	865
RS S&P 500 Index VIP Series
	2015	481,345	—	62,821	—	—	80,695	3,073	—
	2014	571,428	—	80,092	—	—	89,410	3,213	—
	2013	600,434	15,999	75,252	—	—	104,178	3,358	—
	2012	684,604	53,901	88,159	—	—	131,023	4,150	1,896
	2011	813,036	77,827	102,948	4,805	—	143,621	4,286	2,913
	2010	970,265	131,519	116,166	6,308	—	216,831	8,217	2,980
	2009	1,120,262	201,496	156,098	6,883	—	273,035	8,580	3,162
	2008	1,484,002	233,038	282,034	7,598	—	336,345	11,876	3,531
	2007	1,584,623	238,464	271,753	8,229	—	385,154	12,926	2,939
	2006	1,887,667	280,734	349,043	8,780	—	472,626	21,204	2,205
RS High Yield VIP Series
	2015	156,866	—	34,768	—	—	32,361	1,219	—
	2014	186,034	—	36,825	—	—	32,537	2,527	—
	2013	209,316	116	40,485	—	—	38,155	3,202	—
	2012	236,409	2,165	40,781	—	—	69,604	2,086	2,167
	2011	282,298	3,764	52,220	—	—	77,030	2,116	2,376
	2010	387,160	5,067	56,761	—	—	109,216	2,869	2,431
	2009	493,704	6,710	68,044	—	—	128,888	5,578	2,670
	2008	486,752	7,493	69,252	—	—	146,568	6,347	3,071
	2007	607,558	8,139	78,362	—	—	178,804	7,620	2,373
	2006	672,252	8,698	105,680	2,474	—	185,094	8,839	2,402

APPENDIX	PROSPECTUS	63

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
RS Low Duration Bond VIP Series
	2015	217,885	—	12,741	—	—	27,299	—	—
	2014	252,206	—	15,151	—	—	31,077	—	—
	2013	264,555	519	20,354	—	—	42,437	312	—
	2012	368,977	2,094	55,508	—	—	55,515	1,550	—
	2011	347,636	4,084	27,327	—	—	51,221	1,817	—
	2010	364,215	9,651	29,543	—	—	67,618	2,192	—
	2009	347,353	13,673	20,499	—	—	48,423	4,365	—
	2008	216,370	14,591	21,400	—	—	63,574	4,005	—
	2007	196,414	20,680	20,271	—	—	37,712	5,521	—
	2006	241,560	20,376	168,377	—	—	60,313	6,059	—
RS Small Cap Growth Equity VIP Series
	2015	774,827	—	109,836	542	—	68,363	511	—
	2014	839,641	—	128,469	542	—	74,671	2,097	—
	2013	898,757	2,016	143,484	928	—	86,297	2,282	—
	2012	973,905	5,532	174,142	395	731	103,770	2,446	283
	2011	1,065,472	7,977	221,678	424	745	123,331	2,449	299
	2010	1,186,112	7,953	265,298	382	772	148,814	5,174	278
	2009	1,324,607	12,264	296,186	500	903	178,401	6,180	301
	2008	1,512,021	17,478	349,228	718	988	225,485	8,923	393
	2007	1,843,537	15,482	424,943	3,160	713	264,507	9,167	275
	2006	2,085,683	18,060	521,596	3,664	752	298,165	10,720	286
RS International VIP Series
	2015	917,537	—	84,000	—	—	82,253	2,872	—
	2014	946,277	—	90,582	—	—	81,577	8,062	—
	2013	923,791	2,463	111,743	—	—	103,012	9,215	—
	2012	980,575	18,350	140,780	—	—	146,679	8,748	759
	2011	1,078,038	25,332	178,008	130	—	189,698	9,180	793
	2010	1,182,152	35,676	219,628	440	—	249,650	13,950	765
	2009	1,360,423	47,395	261,875	450	—	291,838	17,645	880
	2008	1,534,149	54,148	307,541	3,105	—	345,708	19,426	972
	2007	1,815,243	44,393	373,690	2,313	—	441,907	23,792	725
	2006	1,879,831	38,523	485,002	2,417	—	456,479	27,923	1,031
RS Emerging Markets VIP Series
	2015	333,655	—	55,236	—	—	29,564	1,284	—
	2014	378,411	—	62,626	—	—	31,930	1,284	—
	2013	426,035	1,330	74,184	355	—	40,525	1,230	—
	2012	479,918	5,577	89,621	364	—	46,081	1,286	—
	2011	550,625	7,454	101,540	1,418	—	59,628	1,598	—
	2010	710,567	6,226	131,359	1,570	—	91,010	2,494	—
	2009	848,867	11,058	155,038	1,803	—	105,241	2,548	—
	2008	848,521	16,851	183,959	2,149	—	127,540	3,329	—
	2007	1,310,279	11,329	266,733	2,171	—	164,985	3,432	—
	2006	1,269,772	14,821	285,543	2,697	—	191,252	4,858	724
RS Investment Quality Bond VIP Series
	2015	1,220,910	—	145,835	3,161	—	124,944	3,614	—
	2014	1,325,738	—	170,036	3,141	—	141,026	7,127	—
	2013	1,471,400	12,677	203,301	7,743	—	190,402	8,797	—
	2012	1,698,766	47,405	249,104	4,081	3,314	232,689	23,302	2,851
	2011	1,860,940	74,289	280,765	8,704	3,286	259,648	26,323	3,837
	2010	2,032,978	115,084	322,223	11,653	3,306	346,591	29,737	4,216
	2009	2,188,314	144,501	390,977	12,788	3,256	412,300	50,525	4,320
	2008	2,421,290	165,567	469,574	14,972	3,254	491,908	54,776	4,824
	2007	2,977,897	289,888	590,217	22,180	3,722	603,970	89,045	6,589
	2006	3,189,513	315,554	772,536	25,422	3,669	650,955	103,056	10,312

64	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Gabelli Capital Asset Fund
	2015	933,590	—	132,121	—	—	89,470	7,107	—
	2014	1,040,446	—	155,950	—	—	100,789	7,803	—
	2013	1,084,078	114	180,532	—	—	127,875	9,769	—
	2012	1,163,062	7,991	230,142	—	—	149,683	14,382	66
	2011	1,283,065	13,434	273,299	1,018	—	172,348	16,896	579
	2010	1,448,445	23,876	334,012	1,183	—	246,753	20,967	559
	2009	1,673,815	38,211	380,900	1,296	—	299,152	22,649	570
	2008	2,083,176	50,102	455,020	1,427	—	373,849	26,187	1,267
	2007	2,537,300	50,737	586,229	4,121	—	477,642	28,882	1,187
	2006	2,773,007	54,350	697,508	4,230	—	523,401	34,828	1,628
Value Line Centurion Fund
	2015	895,506	—	61,517	—	—	32,809	—	—
	2014	935,931	—	70,170	—	—	31,558	—	—
	2013	958,694	510	78,562	—	—	35,650	—	—
	2012	1,015,520	1,614	98,502	—	—	43,264	817	—
	2011	1,078,736	11,212	103,067	—	—	46,505	1,102	—
	2010	1,208,423	18,587	116,184	—	—	56,956	1,132	—
	2009	1,449,170	30,020	153,513	—	—	57,791	3,401	—
	2008	1,516,869	31,208	188,817	—	—	81,039	3,781	—
	2007	1,682,803	31,137	251,669	307	—	109,637	9,337	—
	2006	1,838,240	32,841	254,860	327	—	119,160	11,020	—
Value Line Strategic Asset Management Trust
	2015	1,368,149	—	284,558	—	—	154,868	7,141	—
	2014	1,484,900	—	330,395	—	—	175,370	7,143	—
	2013	1,593,408	124	371,055	—	—	199,909	7,548	—
	2012	1,790,182	3,773	455,576	—	—	235,900	12,274	—
	2011	2,063,325	14,105	562,649	2,285	—	272,516	12,729	—
	2010	2,432,088	20,848	658,953	3,026	—	343,649	14,162	—
	2009	2,851,834	32,525	781,903	3,172	—	389,956	18,179	—
	2008	3,478,566	47,373	960,793	3,379	—	491,904	20,825	—
	2007	4,309,527	44,726	1,223,666	3,230	—	627,053	24,083	—
	2006	5,258,874	51,384	1,429,945	4,666	—	761,239	37,626	271
Invesco V.I. American Franchise Fund Series I
	2015	164,271	—	24,224	—	—	39,656	1,053	—
	2014	187,649	—	34,112	—	—	47,100	1,055	—
	2013	207,357	113	38,024	—	—	47,486	1,056	—
	2012	279,216	4,747	43,951	—	—	50,859	3,457	—
	2011	312,598	11,348	48,899	—	—	55,585	4,356	—
	2010	366,382	12,513	64,118	1,123	—	57,766	6,144	—
	2009	408,952	17,206	82,444	1,156	—	64,799	6,127	—
	2008	465,623	22,325	93,720	1,179	—	77,804	6,555	—
	2007	620,909	30,122	146,294	1,167	—	115,466	6,183	—
	2006	707,498	39,913	129,590	1,230	—	157,283	8,824	—
Invesco V.I. Managed Volatility Fund Series I
	2015	102,600	—	21,279	—	—	11,847	—	—
	2014	114,681	—	30,712	—	—	13,160	—	—
	2013	122,814	—	29,642	—	—	19,081	1,074	—
	2012	150,325	1,176	43,743	—	—	18,543	1,117	—
	2011	156,060	1,235	52,040	—	—	33,026	1,279	—
	2010	156,642	1,323	64,599	—	—	43,857	1,300	—
	2009	209,725	1,756	80,636	—	—	57,908	1,365	—
	2008	321,046	1,732	87,050	—	—	70,015	1,452	—
	2007	511,345	1,343	130,017	—	—	88,337	1,319	—
	2006	485,791	1,450	130,309	—	—	106,769	3,345	—

APPENDIX	PROSPECTUS	65

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Invesco V.I. Government Securities Fund Series I
	2015	198,127	—	37,571	61	—	44,471	3,517	—
	2014	226,831	—	38,682	30	—	52,735	3,800	—
	2013	262,966	1,135	57,759	51	—	56,992	5,295	—
	2012	312,952	12,337	64,326	1,643	—	65,149	10,239	3,551
	2011	370,943	32,504	57,976	3,973	—	75,534	16,814	4,477
	2010	465,986	45,825	90,689	4,837	—	111,875	17,380	4,779
	2009	662,250	78,391	131,328	5,047	—	139,529	24,441	4,790
	2008	885,708	103,138	111,392	6,287	—	153,816	22,641	5,155
	2007	677,069	167,377	105,599	10,524	—	176,019	29,504	6,975
	2006	767,989	174,764	134,168	12,590	—	189,293	46,573	9,232
Invesco V.I. Core Equity Fund Series I
	2015	300,168	—	60,911	154	—	53,207	735	—
	2014	339,262	—	66,867	150	—	56,015	735	—
	2013	362,627	—	84,176	254	—	68,637	732	—
	2012	449,812	291	89,864	468	—	80,157	731	—
	2011	558,649	1,216	117,901	553	—	90,358	725	—
	2010	646,234	5,740	145,637	1,535	—	116,948	138	—
	2009	719,028	5,991	190,499	1,552	—	129,547	2,602	—
	2008	871,142	11,792	230,769	1,633	—	157,028	8,775	—
	2007	1,157,112	12,591	267,562	1,363	—	204,929	6,503	—
	2006	1,420,156	14,576	344,176	1,390	—	263,013	7,541	—
Invesco V.I. Government Securities Fund Series II
	2015	154,970	—	12,308	—	—	28,094	7,143	—
	2014	190,155	—	13,624	—	—	31,729	7,829	—
	2013	200,198	8,847	23,358	—	—	44,032	9,499	—
	2012	211,216	31,935	32,202	2,014	—	44,816	9,973	7,591
	2011	243,693	48,597	39,859	2,227	—	57,482	17,367	7,693
Invesco V.I. Growth and Income Fund Series II
	2015	137,849	—	22,372	—	—	39,362	11,027	—
	2014	150,885	—	23,508	—	—	42,441	12,293	—
	2013	175,589	1,144	28,429	—	—	51,085	12,315	—
	2012	215,882	10,441	30,066	769	—	64,977	10,473	2,874
	2011	243,920	13,057	34,375	905	—	78,834	11,101	3,199
	2010	309,677	14,162	49,107	2,015	—	112,933	12,628	3,295
	2009	347,633	22,145	75,818	2,165	—	130,892	15,618	3,623
	2008	459,215	31,661	94,883	2,460	—	160,959	17,780	4,350
	2007	596,883	27,780	116,611	1,858	—	187,142	18,117	3,505
	2006	674,594	31,941	142,682	1,965	—	188,473	18,136	3,803

66	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)
	2015	93,773	—	18,982	—	—	41,830	1,464	—
	2014	107,061	—	21,492	—	—	45,306	1,516	—
	2013	134,171	1,087	21,440	1,125	—	51,505	2,146	—
	2012	153,865	5,612	16,256	1,301	—	55,705	5,038	682
	2011	174,295	12,105	18,434	1,360	—	59,597	7,339	712
	2010	197,767	14,757	15,713	1,345	—	72,951	7,972	690
	2009	227,167	18,586	17,893	1,664	—	81,215	12,234	800
	2008	280,520	23,148	20,408	1,685	—	89,665	12,640	881
	2007	337,700	19,582	35,041	4,933	—	103,267	17,953	657
	2006	424,055	22,383	62,027	4,993	—	104,920	18,207	661
AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)
	2015	48,257	—	2,501	—	—	10,455	540	—
	2014	37,250	—	2,232	—	—	12,862	746	—
	2013	42,633	—	2,451	—	—	16,763	1,255	—
	2012	44,521	1,596	2,917	—	—	19,236	5,934	—
	2011	67,513	3,422	3,021	—	—	25,344	6,616	—
	2010	77,251	5,110	2,899	—	—	34,510	7,655	—
	2009	127,094	8,400	3,112	—	—	35,699	9,069	—
	2008	131,781	12,665	6,426	—	—	45,514	8,447	—
	2007	157,820	11,062	7,972	—	—	53,482	6,882	—
	2006	178,072	13,355	10,488	—	—	69,555	7,096	—
AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)
	2015	45,459	—	3,808	—	—	1,376	—	—
	2014	52,496	—	3,813	—	—	2,606	—	—
	2013	66,728	34	5,319	—	—	4,593	—	—
	2012	85,471	960	6,229	—	—	5,606	—	—
	2011	92,043	2,561	7,487	—	—	8,401	—	—
	2010	118,584	8,112	12,078	—	—	13,795	342	—
	2009	116,394	9,090	9,121	—	—	17,512	365	—
	2008	107,098	12,252	10,864	—	—	17,899	420	—
	2007	133,161	10,751	12,802	—	—	22,765	453	—
	2006	141,146	13,080	16,788	—	—	23,646	538	—

APPENDIX	PROSPECTUS	67

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)
	2015	51,173	—	2,190	—	—	9,175	1,307	—
	2014	57,453	—	2,192	—	—	10,160	1,530	—
	2013	64,262	81	3,389	—	—	12,067	2,774	—
	2012	66,507	1,693	4,014	—	—	10,672	5,023	2,413
	2011	81,061	3,659	4,332	—	—	13,080	5,509	2,647
	2010	97,693	4,254	6,431	—	—	19,324	6,280	2,710
	2009	103,887	7,723	14,394	—	—	37,847	6,763	2,974
	2008	193,457	9,171	15,450	—	—	54,993	7,250	3,423
	2007	248,578	11,268	40,398	568	—	65,442	5,571	2,646
	2006	365,013	10,418	48,121	627	—	74,548	5,716	4,036
Davis Financial Portfolio
	2015	105,413	—	28,839	—	—	26,268	2,205	—
	2014	114,075	—	34,174	—	—	27,553	2,523	—
	2013	132,527	387	40,457	—	—	29,309	3,385	—
	2012	153,506	5,100	49,281	—	—	30,768	2,710	3,869
	2011	189,857	6,166	59,774	—	—	34,681	3,053	4,764
	2010	230,721	7,419	77,986	—	—	42,035	3,909	4,590
	2009	265,576	10,510	96,352	—	—	49,074	5,254	4,961
	2008	325,596	13,818	101,429	—	—	56,008	5,720	6,395
	2007	430,798	12,463	134,497	—	—	74,070	6,054	4,451
	2006	562,445	14,386	184,818	—	—	94,268	8,693	4,247
Davis Real Estate Portfolio
	2015	139,919	—	26,767	—	—	12,427	3,517	—
	2014	166,448	—	29,285	—	—	16,418	3,973	—
	2013	172,916	4,209	34,357	—	—	22,718	4,133	—
	2012	216,792	7,167	36,252	—	—	24,839	6,855	—
	2011	233,371	10,523	39,218	—	—	33,693	6,869	—
	2010	279,352	11,258	50,242	—	—	40,029	7,345	—
	2009	329,324	15,325	62,260	—	—	48,993	8,723	—
	2008	423,518	16,876	64,683	—	—	66,002	10,907	597
	2007	579,494	18,255	97,865	—	—	104,694	13,486	538
	2006	1,043,566	25,003	165,288	—	—	128,936	15,276	1,119
Davis Value Portfolio
	2015	378,856	—	59,224	—	—	76,867	4,901	—
	2014	459,564	—	69,606	—	—	85,172	8,960	—
	2013	535,680	911	94,313	—	—	114,945	10,167	—
	2012	659,329	11,296	111,247	—	—	127,806	11,555	2,763
	2011	841,275	22,382	131,519	—	—	144,640	16,364	3,076
	2010	1,041,010	33,171	171,778	492	—	203,021	20,589	3,168
	2009	1,249,523	59,759	216,689	500	—	247,041	33,471	3,483
	2008	1,534,009	76,469	265,869	2,274	—	305,959	39,830	4,529
	2007	2,013,933	74,399	410,909	4,553	—	402,430	36,196	3,683
	2006	2,428,992	81,036	523,335	5,488	—	459,593	40,757	5,301

68	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Fidelity VIP Contrafund Portfolio Service Class
	2015	934,447	—	197,794	—	—	147,211	14,295	—
	2014	1,046,035	—	232,999	—	—	162,546	19,074	—
	2013	1,186,492	2,330	257,136	—	—	195,794	23,909	—
	2012	1,389,311	26,944	336,085	—	—	230,558	30,740	2,708
	2011	1,642,947	44,018	395,682	—	—	282,268	36,674	3,015
	2010	1,953,925	53,091	470,141	551	—	375,284	45,314	3,105
	2009	2,270,370	83,152	589,717	557	—	447,371	59,740	3,414
	2008	2,692,531	116,943	697,454	2,475	—	533,378	69,447	4,099
	2007	3,521,475	98,735	914,485	4,614	—	695,787	69,011	3,303
	2006	4,044,883	115,246	1,091,923	4,768	—	747,920	78,597	3,584
Fidelity VIP Equity-Income Portfolio Service Class
	2015	470,354	—	74,646	100	—	75,462	2,942	—
	2014	590,759	—	98,884	108	—	86,164	3,316	—
	2013	670,621	2,358	109,204	1,290	—	104,313	6,595	—
	2012	769,022	11,361	125,950	3,404	—	139,036	12,704	2,548
	2011	849,301	21,839	144,405	5,921	—	172,172	17,214	2,796
	2010	1,024,461	34,757	184,981	6,293	—	217,696	20,324	2,863
	2009	1,255,757	48,936	224,516	7,026	—	285,006	23,347	3,142
	2008	1,568,452	76,701	279,412	7,771	—	365,218	25,652	3,616
	2007	2,189,739	73,505	388,188	11,898	—	501,033	28,731	2,795
	2006	2,499,838	80,951	486,750	14,623	—	572,440	37,739	2,830
Fidelity VIP Growth Opportunities Portfolio Service Class
	2015	241,552	—	37,377	—	—	14,641	1,474	—
	2014	262,312	—	44,800	—	—	21,304	1,476	—
	2013	271,299	313	36,093	—	—	25,016	1,477	—
	2012	276,138	6,135	40,048	1,271	—	39,154	7,766	—
	2011	308,237	10,429	51,930	1,495	—	48,743	8,255	—
	2010	360,854	11,865	70,312	3,112	—	51,868	7,247	—
	2009	506,216	21,139	128,881	3,363	—	61,049	8,363	—
	2008	456,571	22,415	73,551	3,823	—	70,989	8,861	—
	2007	659,198	17,017	188,314	2,883	—	87,691	5,892	—
	2006	568,255	19,022	134,600	3,073	—	109,681	6,574	1,362
Fidelity VIP Mid Cap Portfolio Service Class
	2015	420,038	—	63,619	39	—	74,430	5,469	—
	2014	474,340	—	80,206	48	—	77,731	7,859	—
	2013	540,812	1,124	97,637	81	—	93,395	8,454	—
	2012	626,651	3,948	109,736	521	—	112,384	10,123	846
	2011	744,216	9,903	130,133	805	—	136,894	11,966	901
	2010	890,982	13,808	170,079	1,285	—	177,832	14,431	874
	2009	1,057,358	20,191	209,414	1,480	—	215,277	18,577	1,013
	2008	1,328,394	33,118	251,316	2,714	—	269,427	21,220	1,823
	2007	1,762,898	29,381	353,183	3,075	—	368,638	21,556	1,412
	2006	2,085,933	36,452	451,816	4,059	—	409,565	24,123	1,758
Fidelity VIP Government Money Market Portfolio Service Class 2
	2015	1,217,528	—	211,275	1,303	—	143,262	—	—

APPENDIX	PROSPECTUS	69

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Templeton Growth VIP Fund Class 2
	2015	175,857	—	25,675	—	—	32,525	501	—
	2014	220,319	—	27,354	—	—	36,522	686	—
	2013	262,013	311	35,528	—	—	47,782	1,351	—
	2012	317,249	4,569	44,258	—	—	48,063	6,607	246
	2011	345,424	6,296	51,710	—	—	57,086	7,637	261
	2010	413,607	7,703	69,681	—	—	84,855	8,873	240
	2009	462,191	13,048	87,641	—	—	120,201	14,031	256
	2008	501,984	20,649	106,607	—	—	136,006	15,489	342
	2007	732,840	17,445	158,696	—	—	159,482	13,899	235
	2006	830,166	20,017	180,271	—	—	178,259	15,341	374
Janus Aspen Enterprise Portfolio Institutional Shares
	2015	432,404	—	77,006	—	—	54,307	—	—
	2014	472,911	—	87,537	—	—	59,200	—	—
	2013	515,291	282	95,068	—	—	76,371	—	—
	2012	557,719	322	102,877	—	—	97,370	119	—
	2011	644,350	1,134	117,301	—	—	105,965	558	—
	2010	728,367	1,950	136,915	—	—	129,588	720	—
	2009	822,284	3,665	166,183	—	—	158,329	2,448	—
	2008	937,847	7,468	209,680	—	—	189,478	3,635	—
	2007	1,113,587	8,117	240,845	696	—	211,588	2,581	—
	2006	1,383,122	10,060	265,774	781	—	249,024	4,806	—
Janus Aspen Forty Portfolio Institutional Shares
	2015	311,258	—	102,471	104	—	56,124	6,508	—
	2014	336,198	—	114,040	125	—	61,974	7,469	—
	2013	393,586	43	125,835	211	—	83,389	7,313	—
	2012	444,435	590	151,481	390	—	104,758	6,367	247
	2011	515,036	1,338	174,304	460	—	107,855	5,996	262
	2010	626,046	2,327	217,145	461	—	126,566	5,460	241
	2009	727,987	3,632	266,438	462	—	154,438	5,950	257
	2008	816,490	4,875	314,467	463	—	187,396	7,682	343
	2007	935,394	5,997	359,607	450	—	223,252	6,749	236
	2006	1,115,590	8,578	429,913	1,310	—	289,419	6,991	249
Janus Aspen Janus Portfolio Institutional Shares
	2015	254,615	—	46,540	—	—	31,724	—	—
	2014	292,203	—	53,562	—	—	40,472	—	—
	2013	329,065	5	62,241	—	—	50,272	—	—
	2012	370,702	1,230	69,390	—	—	52,740	7,075	—
	2011	431,417	6,528	82,422	—	—	66,235	7,623	—
	2010	498,213	10,230	101,965	1,028	—	72,915	15,652	—
	2009	541,094	15,900	117,530	1,039	—	74,507	18,242	—
	2008	631,196	22,098	134,205	1,105	—	91,449	20,880	—
	2007	849,591	23,146	178,584	1,162	—	131,544	17,934	—
	2006	1,014,363	38,997	232,996	1,226	—	170,376	26,033	—

70	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Janus Aspen Global Research Portfolio Institutional Shares
	2015	283,022	—	66,637	—	—	80,531	635	—
	2014	326,767	—	79,480	—	—	90,470	635	—
	2013	364,267	—	100,095	—	—	94,854	636	—
	2012	423,144	685	119,237	—	—	110,817	637	—
	2011	529,896	952	142,744	1,524	—	129,893	638	400
	2010	631,520	1,603	178,188	1,836	—	139,051	—	345
	2009	713,436	6,723	221,153	1,960	—	169,112	2,439	355
	2008	877,448	8,554	254,572	2,122	—	188,743	3,682	350
	2007	1,167,104	10,391	325,263	1,759	—	243,470	2,538	296
	2006	1,312,690	15,258	405,933	1,936	—	306,109	9,919	383
MFS Growth Series Initial Class
	2015	150,922	—	27,464	—	—	23,324	937	—
	2014	157,534	—	36,432	—	—	28,929	1,010	—
	2013	173,260	607	38,454	—	—	34,387	1,603	—
	2012	194,311	2,167	44,706	—	—	41,784	5,525	714
	2011	222,134	3,571	49,101	83	—	50,198	6,356	761
	2010	263,084	4,851	58,745	846	—	59,385	7,473	751
	2009	298,684	11,155	66,773	941	—	70,319	11,390	893
	2008	333,416	16,509	97,496	1,092	—	78,259	12,405	1,125
	2007	430,599	22,555	115,439	1,554	—	109,333	10,632	847
	2006	492,650	25,914	127,344	1,806	—	163,755	13,923	972
MFS Investors Trust Series Initial Class
	2015	394,488	—	116,625	—	—	15,996	2,680	—
	2014	434,783	—	127,916	—	—	18,048	2,939	—
	2013	476,610	158	143,611	1,504	—	21,229	4,024	—
	2012	511,433	1,258	165,477	1,740	—	36,862	681	3,758
	2011	553,985	10,282	191,963	1,819	—	41,077	697	4,133
	2010	625,462	12,497	225,952	1,799	—	46,576	689	4,209
	2009	705,091	14,360	266,367	2,225	—	70,438	764	4,672
	2008	795,093	18,988	327,464	2,253	—	85,870	2,684	5,523
	2007	949,947	20,973	388,599	1,760	—	116,068	2,824	4,393
	2006	1,035,349	24,884	484,530	1,756	—	151,555	3,443	6,061
MFS New Discovery Series Initial Class
	2015	86,873	—	9,656	—	—	19,768	—	—
	2014	96,694	—	18,896	—	—	20,594	—	—
	2013	136,626	140	23,505	—	—	24,481	—	—
	2012	122,944	5,278	26,923	—	—	28,372	101	—
	2011	139,325	10,784	32,230	—	—	32,499	209	—
	2010	178,475	17,756	31,329	80	—	48,446	762	—
	2009	198,286	32,742	34,895	92	—	55,724	1,672	—
	2008	240,838	48,504	48,508	100	—	65,214	2,124	—
	2007	313,901	44,795	45,460	324	—	77,671	2,268	—
	2006	386,237	51,641	70,419	815	—	92,855	6,258	—
MFS Research Series Initial Class
	2015	41,513	—	6,151	—	—	6,053	—	—
	2014	56,056	—	6,691	—	—	6,711	—	—
	2013	68,898	—	6,925	—	—	7,930	—	—
	2012	84,607	981	11,086	—	—	9,141	581	—
	2011	82,699	1,122	14,314	—	—	7,030	1,538	—
	2010	90,205	6,530	15,504	—	—	8,796	1,587	—
	2009	103,025	7,041	16,978	—	—	22,303	1,749	—
	2008	127,315	8,411	20,986	—	—	24,261	1,867	—
	2007	212,663	6,791	56,478	468	—	35,621	1,587	—
	2006	194,906	10,408	31,096	484	—	39,551	5,344	313

APPENDIX	PROSPECTUS	71

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
MFS Total Return Series Initial Class
	2015	751,508	—	117,068	2,960	—	125,946	3,226	—
	2014	882,274	—	124,653	2,960	—	142,251	3,228	—
	2013	1,026,197	2,827	155,753	2,960	—	166,416	5,230	—
	2012	1,214,216	7,935	188,712	—	3,739	204,510	8,871	589
	2011	1,540,357	17,971	216,343	75	3,818	222,215	9,426	1,586
	2010	1,936,226	19,665	271,128	1,080	3,774	316,245	12,077	1,537
	2009	2,302,394	30,703	308,686	1,105	3,774	406,128	14,944	956
	2008	2,788,342	43,718	388,431	1,160	3,795	489,684	17,247	1,890
	2007	3,523,858	46,045	525,456	6,206	3,401	652,184	17,167	1,812
	2006	4,077,733	50,540	627,094	6,458	3,418	733,806	23,380	2,078
Jennison Portfolio Class II
	2015	39,840	—	2,856	—	—	18,697	—	—
	2014	35,252	—	2,958	—	—	19,529	—	—
	2013	26,159	—	3,063	—	—	22,024	—	—
	2012	27,650	2,147	3,435	—	—	22,130	—	—
	2011	30,225	6,707	3,870	—	—	22,825	—	—
	2010	35,882	6,749	4,255	—	—	25,939	—	—
	2009	45,146	15,319	4,479	—	—	27,236	—	—
	2008	46,659	17,833	14,002	—	—	27,670	—	—
	2007	59,024	14,067	16,809	—	—	27,390	—	—
	2006	75,769	15,137	20,469	—	—	27,193	2,336	—

72	PROSPECTUS	APPENDIX

APPENDIX A

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
RS Large Cap Alpha VIP Series
	2015	$20.25	$—	$19.52	$—	$—	$14.61	$12.58	$—
	2014	20.93	—	20.22	—	—	15.14	13.06	—
	2013	18.66	12.12	18.06	11.79	—	13.53	11.70	—
	2012	13.62	8.87	13.21	8.64	—	9.90	8.59	12.70
	2011	11.84	7.73	11.50	7.55	—	8.63	7.50	11.12
	2010	13.21	8.65	12.86	8.46	—	9.65	8.41	12.50
	2009	11.43	7.50	11.15	7.35	—	8.37	7.31	10.90
	2008	9.25	6.08	9.04	5.98	—	6.79	5.95	8.89
	2007	13.31	8.78	13.04	8.64	—	9.80	8.60	12.89
	2006	11.70	7.74	11.49	7.63	—	8.63	7.60	11.42
RS S&P 500 Index VIP Series
	2015	16.22	—	15.70	—	—	15.57	14.28	—
	2014	16.26	—	15.77	—	—	15.65	14.39	—
	2013	14.52	13.37	14.11	—	—	14.00	12.91	—
	2012	11.14	10.28	10.84	—	—	10.77	9.95	12.32
	2011	9.75	9.02	9.51	8.81	—	9.45	8.76	10.87
	2010	9.68	8.99	9.47	8.79	—	9.41	8.74	10.88
	2009	8.54	7.95	8.37	7.79	—	8.33	7.75	9.67
	2008	6.85	6.39	6.73	6.28	—	6.69	6.25	7.82
	2007	11.04	10.33	10.86	10.16	—	10.82	10.12	12.69
	2006	10.63	9.96	10.47	9.82	—	10.44	9.79	12.31
RS High Yield VIP Series
	2015	18.24	—	17.65	—	—	17.51	16.40	—
	2014	19.36	—	18.77	—	—	18.63	17.49	—
	2013	19.77	18.59	19.21	—	—	19.07	17.95	—
	2012	18.72	17.65	18.23	—	—	18.11	17.08	17.48
	2011	16.55	15.64	16.14	—	—	16.05	15.17	15.57
	2010	16.08	15.24	15.72	—	—	15.63	14.82	15.25
	2009	14.32	13.60	14.03	—	—	13.96	13.27	13.68
	2008	10.50	10.00	10.31	—	—	10.26	9.78	10.11
	2007	13.43	12.82	13.21	—	—	13.16	12.57	13.03
	2006	13.44	12.87	13.25	12.69	—	13.20	12.64	13.13
RS Low Duration Bond VIP Series
	2015	11.96	—	11.67	—	—	11.60	—	—
	2014	12.06	—	11.79	—	—	11.72	—	—
	2013	12.10	11.79	11.85	—	—	11.79	11.49	—
	2012	12.22	11.94	12.00	—	—	11.94	11.66	—
	2011	12.00	11.75	11.80	—	—	11.75	11.51	—
	2010	11.92	11.71	11.75	—	—	11.71	11.49	—
	2009	11.55	11.36	11.40	—	—	11.36	11.18	—
	2008	10.99	10.84	10.87	—	—	10.84	10.70	—
	2007	10.75	10.63	10.65	—	—	10.63	10.52	—
	2006	10.32	10.23	10.25	—	—	10.23	10.15	—
RS Small Cap Growth Equity VIP Series
	2015	34.21	—	32.98	27.55	—	34.45	27.33	—
	2014	34.43	28.71	33.26	27.85	—	34.76	27.65	—
	2013	31.66	26.46	30.64	25.73	—	32.04	25.55	—
	2012	21.35	17.89	20.71	17.43	17.18	21.67	17.32	17.09
	2011	18.72	15.73	18.19	15.35	15.17	19.05	15.26	15.10
	2010	19.40	16.34	18.89	15.98	15.83	19.79	15.90	15.76
	2009	15.40	13.00	15.03	12.74	12.66	15.75	12.68	12.61
	2008	11.37	9.63	11.12	9.45	9.41	11.65	9.41	9.38
	2007	17.77	15.08	17.40	14.84	14.81	18.26	14.78	14.76
	2006	17.11	14.56	16.80	14.35	14.36	17.63	14.30	14.33

APPENDIX	PROSPECTUS	73

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
RS International VIP Series
	2015	$18.42	$—	$17.75	$—	$—	$13.67	$11.73	$—
	2014	18.49	—	17.86	—	—	13.76	11.84	—
	2013	19.77	13.18	19.14	—	—	14.75	12.73	—
	2012	16.67	11.14	16.17	—	—	12.47	10.78	15.53
	2011	14.27	9.56	13.86	9.33	—	10.70	9.27	13.39
	2010	16.35	10.98	15.92	10.74	—	12.29	10.68	15.46
	2009	14.50	9.76	14.15	9.57	—	10.93	9.52	13.81
	2008	10.57	7.13	10.33	7.00	—	7.98	6.97	10.14
	2007	18.86	12.76	18.48	12.56	—	14.28	12.51	18.24
	2006	16.61	11.27	16.30	11.11	—	12.61	11.07	16.18
RS Emerging Markets VIP Series
	2015	23.81	—	22.95	—	—	29.51	23.24	—
	2014	27.63	28.14	26.69	—	—	34.34	27.10	—
	2013	29.06	29.67	28.13	28.85	—	36.20	28.65	—
	2012	30.49	31.21	29.57	30.40	—	38.07	30.20	—
	2011	27.18	27.89	26.41	27.23	—	34.03	27.06	—
	2010	34.83	35.83	33.92	35.05	—	43.72	34.86	—
	2009	29.61	30.54	28.89	29.93	—	37.25	29.78	—
	2008	15.27	15.79	14.93	15.50	—	19.26	15.43	—
	2007	35.67	36.97	34.94	36.38	—	45.10	36.23	—
	2006	24.84	25.81	24.38	25.45	—	31.49	25.36	26.48
RS Investment Quality Bond VIP Series
	2015	20.37	—	19.64	17.50	—	18.23	17.36	—
	2014	20.56	18.29	19.86	17.74	—	18.45	17.61	—
	2013	19.73	17.59	19.09	17.10	—	17.74	16.98	—
	2012	20.31	18.15	19.69	17.68	14.90	18.31	17.57	14.82
	2011	19.33	17.32	18.79	16.91	14.29	17.48	16.81	14.22
	2010	18.28	16.43	17.80	16.07	13.61	16.57	15.98	13.55
	2009	17.19	15.48	16.77	15.17	12.88	15.62	15.10	12.83
	2008	15.65	14.13	15.30	13.88	11.81	14.26	13.82	11.77
	2007	15.78	14.28	15.46	14.05	11.99	14.41	14.00	11.96
	2006	15.04	13.65	14.76	13.46	11.51	13.77	13.41	11.49
Gabelli Capital Asset Fund
	2015	35.61	—	34.32	—	—	25.25	23.77	—
	2014	39.54	27.55	38.19	—	—	28.10	26.53	—
	2013	39.82	27.81	38.54	—	—	28.37	26.85	—
	2012	29.32	20.53	28.43	—	—	20.94	19.87	17.59
	2011	25.30	17.76	24.59	17.34	—	18.12	17.24	15.29
	2010	25.69	18.08	25.01	17.68	—	18.44	17.59	15.64
	2009	20.03	14.13	19.54	13.85	—	14.41	13.78	12.29
	2008	15.06	10.65	14.72	10.46	—	10.86	10.41	9.31
	2007	25.60	18.15	25.07	17.86	—	18.51	17.79	15.94
	2006	23.75	16.88	23.31	16.65	—	17.22	16.59	14.91
Value Line Centurion Fund
	2015	16.13	—	15.55	—	—	11.57	—	—
	2014	16.16	10.79	15.61	—	—	11.62	—	—
	2013	14.98	10.03	14.50	—	—	10.80	—	—
	2012	11.58	7.77	11.23	—	—	8.37	7.52	—
	2011	10.17	6.84	9.88	—	—	7.37	6.64	—
	2010	9.79	6.61	9.53	—	—	7.11	6.43	—
	2009	7.89	5.33	7.69	—	—	5.74	5.20	—
	2008	7.19	4.87	7.03	—	—	5.25	4.76	—
	2007	14.35	9.75	14.06	9.60	—	10.50	9.56	—
	2006	12.04	8.20	11.82	8.09	—	8.83	8.06	—

74	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Value Line Strategic Asset Management Trust
	2015	$27.75	$—	$26.75	$—	$—	$18.49	$16.91	$—
	2014	27.85	—	26.90	—	—	18.60	17.06	—
	2013	25.99	16.57	25.16	—	—	17.40	16.00	—
	2012	21.64	13.83	20.99	—	—	14.53	13.39	—
	2011	18.99	12.17	18.45	11.87	—	12.78	11.80	—
	2010	18.54	11.91	18.06	11.65	—	12.51	11.59	—
	2009	16.30	10.50	15.90	10.29	—	11.02	10.24	—
	2008	13.62	8.80	13.32	8.64	—	9.24	8.60	—
	2007	19.54	12.65	19.14	12.44	—	13.28	12.39	—
	2006	17.16	11.14	16.85	10.98	—	11.69	10.94	12.38
Invesco V.I. American Franchise Fund Series I
	2015	13.20	—	12.77	—	—	12.68	10.32	—
	2014	12.73	—	12.34	—	—	12.26	10.00	—
	2013	11.89	9.72	11.55	—	—	11.48	9.39	—
	2012	8.59	7.04	8.36	—	—	8.32	6.82	—
	2011	7.73	6.35	7.54	—	—	7.50	6.16	—
	2010	8.50	7.00	8.31	6.85	—	8.27	6.81	—
	2009	7.45	6.16	7.30	6.03	—	7.27	6.00	—
	2008	6.23	5.16	6.12	5.07	—	6.09	5.05	—
	2007	10.98	9.11	10.79	8.97	—	10.76	8.93	—
	2006	9.92	8.26	9.78	8.14	—	9.75	8.11	—
Invesco V.I. Managed Volatility Fund Series I
	2015	18.16	—	17.57	—	—	17.39	—	—
	2014	18.79	—	18.21	—	—	18.04	—	—
	2013	15.78	—	15.33	—	—	15.19	12.66	—
	2012	14.43	12.02	14.04	—	—	13.92	11.63	—
	2011	14.10	11.78	13.75	—	—	13.64	11.43	—
	2010	12.26	10.27	11.99	—	—	11.89	9.99	—
	2009	11.68	9.81	11.44	—	—	11.36	9.56	—
	2008	10.29	8.66	10.10	—	—	10.03	8.47	—
	2007	15.41	13.00	15.15	—	—	15.06	12.74	—
	2006	12.94	10.94	12.74	—	—	12.67	10.75	—
Invesco V.I. Government Securities Fund Series I
	2015	15.60	—	15.13	14.56	—	15.01	14.45	—
	2014	15.75	—	15.30	14.76	—	15.19	14.65	—
	2013	15.31	14.81	14.91	14.41	—	14.81	14.32	—
	2012	15.92	15.44	15.53	15.06	—	15.44	14.96	13.30
	2011	15.74	15.29	15.38	14.95	—	15.29	14.86	13.24
	2010	14.77	14.39	14.46	14.09	—	14.39	14.02	12.52
	2009	14.19	13.86	13.92	13.60	—	13.86	13.54	12.12
	2008	14.37	14.07	14.13	13.84	—	14.07	13.78	12.36
	2007	12.96	12.72	12.77	12.53	—	12.72	12.49	11.23
	2006	12.34	12.14	12.18	11.99	—	12.14	11.95	10.78
Invesco V.I. Core Equity Fund Series I
	2015	12.30	—	11.90	10.73	—	12.02	10.65	—
	2014	13.22	11.94	12.82	11.59	—	12.96	11.50	—
	2013	12.38	11.21	12.03	10.90	—	12.16	10.82	—
	2012	9.70	8.81	9.44	8.58	—	9.55	8.52	—
	2011	8.63	7.85	8.41	7.66	—	8.52	7.62	—
	2010	8.74	7.97	8.54	7.80	—	8.65	7.76	—
	2009	8.08	7.39	7.91	7.24	—	8.02	7.21	—
	2008	6.38	5.85	6.26	5.74	—	6.34	5.72	—
	2007	9.24	8.50	9.09	8.36	—	9.22	8.33	—
	2006	8.66	7.98	8.53	7.87	—	8.66	7.84	—

APPENDIX	PROSPECTUS	75

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Invesco V.I. Government Securities Fund Series II
	2015	$10.42	$—	$10.32	$—	$—	$10.30	$10.18	$—
	2014	10.54	—	10.47	—	—	10.45	10.35	—
	2013	10.28	10.21	10.22	—	—	10.21	10.14	—
	2012	10.71	10.67	10.68	10.63	—	10.67	10.62	10.58
	2011	10.62	10.60	10.60	10.58	—	10.60	10.58	10.56
Invesco V.I. Growth and Income Fund Series II
	2015	19.94	—	19.40	—	—	19.26	18.62	—
	2014	20.88	20.23	20.36	—	—	20.23	19.60	—
	2013	19.23	18.67	18.78	—	—	18.67	18.14	—
	2012	14.56	14.17	14.25	13.87	—	14.17	13.80	13.43
	2011	12.89	12.58	12.64	12.34	—	12.58	12.28	11.99
	2010	13.36	13.07	13.13	12.84	—	13.07	12.79	12.51
	2009	12.06	11.83	11.87	11.65	—	11.83	11.60	11.38
	2008	9.84	9.67	9.71	9.54	—	9.67	9.51	9.36
	2007	14.69	14.49	14.53	14.32	—	14.49	14.28	14.08
	2006	14.51	14.35	14.38	14.21	—	14.35	14.18	14.01
AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)
	2015	19.11	—	18.59	—	—	18.47	17.84	—
	2014	19.08	—	18.60	—	—	18.48	17.91	—
	2013	17.68	17.17	17.27	16.77	—	17.17	16.67	—
	2012	13.30	12.95	13.02	12.68	—	12.95	12.61	12.28
	2011	11.49	11.21	11.27	11.00	—	11.21	10.95	10.68
	2010	10.97	10.73	10.78	10.55	—	10.73	10.50	10.28
	2009	9.85	9.66	9.70	9.51	—	9.66	9.48	9.30
	2008	8.29	8.15	8.18	8.04	—	8.15	8.01	7.88
	2007	14.15	13.95	13.99	13.79	—	13.95	13.75	13.56
	2006	13.66	13.50	13.54	13.38	—	13.50	13.35	13.19
AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)
	2015	20.48	—	19.93	—	—	19.79	19.13	—
	2014	18.71	—	18.24	—	—	18.13	17.56	—
	2013	16.65	—	16.26	—	—	16.17	15.70	—
	2012	12.30	11.98	12.04	—	—	11.98	11.66	—
	2011	10.68	10.42	10.47	—	—	10.42	10.17	—
	2010	11.23	10.99	11.04	—	—	10.99	10.76	—
	2009	10.36	10.16	10.20	—	—	10.16	9.97	—
	2008	7.65	7.52	7.55	—	—	7.52	7.40	—
	2007	12.87	12.69	12.73	—	—	12.69	12.51	—
	2006	11.47	11.34	11.37	—	—	11.34	11.21	—

76	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)
	2015	$12.85	$—	$12.50	$—	$—	$12.42	$—	$—
	2014	12.68	—	12.36	—	—	12.28	—	—
	2013	12.25	11.90	11.97	—	—	11.90	—	—
	2012	10.09	9.83	9.88	—	—	9.83	—	—
	2011	9.02	8.81	8.85	—	—	8.81	—	—
	2010	11.93	11.68	11.73	—	—	11.68	11.42	—
	2009	10.19	10.00	10.03	—	—	10.00	9.81	—
	2008	6.74	6.63	6.65	—	—	6.63	6.52	—
	2007	12.99	12.81	12.84	—	—	12.81	12.62	—
	2006	10.97	10.84	10.87	—	—	10.84	10.72	—
AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)
	2015	15.96	—	15.53	—	—	15.42	14.90	—
	2014	17.41	—	16.97	—	—	16.86	16.34	—
	2013	15.91	15.45	15.55	—	—	15.45	15.01	—
	2012	11.81	11.49	11.56	—	—	11.49	11.19	10.90
	2011	10.35	10.10	10.15	—	—	10.10	9.86	9.62
	2010	10.89	10.66	10.70	—	—	10.66	10.43	10.20
	2009	9.90	9.71	9.75	—	—	9.71	9.52	9.34
	2008	8.28	8.14	8.17	—	—	8.14	8.01	7.88
	2007	14.22	14.02	14.06	13.86	—	14.02	13.82	13.62
	2006	15.02	14.85	14.88	14.71	—	14.85	14.68	14.50
Davis Financial Portfolio
	2015	18.01	—	17.42	—	—	18.61	18.49	—
	2014	17.88	—	17.33	—	—	18.52	18.44	—
	2013	16.04	17.23	15.58	—	—	16.66	16.63	—
	2012	12.37	13.33	12.04	—	—	12.89	12.90	10.91
	2011	10.55	11.39	10.29	—	—	11.01	11.05	9.37
	2010	11.60	12.56	11.34	—	—	12.14	12.22	10.38
	2009	10.58	11.47	10.36	—	—	11.10	11.19	9.53
	2008	7.59	8.25	7.44	—	—	7.98	8.07	6.89
	2007	14.32	15.62	14.08	—	—	15.10	15.31	13.11
	2006	15.44	16.88	15.21	—	—	16.32	16.58	14.24
Davis Real Estate Portfolio
	2015	31.97	—	30.93	—	—	33.26	35.98	—
	2014	31.85	37.40	30.88	—	—	33.22	36.02	—
	2013	25.29	29.77	24.56	—	—	26.44	28.74	—
	2012	25.95	30.63	25.26	—	—	27.20	29.64	—
	2011	22.43	26.54	21.88	—	—	23.57	25.75	—
	2010	20.86	24.74	20.39	—	—	21.98	24.07	—
	2009	17.65	20.99	17.28	—	—	18.64	20.47	—
	2008	13.57	16.17	13.31	—	—	14.36	15.81	10.69
	2007	25.88	30.93	25.45	—	—	27.47	30.32	20.54
	2006	31.01	37.16	30.55	—	—	33.00	36.51	24.80

APPENDIX	PROSPECTUS	77

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Davis Value Portfolio
	2015	$18.05	$—	$17.46	$—	$—	$18.06	$17.17	$—
	2014	17.99	17.86	17.44	—	—	18.04	17.20	—
	2013	17.18	17.09	16.69	—	—	17.27	16.50	—
	2012	13.04	13.00	12.69	—	—	13.14	12.59	12.62
	2011	11.68	11.68	11.39	—	—	11.80	11.33	11.38
	2010	12.34	12.37	12.06	12.10	—	12.50	12.03	12.12
	2009	11.08	11.14	10.85	10.91	—	11.25	10.86	10.97
	2008	8.56	8.62	8.39	8.46	—	8.71	8.43	8.53
	2007	14.52	14.66	14.27	14.43	—	14.82	14.37	14.59
	2006	14.05	14.23	13.84	14.03	—	14.38	13.98	14.22
Fidelity VIP Contrafund Portfolio Service Class
	2015	23.20	—	22.44	—	—	22.77	20.55	—
	2014	23.36	—	22.65	—	—	22.99	20.79	—
	2013	21.16	19.60	20.55	—	—	20.87	18.93	—
	2012	16.34	15.18	15.90	—	—	16.16	14.69	16.79
	2011	14.22	13.25	13.87	—	—	14.10	12.85	14.73
	2010	14.79	13.81	14.46	13.51	—	14.70	13.44	15.43
	2009	12.79	11.97	12.53	11.73	—	12.75	11.68	13.44
	2008	9.55	8.96	9.37	8.80	—	9.54	8.76	10.11
	2007	16.85	15.85	16.57	15.60	—	16.88	15.54	17.98
	2006	14.52	13.69	14.31	13.50	—	14.58	13.45	15.61
Fidelity VIP Equity-Income Portfolio Service Class
	2015	16.51	—	15.97	16.71	—	16.56	16.58	—
	2014	17.43	18.27	16.90	17.72	—	17.52	17.59	—
	2013	16.25	17.07	15.78	16.59	—	16.37	16.48	—
	2012	12.85	13.53	12.51	13.19	—	12.99	13.10	12.40
	2011	11.11	11.73	10.83	11.45	—	11.25	11.38	10.79
	2010	11.15	11.80	10.90	11.54	—	11.32	11.48	10.92
	2009	9.81	10.41	9.61	10.20	—	9.99	10.15	9.68
	2008	7.64	8.13	7.50	7.98	—	7.80	7.95	7.60
	2007	13.50	14.40	13.28	14.17	—	13.82	14.12	13.53
	2006	13.48	14.42	13.28	14.22	—	13.83	14.16	13.61
Fidelity VIP Growth Opportunities Portfolio Service Class
	2015	13.87	—	13.42	—	—	13.89	13.57	—
	2014	13.32	—	12.91	—	—	13.36	13.10	—
	2013	12.03	12.31	11.69	—	—	12.10	11.89	—
	2012	8.84	9.07	8.61	8.84	—	8.92	8.78	—
	2011	7.50	7.71	7.31	7.53	—	7.58	7.48	—
	2010	7.43	7.66	7.26	7.49	—	7.53	7.45	—
	2009	6.08	6.29	5.96	6.16	—	6.18	6.13	—
	2008	4.23	4.38	4.15	4.30	—	4.31	4.28	—
	2007	9.53	9.90	9.37	9.74	—	9.73	9.70	—
	2006	7.84	8.17	7.72	8.05	—	8.03	8.02	11.61

78	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Fidelity VIP Mid Cap Portfolio Service Class
	2015	$52.04	$—	$50.35	$41.83	$—	$47.85	$41.50	$—
	2014	53.50	44.52	51.87	43.20	—	49.31	42.88	—
	2013	51.02	42.56	49.56	41.38	—	47.14	41.09	—
	2012	37.97	31.76	36.96	30.94	—	35.17	30.74	20.95
	2011	33.51	28.10	32.68	27.43	—	31.12	27.26	18.63
	2010	38.01	31.95	37.14	31.25	—	35.38	31.08	21.29
	2009	29.91	25.20	29.28	24.70	—	27.91	24.57	16.88
	2008	21.63	18.27	21.22	17.94	—	20.24	17.86	12.30
	2007	36.21	30.67	35.60	30.18	—	33.96	30.05	20.75
	2006	31.75	26.96	31.28	26.58	—	29.86	26.49	18.33
Fidelity VIP Government Money Market Portfolio Service Class 2
	2015	9.91	—	9.90	9.88	—	9.90	—	—
Templeton Growth VIP Fund Class 2
	2015	15.28	—	14.86	—	—	14.76	14.27	—
	2014	16.54	—	16.13	—	—	16.03	15.53	—
	2013	17.24	16.74	16.84	—	—	16.74	16.26	—
	2012	13.34	12.99	13.06	—	—	12.99	12.65	12.32
	2011	11.16	10.89	10.95	—	—	10.89	10.63	10.38
	2010	12.15	11.89	11.94	—	—	11.89	11.63	11.38
	2009	11.46	11.24	11.28	—	—	11.24	11.02	10.81
	2008	8.85	8.70	8.73	—	—	8.70	8.56	8.42
	2007	15.54	15.32	15.36	—	—	15.32	15.10	14.89
	2006	15.37	15.19	15.23	—	—	15.19	15.02	14.84
Janus Aspen Enterprise Portfolio Institutional Shares
	2015	19.46	—	18.82	—	—	16.97	—	—
	2014	18.94	—	18.36	—	—	16.56	—	—
	2013	17.04	10.91	16.56	—	—	14.94	—	—
	2012	13.04	8.37	12.69	—	—	11.46	8.10	—
	2011	11.26	7.24	10.98	—	—	9.92	7.03	—
	2010	11.56	7.46	11.30	—	—	10.21	7.26	—
	2009	9.30	6.02	9.11	—	—	8.24	5.87	—
	2008	6.51	4.22	6.38	—	—	5.78	4.12	—
	2007	11.71	7.61	11.51	7.49	—	10.42	7.46	—
	2006	9.71	6.33	9.57	6.24	—	8.67	6.22	—
Janus Aspen Forty Portfolio Institutional Shares
	2015	22.74	—	22.00	17.67	—	22.68	17.53	—
	2014	20.52	—	19.90	16.02	—	20.52	15.90	—
	2013	19.11	15.41	18.57	14.98	—	19.16	14.88	—
	2012	14.75	11.92	14.36	11.61	—	14.82	11.54	17.07
	2011	12.03	9.75	11.73	9.52	—	12.12	9.46	14.03
	2010	13.06	10.61	12.76	10.37	—	13.19	10.32	15.34
	2009	12.39	10.09	12.13	9.89	—	12.54	9.84	14.66
	2008	8.57	7.00	8.41	6.87	—	8.70	6.84	10.22
	2007	15.54	12.72	15.28	12.52	—	15.82	12.47	18.68
	2006	11.49	9.43	11.32	9.29	—	11.72	9.26	13.91

APPENDIX	PROSPECTUS	79

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Janus Aspen Janus Portfolio Institutional Shares
	2015	$14.30	$—	$13.84	$—	$—	$13.59	$—	$—
	2014	13.75	—	13.33	—	—	13.10	—	—
	2013	12.32	10.38	11.97	—	—	11.77	—	—
	2012	9.57	8.08	9.32	—	—	9.17	7.82	—
	2011	8.18	6.92	7.97	—	—	7.85	6.71	—
	2010	8.74	7.42	8.54	7.26	—	8.41	7.22	—
	2009	7.73	6.58	7.57	6.44	—	7.46	6.41	—
	2008	5.74	4.90	5.63	4.81	—	5.55	4.79	—
	2007	9.65	8.25	9.48	8.11	—	9.35	8.08	—
	2006	8.49	7.27	8.36	7.17	—	8.25	7.15	—
Janus Aspen Global Research Portfolio Institutional Shares
	2015	12.69	—	12.27	—	—	11.78	8.99	—
	2014	13.15	—	12.74	—	—	12.24	9.36	—
	2013	12.39	—	12.04	—	—	11.56	8.87	—
	2012	9.77	7.26	9.51	—	—	9.14	7.03	—
	2011	8.24	6.14	8.04	5.99	—	7.73	5.96	8.49
	2010	9.67	7.23	9.45	7.07	—	9.10	—	10.04
	2009	8.46	6.33	8.28	6.21	—	7.97	6.18	8.84
	2008	6.22	4.67	6.10	4.58	—	5.88	4.56	6.55
	2007	11.38	8.57	11.19	8.43	—	10.78	8.39	12.08
	2006	10.51	7.93	10.36	7.82	—	9.98	7.79	11.24
MFS Growth Series Initial Class
	2015	17.65	—	17.08	—	—	16.42	12.46	—
	2014	16.62	—	16.11	—	—	15.49	11.79	—
	2013	15.45	11.41	15.00	—	—	14.44	11.01	—
	2012	11.43	8.46	11.12	—	—	10.71	8.19	14.20
	2011	9.86	7.32	9.62	7.15	—	9.26	7.10	12.34
	2010	10.02	7.46	9.79	7.29	—	9.43	7.25	12.63
	2009	8.80	6.56	8.61	6.43	—	8.30	6.40	11.18
	2008	6.47	4.84	6.35	4.75	—	6.12	4.73	8.28
	2007	10.47	7.85	10.29	7.72	—	9.93	7.69	13.50
	2006	8.75	6.58	8.62	6.48	—	8.32	6.46	11.37
MFS Investors Trust Series Initial Class
	2015	21.43	—	20.65	—	—	15.97	15.32	—
	2014	21.65	—	20.91	—	—	16.18	15.56	—
	2013	19.75	14.78	19.11	14.37	—	14.80	14.26	—
	2012	15.15	11.36	14.69	11.07	—	11.37	10.99	12.92
	2011	12.87	9.68	12.51	9.45	—	9.69	9.39	11.06
	2010	13.32	10.04	12.97	9.82	—	10.06	9.77	11.53
	2009	12.14	9.18	11.85	8.99	—	9.19	8.95	10.59
	2008	9.69	7.34	9.47	7.21	—	7.35	7.18	8.52
	2007	14.66	11.14	14.36	10.96	—	11.15	10.92	12.99
	2006	13.46	10.25	13.21	10.11	—	10.26	10.07	12.01
MFS New Discovery Series Initial Class
	2015	24.54	—	23.74	—	—	24.29	—	—
	2014	25.33	19.06	24.55	—	—	25.13	18.35	—
	2013	27.65	20.86	26.86	—	—	27.51	20.14	—
	2012	19.79	14.97	19.26	—	—	19.74	14.48	—
	2011	16.53	12.53	16.12	—	—	16.53	12.16	—
	2010	18.65	14.18	18.23	13.87	—	18.70	13.79	—
	2009	13.86	10.56	13.57	10.35	—	13.92	10.30	—
	2008	8.60	6.57	8.44	6.45	—	8.66	6.42	—
	2007	14.35	10.99	14.11	10.82	—	14.50	10.77	—
	2006	14.18	10.88	13.97	10.73	—	14.35	10.69	—

80	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
MFS Research Series Initial Class
	2015	$16.92	$—	$16.37	$—	$—	$16.60	$—	$—
	2014	16.99	—	16.47	—	—	16.71	—	—
	2013	15.62	—	15.17	—	—	15.40	—	—
	2012	11.95	10.96	11.64	—	—	11.82	10.61	—
	2011	10.32	9.49	10.07	—	—	10.23	9.21	—
	2010	10.50	9.68	10.26	—	—	10.43	9.41	—
	2009	9.18	8.48	8.98	—	—	9.14	8.27	—
	2008	7.12	6.59	6.98	—	—	7.11	6.45	—
	2007	11.28	10.47	11.09	10.30	—	11.29	10.26	—
	2006	10.09	9.39	9.94	9.26	—	10.12	9.23	12.00
MFS Total Return Series Initial Class
	2015	20.08	—	19.43	19.41	—	19.66	19.26	—
	2014	20.41	20.43	19.79	19.82	—	20.04	19.67	—
	2013	19.05	19.11	18.51	18.58	—	18.75	18.45	—
	2012	16.21	16.30	15.77	—	13.33	15.99	15.78	13.26
	2011	14.75	14.87	14.39	14.52	12.22	14.59	14.43	12.16
	2010	14.68	14.84	14.34	14.51	12.24	14.55	14.43	12.19
	2009	13.52	13.70	13.24	13.43	11.36	13.44	13.36	11.31
	2008	11.60	11.79	11.38	11.57	9.81	11.56	11.52	9.78
	2007	15.09	15.37	14.83	15.12	12.85	15.07	15.06	12.82
	2006	14.66	14.97	14.44	14.76	12.58	14.68	14.71	12.55
Jennison Portfolio Class II
	2015	17.83	—	17.31	—	—	17.18	—	—
	2014	16.26	—	15.82	—	—	15.71	—	—
	2013	15.03	—	14.65	—	—	14.56	—	—
	2012	11.10	10.78	10.84	—	—	10.78	—	—
	2011	9.71	9.46	9.51	—	—	9.46	—	—
	2010	9.84	9.61	9.65	—	—	9.61	—	—
	2009	8.94	8.75	8.79	—	—	8.75	—	—
	2008	6.35	6.23	6.25	—	—	6.23	—	—
	2007	10.30	10.13	10.16	—	—	10.13	—	—
	2006	9.35	9.22	9.25	—	—	9.22	9.09	—

APPENDIX	PROSPECTUS	81

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account E of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2016

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name “The Guardian Investor Retirement Asset Manager”) dated May 1, 2016.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013285    5/06

B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account E (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. Effective March 31, 2015, Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC (“PAS”) or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $79,857,599 in 2013, $86,279,922 in 2014 and $93,885,695 in 2015.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under

B-2

a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return, variable annuity payments will decrease.

For Options V-1, V-2 and V-3, the assumed investment return is 4%. Under Option V-4, you may choose a 0%, 3 1/2% or 5% assumed investment return.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the

B-3

definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. Domestic partnerships and civil unions permitted by individual state laws are not recognized as marriages for federal tax purposes. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax advisor for more information on this subject.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

B-4

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2015 and 2014 and for each of the two years in the period ended December 31, 2015, and the financial statements and financial highlights of Separate Account E of GIAC as of December 31, 2015 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT E

The Guardian Separate Account E

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

Assets:
Shares owned in underlying fund	2,033,931	719,275
Net asset value per share (NAV)	44.26	14.84

Total Assets (Shares x NAV)	$90,021,776	$10,674,039
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	37,607	8,781

Net Assets	$89,984,169	$10,665,258

Net Assets: Total
Contract Value in accumulation period	$89,252,669	$10,094,126
Contracts in Payout (annuitization) period	731,500	571,132

Net Assets	$89,984,169	$10,665,258

Total Units Outstanding	4,499,552	627,934

Unit Value (Accumulation, Lowest to Highest)	$12.58 to $20.25	$14.28 to $16.22

Cost of Shares in Underlying Fund	$73,517,856	$7,897,083

STATEMENTS OF OPERATIONS Year Ended December 31, 2015

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2015 Investment Income
Income:
Reinvested dividends	$1,213,150	$200,617
Expenses:
Mortality expense risk and administrative charges	1,239,947	150,011

Net investment income/(expense)	(26,797)	50,606

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	5,005,050	1,768,141
Reinvested realized gain distributions	8,486,218	—

Net realized gain/(loss) on investments	13,491,268	1,768,141
Net change in unrealized appreciation/(depreciation) of investments	(16,630,845)	(1,837,562)

Net realized and unrealized gain/(loss) from investments	(3,139,577)	(69,421)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,166,374)	$(18,815)

See notes to financial statements.

B-6

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

673,623	310,846	2,246,376	1,365,562	850,775	2,595,105	—
6.13	10.13	14.61	14.39	11.99	11.98	—

$4,129,308	$3,148,871	$32,819,558	$19,650,434	$10,200,790	$31,089,355	$—

10,962	8,343	18,492	11,792	7,214	10,931	—

$4,118,346	$3,140,528	$32,801,066	$19,638,642	$10,193,576	$31,078,424	$—

$4,061,917	$3,071,723	$32,512,111	$19,545,769	$10,115,066	$30,128,372	$—
56,429	68,805	288,955	92,873	78,510	950,052	—

$4,118,346	$3,140,528	$32,801,066	$19,638,642	$10,193,576	$31,078,424	$—

225,213	257,925	954,079	1,086,662	419,738	1,498,463	—

$16.40 to $18.24	$11.60 to $11.96	$27.33 to $34.21	$11.73 to $18.42	$23.24 to $23.81	$17.36 to $20.37	—

$4,986,368	$3,254,504	$31,655,756	$23,769,305	$15,003,784	$32,049,147	$—

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

$286,258	$42,306	$—	$424,236	$51,503	$804,402	$576

61,932	44,065	472,333	272,053	158,305	431,294	45,274

224,326	(1,759)	(472,333)	152,183	(106,802)	373,108	(44,698)

(55,165)	(22,038)	1,680,128	(507,682)	(862,404)	253,924	—
—	—	5,621,074	55,295	—	304,070	—

(55,165)	(22,038)	7,301,202	(452,387)	(862,404)	557,994	—
(418,644)	(1,185)	(6,880,083)	223,711	(681,368)	(1,232,583)	—

(473,809)	(23,223)	421,119	(228,676)	(1,543,772)	(674,589)	—

$(249,483)	$(24,982)	$(51,214)	$(76,493)	$(1,650,574)	$(301,481)	$(44,698)

B-7

The Guardian Separate Account E

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Gabelli Capital Asset	Value Line Centurion

Assets:
Shares owned in underlying fund	2,176,109	766,612
Net asset value per share (NAV)	18.59	20.71

Total Assets (Shares x NAV)	$40,453,870	$15,876,536

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	18,630	11,644

Net Assets	$40,435,240	$15,864,892

Net Assets: Total
Contract Value in accumulation period	$40,204,739	$15,778,934
Contracts in Payout (annuitization) period	230,501	85,958

Net Assets	$40,435,240	$15,864,892

Total Units Outstanding	1,162,287	989,833

Unit Value (Accumulation, Lowest to Highest)	$23.77 to $35.61	$11.57 to $16.13

Cost of Shares in Underlying Fund	$42,844,829	$10,357,531

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Gabelli Capital Asset	Value Line Centurion

2015 Investment Income
Income:
Reinvested dividends	$203,014	$57,213
Expenses:
Mortality expense risk and administrative charges	590,727	208,263

Net investment income/(expense)	(387,713)	(151,050)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,188,634	31,048
Reinvested realized gain distributions	4,622,947	—

Net realized gain/(loss) on investments	5,811,581	31,048
Net change in unrealized appreciation/(depreciation) of investments	(10,011,042)	95,615

Net realized and unrealized gain/(loss) from investments	(4,199,461)	126,663

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,587,174)	$(24,387)

See notes to financial statements.

B-8

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I	Invesco V.I. Government Securities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II

2,350,265	52,482	215,770	384,239	150,620	188,715	213,628
20.87	57.30	11.38	11.52	33.84	11.42	19.57

$49,050,031	$3,007,215	$2,455,466	$4,426,430	$5,096,984	$2,155,120	$4,180,704

19,586	8,781	7,531	2,319	4,028	6,209	2,066

$49,030,445	$2,998,434	$2,447,935	$4,424,111	$5,092,956	$2,148,911	$4,178,638

$48,557,766	$2,992,230	$2,442,507	$4,379,163	$5,067,737	$2,103,586	$4,145,518
472,679	6,204	5,428	44,948	25,219	45,325	33,120

$49,030,445	$2,998,434	$2,447,935	$4,424,111	$5,092,956	$2,148,911	$4,178,638

1,814,716	229,204	135,726	283,747	415,175	202,515	210,609

$16.91 to $27.75	$10.32 to $13.20	$17.39 to $18.16	$14.45 to $15.60	$10.65 to $12.30	$10.18 to $10.42	$18.62 to $19.94

$44,670,045	$2,132,379	$3,179,176	$4,655,499	$4,001,835	$2,196,279	$4,261,376

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I	Invesco V.I. Government Securities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II

$363,257	$—	$37,584	$101,757	$63,973	$44,704	$118,614

679,685	42,257	36,048	62,926	74,424	31,549	61,812

(316,428)	(42,257)	1,536	38,831	(10,451)	13,155	56,802

(504,017)	199,069	43,529	(22,961)	298,600	791	306,893
3,149,658	16,303	936,675	—	585,040	—	694,045

2,645,641	215,372	980,204	(22,961)	883,640	791	1,000,938
(2,513,310)	(61,411)	(1,074,375)	(59,281)	(1,275,847)	(42,038)	(1,274,296)

132,331	153,961	(94,171)	(82,242)	(392,207)	(41,247)	(273,358)

$(184,097)	$111,704	$(92,635)	$(43,411)	$(402,658)	$(28,092)	$(216,556)

B-9

The Guardian Separate Account E

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

Assets:
Shares owned in underlying fund	99,401	26,463
Net asset value per share (NAV)	29.78	47.77

Total Assets (Shares x NAV)	$2,960,171	$1,264,140

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,990	4,404

Net Assets	$2,951,181	$1,259,736

Net Assets: Total
Contract Value in accumulation period	$2,943,425	$1,255,640
Contracts in Payout (annuitization) period	7,756	4,096

Net Assets	$2,951,181	$1,259,736

Total Units Outstanding	156,048	61,753

Unit Value (Accumulation, Lowest to Highest)	$17.84 to $19.11	$19.13 to $20.48

Cost of Shares in Underlying Fund	$1,905,050	$1,034,327

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

2015 Investment Income
Income:
Reinvested dividends	$37,035	$—
Expenses:
Mortality expense risk and administrative charges	42,780	15,264

Net investment income/(expense)	(5,745)	(15,264)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	198,841	135,015
Reinvested realized gain distributions	—	95,594

Net realized gain/(loss) on investments	198,841	230,609
Net change in unrealized appreciation/(depreciation) of investments	(190,382)	(119,086)

Net realized and unrealized gain/(loss) from investments	8,459	111,523

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,714	$96,259

See notes to financial statements.

B-10

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

30,513	72,588	222,863	458,884	992,660	899,416	516,315
21.71	14.00	13.31	13.31	9.62	33.79	20.37

$662,431	$1,016,234	$2,966,300	$6,107,748	$9,549,385	$30,391,269	$10,517,336

2,267	3,105	8,490	6,987	5,994	13,260	9,216

$660,164	$1,013,129	$2,957,810	$6,100,761	$9,543,391	$30,378,009	$10,508,120

$648,906	$1,011,518	$2,930,033	$5,841,035	$9,344,900	$29,762,933	$10,256,433
11,258	1,611	27,777	259,726	198,491	615,076	251,687

$660,164	$1,013,129	$2,957,810	$6,100,761	$9,543,391	$30,378,009	$10,508,120

50,643	63,845	162,724	182,629	519,848	1,293,746	623,505

$12.42 to $12.85	$14.90 to $15.96	$18.01 to $18.49	$31.97 to $35.98	$17.17 to $18.05	$20.55 to $23.20	$16.51 to $16.58

$554,576	$769,820	$2,330,193	$4,452,790	$10,625,003	$23,827,149	$10,059,432

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

$—	$21,002	$26,594	$103,580	$78,149	$294,192	$345,980

9,595	14,339	41,793	87,444	139,146	435,622	160,502

(9,595)	6,663	(15,199)	16,136	(60,997)	(141,430)	185,478

33,903	110,286	96,149	1,187,391	(599,581)	946,492	(241,917)
—	—	361,639	—	1,508,109	3,009,721	1,204,978

33,903	110,286	457,788	1,187,391	908,528	3,956,213	963,061
(13,511)	(212,529)	(430,043)	(1,183,934)	(793,572)	(4,009,713)	(1,766,097)

20,392	(102,243)	27,745	3,457	114,956	(53,500)	(803,036)

$10,797	$(95,580)	$12,546	$19,593	$53,959	$(194,930)	$(617,558)

B-11

The Guardian Separate Account E

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class

Assets:
Shares owned in underlying fund	129,386	898,868
Net asset value per share (NAV)	31.70	32.41

Total Assets (Shares x NAV)	$4,101,551	$29,132,303

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	11,081	19,422

Net Assets	$4,090,470	$29,112,881

Net Assets: Total
Contract Value in accumulation period	$4,076,395	$28,853,523
Contracts in Payout (annuitization) period	14,075	259,358

Net Assets	$4,090,470	$29,112,881

Total Units Outstanding	295,045	563,596

Unit Value (Accumulation, Lowest to Highest)	$13.57 to $13.87	$41.50 to $52.04

Cost of Shares in Underlying Fund	$3,122,259	$26,896,214

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class

2015 Investment Income
Income:
Reinvested dividends	$2,463	$124,056
Expenses:
Mortality expense risk and administrative charges	56,453	428,636

Net investment income/(expense)	(53,990)	(304,580)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	310,941	742,208
Reinvested realized gain distributions	412,514	4,024,780

Net realized gain/(loss) on investments	723,455	4,766,988
Net change in unrealized appreciation/(depreciation) of investments	(501,038)	(5,173,852)

Net realized and unrealized gain/(loss) from investments	222,417	(406,864)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$168,427	$(711,444)

See notes to financial statements.

B-12

Investment Divisions
Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares	MFS Growth Initial Class

16,768,122	277,346	190,373	301,172	154,890	134,513	88,398
1.00	13.32	57.33	36.37	30.84	40.24	40.17

$16,768,122	$3,694,246	$10,914,112	$10,953,636	$4,776,800	$5,412,809	$3,550,947

1,116,214	10,193	9,396	10,411	3,214	5,241	9,739

$15,651,908	$3,684,053	$10,904,716	$10,943,225	$4,773,586	$5,407,568	$3,541,208

$15,592,306	$3,555,415	$10,783,703	$10,722,565	$4,717,376	$5,362,422	$3,527,436
59,602	128,638	121,013	220,660	56,210	45,146	13,772

$15,651,908	$3,684,053	$10,904,716	$10,943,225	$4,773,586	$5,407,568	$3,541,208

1,573,368	234,558	563,718	476,465	332,879	430,824	202,647

$9.88 to $9.91	$14.27 to $15.28	$16.97 to $19.46	$17.53 to $22.74	$13.59 to $14.30	$8.99 to $12.69	$12.46 to $17.65

$16,768,122	$3,014,091	$7,925,333	$10,982,352	$3,883,343	$4,090,545	$2,204,700

Investment Divisions
Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares	MFS Growth Initial Class

$1,133	$112,730	$99,066	$133,732	$32,314	$39,588	$5,565

166,745	56,799	150,013	150,215	67,154	81,102	47,692

(165,612)	55,931	(50,947)	(16,483)	(34,840)	(41,514)	(42,127)

—	229,390	937,110	25,773	386,777	395,732	299,134
—	—	1,184,148	2,093,554	930,954	—	193,642

—	229,390	2,121,258	2,119,327	1,317,731	395,732	492,776
—	(597,073)	(1,744,056)	(976,097)	(1,074,500)	(536,978)	(234,512)

—	(367,683)	377,202	1,143,230	243,231	(141,246)	258,264

$(165,612)	$(311,752)	$326,255	$1,126,747	$208,391	$(182,760)	$216,137

B-13

The Guardian Separate Account E

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	MFS Investors Trust Initial Class	MFS New Discovery Initial Class

Assets:
Shares owned in underlying fund	422,547	185,433
Net asset value per share (NAV)	26.58	15.49

Total Assets (Shares x NAV)	$11,231,291	$2,872,356

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	10,534	8,552

Net Assets	$11,220,757	$2,863,804

Net Assets: Total
Contract Value in accumulation period	$11,157,391	$2,841,106
Contracts in Payout (annuitization) period	63,366	22,698

Net Assets	$11,220,757	$2,863,804

Total Units Outstanding	529,790	116,297

Unit Value (Accumulation, Lowest to Highest)	$15.32 to $21.43	$24.29 to $24.54

Cost of Shares in Underlying Fund	$9,423,028	$3,052,371

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	MFS Investors Trust Initial Class	MFS New Discovery Initial Class

2015 Investment Income
Income:
Reinvested dividends	$108,257	$—
Expenses:
Mortality expense risk and administrative charges	156,942	43,117

Net investment income/(expense)	(48,685)	(43,117)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	535,730	(96,222)
Reinvested realized gain distributions	1,273,121	100,252

Net realized gain/(loss) on investments	1,808,851	4,030
Net change in unrealized appreciation/(depreciation) of investments	(1,883,145)	(45,429)

Net realized and unrealized gain/(loss) from investments	(74,294)	(41,399)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(122,979)	$(84,516)

See notes to financial statements.

B-14

Investment Divisions
MFS Research Initial Class	MFS Total Return Initial Class	Jennison Class II

33,988	894,196	24,554
26.68	22.60	44.19

$906,806	$20,208,827	$1,085,031

3,286	14,331	4,034

$903,520	$20,194,496	$1,080,997

$903,393	$19,964,236	$1,080,997
127	230,260	—

$903,520	$20,194,496	$1,080,997

53,717	1,000,707	61,392

$16.60 to $16.92	$19.26 to $20.08	$17.18 to $17.83

$759,768	$17,216,616	$867,271

Investment Divisions
MFS Research Initial Class	MFS Total Return Initial Class	Jennison Class II

$7,351	$559,971	$—

13,698	288,856	14,203

(6,347)	271,115	(14,203)

128,917	966,379	79,344
75,840	796,585	—

204,757	1,762,964	79,344
(200,452)	(2,378,921)	22,786

4,305	(615,957)	102,130

$(2,042)	$(344,842)	$87,927

B-15

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(67,157)	$57,988
Net realized gain/(loss) from sale of investments	5,665,574	893,817
Reinvested realized gain distributions	12,347,250	—
Net change in unrealized appreciation/(depreciation) of investments	(6,559,641)	369,312

Net increase/(decrease) resulting from operations	11,386,026	1,321,117

2014 Contract Transactions
Contract purchase payments	3,235,206	123,559
Transfers between investment divisions, net	(750,146)	264,070
Transfers on account of death	(725,396)	(80,712)
Contract fees	(69,059)	(7,190)
Transfers for annuity benefits, surrenders and partial withdrawals	(10,162,592)	(988,502)
Transfers–other	(1,334)	10

Net increase/(decrease) from contract transactions	(8,473,321)	(688,765)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,912,705	632,352
Net Assets at December 31, 2013	98,389,924	11,615,504

Net Assets at December 31, 2014	$101,302,629	$12,247,856

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(26,797)	$50,606
Net realized gain/(loss) from sale of investments	5,005,050	1,768,141
Reinvested realized gain distributions	8,486,218	—
Net change in unrealized appreciation/(depreciation) of investments	(16,630,845)	(1,837,562)

Net increase/(decrease) resulting from operations	(3,166,374)	(18,815)

2015 Contract Transactions
Contract purchase payments	1,847,563	67,675
Transfers between investment divisions, net	(1,545,348)	21,800
Transfers on account of death	(365,527)	(13,129)
Contract fees	(63,188)	(6,617)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,024,130)	(1,633,783)
Transfers–other	(1,456)	271

Net increase/(decrease) from contract transactions	(8,152,086)	(1,563,783)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(11,318,460)	(1,582,598)
Net Assets at December 31, 2014	101,302,629	12,247,856

Net Assets at December 31, 2015	$89,984,169	$10,665,258

See notes to financial statements.

B-16

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

$275,615	$13,986	$(447,092)	$160,391	$(53,803)	$525,739	$(257,185)
90,296	(19,223)	1,716,199	(248,317)	195,756	336,421	—
136,741	—	5,730,665	1,696,551	255,776	258,725	—
(601,594)	(5,800)	(4,138,434)	(3,014,098)	(1,080,704)	402,957	—

(98,942)	(11,037)	2,861,338	(1,405,473)	(682,975)	1,523,842	(257,185)

107,907	11,573	1,276,413	1,484,128	526,079	925,642	1,928,923
180,176	195,346	(463,922)	321,273	(304,263)	(390,546)	(1,418,551)
(59,296)	(9,988)	(174,000)	(63,140)	(53,587)	(290,571)	(1,229,087)
(2,128)	(1,591)	(15,376)	(8,128)	(7,617)	(14,912)	(18,765)
(893,367)	(556,341)	(3,382,152)	(2,077,380)	(2,248,538)	(5,112,219)	(4,521,040)
(26)	—	913	(772)	(272)	(151)	821,733

(666,734)	(361,001)	(2,758,124)	(344,019)	(2,088,198)	(4,882,757)	(4,436,787)

—	—	—	—	—	—	(19,364)

(765,676)	(372,038)	103,214	(1,749,492)	(2,771,173)	(3,358,915)	(4,713,336)
5,772,470	4,028,699	36,029,962	22,163,972	16,124,535	37,585,545	21,923,204

$5,006,794	$3,656,661	$36,133,176	$20,414,480	$13,353,362	$34,226,630	$17,209,868

$224,326	$(1,759)	$(472,333)	$152,183	$(106,802)	$373,108	$(44,698)
(55,165)	(22,038)	1,680,128	(507,682)	(862,404)	253,924	—
—	—	5,621,074	55,295	—	304,070	—
(418,644)	(1,185)	(6,880,083)	223,711	(681,368)	(1,232,583)	—

(249,483)	(24,982)	(51,214)	(76,493)	(1,650,574)	(301,481)	(44,698)

46,124	7,641	988,095	993,623	420,208	618,989	310,263
(206,438)	(47,736)	(594,277)	(51,128)	(536,076)	1,157,539	(16,821,653)
(7,859)	(10,304)	(91,805)	(61,316)	(82,031)	(110,331)	(397,879)
(1,896)	(1,330)	(15,248)	(6,954)	(6,021)	(12,857)	(6,356)
(468,896)	(439,422)	(3,567,524)	(1,573,156)	(1,305,762)	(4,500,084)	(773,908)
—	—	(137)	(414)	470	19	524,363

(638,965)	(491,151)	(3,280,896)	(699,345)	(1,509,212)	(2,846,725)	(17,165,170)

—	—	—	—	—	—	—

(888,448)	(516,133)	(3,332,110)	(775,838)	(3,159,786)	(3,148,206)	(17,209,868)
5,006,794	3,656,661	36,133,176	20,414,480	13,353,362	34,226,630	17,209,868

$4,118,346	$3,140,528	$32,801,066	$19,638,642	$10,193,576	$31,078,424	$—

B-17

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Gabelli Capital Asset	Value Line Centurion

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(443,799)	$(169,282)
Net realized gain/(loss) from sale of investments	(3,286,685)	(87,799)
Reinvested realized gain distributions	4,093,462	—
Net change in unrealized appreciation/(depreciation) of investments	(781,579)	1,480,442

Net increase/(decrease) resulting from operations	(418,601)	1,223,361

2014 Contract Transactions
Contract purchase payments	2,841,217	853,237
Transfers between investment divisions, net	(619,387)	(339,297)
Transfers on account of death	(307,406)	(35,174)
Contract fees	(20,754)	(7,019)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,310,102)	(993,457)
Transfers–other	(1,949)	323

Net increase/(decrease) from contract transactions	(3,418,381)	(521,387)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(3,836,982)	701,974
Net Assets at December 31, 2013	54,194,874	15,949,252

Net Assets at December 31, 2014	$50,357,892	$16,651,226

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(387,713)	$(151,050)
Net realized gain/(loss) from sale of investments	1,188,634	31,048
Reinvested realized gain distributions	4,622,947	—
Net change in unrealized appreciation/(depreciation) of investments	(10,011,042)	95,615

Net increase/(decrease) resulting from operations	(4,587,174)	(24,387)

2015 Contract Transactions
Contract purchase payments	1,527,194	641,506
Transfers between investment divisions, net	(1,905,509)	(357,446)
Transfers on account of death	(136,384)	(42,111)
Contract fees	(18,386)	(6,260)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,799,197)	(997,638)
Transfers–other	(3,196)	2

Net increase/(decrease) from contract transactions	(5,335,478)	(761,947)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(9,922,652)	(786,334)
Net Assets at December 31, 2014	50,357,892	16,651,226

Net Assets at December 31, 2015	$40,435,240	$15,864,892

See notes to financial statements.

B-18

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I	Invesco V.I. Government Securities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II

$(451,404)	$(42,606)	$49,508	$95,123	$(30,634)	$39,564	$6,167
(10,187)	211,233	178,396	(103,503)	394,758	4,652	54,743
6,127,736	—	148,030	—	29,638	—	583,818
(1,968,764)	56,564	125,404	161,166	18,724	25,657	(227,425)

3,697,381	225,191	501,338	152,786	412,486	69,873	417,303

1,633,168	33,971	20,622	105,174	26,422	84,790	52,383
(300,330)	186,045	203,430	(356,173)	(57,457)	36,081	90,387
(456,045)	(89,505)	(28,270)	(127,694)	(28,793)	(75,576)	(36,220)
(31,041)	(2,710)	(1,835)	(2,887)	(5,566)	(1,625)	(2,690)
(5,294,320)	(415,114)	(439,144)	(577,350)	(609,444)	(493,251)	(902,735)
(577)	(353)	44	(24)	(82)	11	313

(4,449,145)	(287,666)	(245,153)	(958,954)	(674,920)	(449,570)	(798,562)

—	—	—	—	—	—	—

(751,764)	(62,475)	256,185	(806,168)	(262,434)	(379,697)	(381,259)
54,827,719	3,462,622	2,699,769	5,874,082	6,355,865	2,988,197	5,116,370

$54,075,955	$3,400,147	$2,955,954	$5,067,914	$6,093,431	$2,608,500	$4,735,111

$(316,428)	$(42,257)	$1,536	$38,831	$(10,451)	$13,155	$56,802
(504,017)	199,069	43,529	(22,961)	298,600	791	306,893
3,149,658	16,303	936,675	—	585,040	—	694,045
(2,513,310)	(61,411)	(1,074,375)	(59,281)	(1,275,847)	(42,038)	(1,274,296)

(184,097)	111,704	(92,635)	(43,411)	(402,658)	(28,092)	(216,556)

1,412,393	19,158	34,183	35,553	38,624	21,405	39,924
(717,452)	(106,131)	(135,443)	(6,829)	(98,427)	(74,668)	90,947
(251,194)	(16,116)	(10,208)	(3,892)	(16,102)	—	(1,878)
(27,504)	(2,436)	(1,475)	(2,591)	(4,689)	(1,416)	(2,504)
(5,277,991)	(407,703)	(302,566)	(622,631)	(517,223)	(376,818)	(466,810)
335	(189)	125	(2)	—	—	404

(4,861,413)	(513,417)	(415,384)	(600,392)	(597,817)	(431,497)	(339,917)

—	—	—	—	—	—	—

(5,045,510)	(401,713)	(508,019)	(643,803)	(1,000,475)	(459,589)	(556,473)
54,075,955	3,400,147	2,955,954	5,067,914	6,093,431	2,608,500	4,735,111

$49,030,445	$2,998,434	$2,447,935	$4,424,111	$5,092,956	$2,148,911	$4,178,638

B-19

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(8,747)	$(13,015)
Net realized gain/(loss) from sale of investments	247,323	136,809
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	18,467	(14,871)

Net increase/(decrease) resulting from operations	257,043	108,923

2014 Contract Transactions
Contract purchase payments	22,016	25,417
Transfers between investment divisions, net	24,431	38,243
Transfers on account of death	—	(31,759)
Contract fees	(1,434)	(597)
Transfers for annuity benefits, surrenders and partial withdrawals	(694,825)	(195,973)
Transfers–other	(32)	—

Net increase/(decrease) from contract transactions	(649,844)	(164,669)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(392,801)	(55,746)
Net Assets at December 31, 2013	3,708,091	1,043,515

Net Assets at December 31, 2014	$3,315,290	$987,769

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,745)	$(15,264)
Net realized gain/(loss) from sale of investments	198,841	135,015
Reinvested realized gain distributions	—	95,594
Net change in unrealized appreciation/(depreciation) of investments	(190,382)	(119,086)

Net increase/(decrease) resulting from operations	2,714	96,259

2015 Contract Transactions
Contract purchase payments	26,785	32,923
Transfers between investment divisions, net	116,650	317,126
Transfers on account of death	(4,705)	(43,363)
Contract fees	(1,338)	(709)
Transfers for annuity benefits, surrenders and partial withdrawals	(504,214)	(130,046)
Transfers–other	(1)	(223)

Net increase/(decrease) from contract transactions	(366,823)	175,708

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(364,109)	271,967
Net Assets at December 31, 2014	3,315,290	987,769

Net Assets at December 31, 2015	$2,951,181	$1,259,736

See notes to financial statements.

B-20

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class

$(11,047)	$3,872	$(5,939)	$(9,754)	$(55,147)	$(173,519)	$185,546
60,776	63,905	73,882	117,750	11,086	1,172,330	(3,603,793)
—	—	353,202	—	2,298,868	677,226	195,590
(20,226)	47,410	(68,824)	1,444,410	(1,711,812)	1,743,818	4,238,654

29,503	115,187	352,321	1,552,406	542,995	3,419,855	1,015,997

19,177	22,118	39,436	55,218	150,807	317,385	151,284
(71,353)	8,673	36,059	274,776	(162,146)	(424,584)	278,322
—	(27,447)	(3,173)	(30,694)	(65,835)	(274,215)	(126,818)
(469)	(465)	(2,513)	(3,822)	(6,980)	(18,561)	(7,184)
(167,882)	(188,958)	(541,608)	(978,941)	(2,231,911)	(4,163,399)	(2,289,796)
(22)	—	9	14	(69)	19,307	12,986

(220,549)	(186,079)	(471,790)	(683,449)	(2,316,134)	(4,544,067)	(1,981,206)

—	—	—	—	—	—	—

(191,046)	(70,892)	(119,469)	868,957	(1,773,139)	(1,124,212)	(965,209)
946,845	1,306,238	3,333,695	6,318,473	13,148,514	35,640,534	14,784,366

$755,799	$1,235,346	$3,214,226	$7,187,430	$11,375,375	$34,516,322	$13,819,157

$(9,595)	$6,663	$(15,199)	$16,136	$(60,997)	$(141,430)	$185,478
33,903	110,286	96,149	1,187,391	(599,581)	946,492	(241,917)
—	—	361,639	—	1,508,109	3,009,721	1,204,978
(13,511)	(212,529)	(430,043)	(1,183,934)	(793,572)	(4,009,713)	(1,766,097)

10,797	(95,580)	12,546	19,593	53,959	(194,930)	(617,558)

12,159	21,593	32,665	97,753	186,028	214,363	106,824
(44,502)	14,522	45,870	(196,613)	(390,341)	(264,658)	(448,215)
—	(29,319)	—	(106,491)	(39,953)	(111,645)	(88,650)
(450)	(382)	(2,245)	(3,493)	(6,321)	(17,289)	(6,092)
(73,868)	(133,049)	(345,270)	(896,490)	(1,635,530)	(3,764,927)	(2,257,548)
229	(2)	18	(928)	174	773	202

(106,432)	(126,637)	(268,962)	(1,106,262)	(1,885,943)	(3,943,383)	(2,693,479)

—	—	—	—	—	—	—

(95,635)	(222,217)	(256,416)	(1,086,669)	(1,831,984)	(4,138,313)	(3,311,037)
755,799	1,235,346	3,214,226	7,187,430	11,375,375	34,516,322	13,819,157

$660,164	$1,013,129	$2,957,810	$6,100,761	$9,543,391	$30,378,009	$10,508,120

B-21

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(49,409)	$(417,814)
Net realized gain/(loss) from sale of investments	351,725	676,056
Reinvested realized gain distributions	4,072	842,159
Net change in unrealized appreciation/(depreciation) of investments	120,902	566,061

Net increase/(decrease) resulting from operations	427,290	1,666,462

2014 Contract Transactions
Contract purchase payments	43,683	237,018
Transfers between investment divisions, net	304,075	(355,549)
Transfers on account of death	(8,796)	(476,971)
Contract fees	(3,192)	(19,429)
Transfers for annuity benefits, surrenders and partial withdrawals	(406,496)	(4,720,757)
Transfers–other	(3)	15,455

Net increase/(decrease) from contract transactions	(70,729)	(5,320,233)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	356,561	(3,653,771)
Net Assets at December 31, 2013	4,024,485	37,915,452

Net Assets at December 31, 2014	$4,381,046	$34,261,681

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(53,990)	$(304,580)
Net realized gain/(loss) from sale of investments	310,941	742,208
Reinvested realized gain distributions	412,514	4,024,780
Net change in unrealized appreciation/(depreciation) of investments	(501,038)	(5,173,852)

Net increase/(decrease) resulting from operations	168,427	(711,444)

2015 Contract Transactions
Contract purchase payments	19,508	218,652
Transfers between investment divisions, net	(119,707)	(847,624)
Transfers on account of death	(8,307)	(60,861)
Contract fees	(2,932)	(17,878)
Transfers for annuity benefits, surrenders and partial withdrawals	(347,568)	(3,725,605)
Transfers–other	3	(4,040)

Net increase/(decrease) from contract transactions	(459,003)	(4,437,356)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(290,576)	(5,148,800)
Net Assets at December 31, 2014	4,381,046	34,261,681

Net Assets at December 31, 2015	$4,090,470	$29,112,881

See notes to financial statements.

B-22

Investment Divisions
Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Global Research Institutional Shares	MFS Growth Initial Class

$—	$4,839	$(130,874)	$(126,988)	$(50,130)	$(17,148)	$(44,847)
—	95,941	908,440	674,076	414,094	396,965	300,165
—	—	772,739	3,278,881	370,950	—	242,785
—	(317,324)	(358,125)	(3,104,379)	(169,787)	13,048	(230,618)

—	(216,544)	1,192,180	721,590	565,127	392,865	267,485

—	70,911	92,364	78,433	31,000	57,052	50,590
—	(106,998)	54,017	(220,612)	(16,478)	69,117	(22,241)
—	(53,944)	(34,440)	(131,302)	(61,944)	(48,966)	(10,778)
—	(2,680)	(12,334)	(8,580)	(5,280)	(6,467)	(3,678)
—	(970,120)	(1,245,952)	(1,448,482)	(641,129)	(863,905)	(390,572)
—	(17)	(62)	(102)	(145)	(36)	—

—	(1,062,848)	(1,146,407)	(1,730,645)	(693,976)	(793,205)	(376,679)

—	—	—	—	—	—	—

—	(1,279,392)	45,773	(1,009,055)	(128,849)	(400,340)	(109,194)
—	6,114,772	11,529,802	11,744,780	5,403,213	6,857,368	3,777,649

$—	$4,835,380	$11,575,575	$10,735,725	$5,274,364	$6,457,028	$3,668,455

$(165,612)	$55,931	$(50,947)	$(16,483)	$(34,840)	$(41,514)	$(42,127)
—	229,390	937,110	25,773	386,777	395,732	299,134
—	—	1,184,148	2,093,554	930,954	—	193,642
—	(597,073)	(1,744,056)	(976,097)	(1,074,500)	(536,978)	(234,512)

(165,612)	(311,752)	326,255	1,126,747	208,391	(182,760)	216,137

338,019	40,766	70,930	60,416	21,895	36,685	52,568
17,667,709	(245,877)	122,535	330,376	(113,126)	(88,137)	66,668
(412,836)	(3,783)	(158,400)	(18,618)	(51,996)	(17,997)	(5,094)
(9,994)	(2,240)	(11,420)	(8,088)	(4,850)	(5,754)	(3,240)
(2,099,743)	(628,530)	(1,023,113)	(1,282,870)	(561,083)	(791,321)	(454,271)
460,528	89	2,354	(463)	(9)	(176)	(15)

15,943,683	(839,575)	(997,114)	(919,247)	(709,169)	(866,700)	(343,384)

(126,163)	—	—	—	—	—	—

15,651,908	(1,151,327)	(670,859)	207,500	(500,778)	(1,049,460)	(127,247)
—	4,835,380	11,575,575	10,735,725	5,274,364	6,457,028	3,668,455

$15,651,908	$3,684,053	$10,904,716	$10,943,225	$4,773,586	$5,407,568	$3,541,208

B-23

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	MFS Investors Trust Initial Class	MFS New Discovery Initial Class

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(47,152)	$(53,464)
Net realized gain/(loss) from sale of investments	776,183	259,188
Reinvested realized gain distributions	928,252	771,397
Net change in unrealized appreciation/(depreciation) of investments	(540,890)	(1,411,024)

Net increase/(decrease) resulting from operations	1,116,393	(433,903)

2014 Contract Transactions
Contract purchase payments	363,227	28,167
Transfers between investment divisions, net	(326,415)	(665,662)
Transfers on account of death	(52,888)	(21,710)
Contract fees	(6,990)	(2,841)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,221,158)	(561,921)
Transfers–other	180	(60)

Net increase/(decrease) from contract transactions	(1,244,044)	(1,224,027)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(127,651)	(1,657,930)
Net Assets at December 31, 2013	12,584,982	5,114,869

Net Assets at December 31, 2014	$12,457,331	$3,456,939

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(48,685)	$(43,117)
Net realized gain/(loss) from sale of investments	535,730	(96,222)
Reinvested realized gain distributions	1,273,121	100,252
Net change in unrealized appreciation/(depreciation) of investments	(1,883,145)	(45,429)

Net increase/(decrease) resulting from operations	(122,979)	(84,516)

2015 Contract Transactions
Contract purchase payments	267,404	39,697
Transfers between investment divisions, net	(166,003)	(101,515)
Transfers on account of death	(41,335)	(8,499)
Contract fees	(6,365)	(2,492)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,167,299)	(435,806)
Transfers–other	3	(4)

Net increase/(decrease) from contract transactions	(1,113,595)	(508,619)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,236,574)	(593,135)
Net Assets at December 31, 2014	12,457,331	3,456,939

Net Assets at December 31, 2015	$11,220,757	$2,863,804

See notes to financial statements.

B-24

Investment Divisions
MFS Research Initial Class	MFS Total Return Initial Class	Jennison Class II

$(5,706)	$132,164	$(11,830)
143,875	501,836	171,023
95,493	642,439	—
(129,576)	428,930	(93,201)

104,086	1,705,369	65,992

9,086	201,474	4,464
(12,814)	(141,744)	240,842
(93,932)	(101,766)	(168)
(844)	(12,611)	(305)
(133,629)	(3,976,829)	(142,522)
—	(40)	—

(232,133)	(4,031,516)	102,311

—	—	—

(128,047)	(2,326,147)	168,303
1,303,200	26,023,115	758,556

$1,175,153	$23,696,968	$926,859

$(6,347)	$271,115	$(14,203)
128,917	966,379	79,344
75,840	796,585	—
(200,452)	(2,378,921)	22,786

(2,042)	(344,842)	87,927

12,089	226,849	2,387
(204,510)	(565,561)	164,131
(4,925)	(167,111)	—
(704)	(11,447)	(322)
(71,542)	(2,638,508)	(99,686)
1	(1,852)	(299)

(269,591)	(3,157,630)	66,211

—	—	—

(271,633)	(3,502,472)	154,138
1,175,153	23,696,968	926,859

$903,520	$20,194,496	$1,080,997

B-25

THE GUARDIAN SEPARATE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (December 31, 2015)

NOTE 1 — ORGANIZATION

The Guardian Separate Account E (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 26, 1996, and commenced operations on September 15, 1997. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the forty investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment divisions, including FRO, at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider and/or Earnings Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The forty investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Large Cap Alpha VIP Series

RS S&P 500 Index VIP Series

RS High Yield VIP Series

RS Low Duration Bond VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Managed Volatility Fund Series I

Invesco V.I. Government Securities Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Growth and Income Fund Series II

AB VPS Growth and Income Portfolio Class B
(formerly AllianceBernstein VPS Growth and Income Portfolio Class B)

AB VPS Large Cap Growth Portfolio Class B
(formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)

AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)

AB VPS Value Portfolio Class B
(formerly AllianceBernstein VPS Value Portfolio Class B)

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Contrafund® Portfolio Service Class

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio
Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio
Service Class 2

Templeton Growth VIP Fund Class 2

Janus Aspen Enterprise Portfolio Institutional Shares

Janus Aspen Forty Portfolio Institutional Shares

Janus Aspen Janus Portfolio Institutional Shares

Janus Aspen Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

Jennison Portfolio Class II

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

B-26

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2015, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2015, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by RS Investment Management Co., LLC (RS Investments), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2015, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $518,394,868.

B-27

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2015, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2015, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 17, 2016, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% — 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-28

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015, were as follows:

	Purchases	Sales
RS Large Cap Alpha VIP Series	$10,529,059	$10,236,777
RS S&P 500 Index VIP Series	1,409,877	2,926,042
RS High Yield VIP Series	315,939	723,647
RS Low Duration Bond VIP Series	182,890	676,734
RS Small Cap Growth Equity VIP Series	6,429,250	4,567,072
RS International VIP Series	1,487,694	1,980,509
RS Emerging Markets VIP Series	338,226	1,962,935
RS Investment Quality Bond VIP Series	2,878,664	5,054,918
RS Money Market VIP Series	816,536	19,016,435
Gabelli Capital Asset Fund	5,653,329	6,765,845
Value Line Centurion Fund	660,667	1,574,402
Value Line Strategic Asset Management Trust	4,611,233	6,650,732
Invesco V.I. American Franchise Fund Series I	26,901	567,015
Invesco V.I. Managed Volatility Fund Series I	1,049,994	528,119
Invesco V.I. Government Securities Fund Series I	169,338	732,973
Invesco V.I. Core Equity Fund Series I	677,749	703,554
Invesco V.I. Government Securities Fund Series II	64,212	484,004
Invesco V.I. Growth and Income Fund Series II	1,005,922	596,180
AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)	195,796	569,585
AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)	560,965	303,664
AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)	26,536	142,967
AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)	96,351	216,986
Davis Financial Portfolio	605,257	528,986
Davis Real Estate Portfolio	728,198	1,820,881
Davis Value Portfolio	1,759,700	2,203,387
Fidelity VIP Contrafund Portfolio Service Class	3,545,706	4,629,177
Fidelity VIP Equity-Income Portfolio Service Class	1,654,758	2,956,278
Fidelity VIP Growth Opportunities Portfolio Service Class	609,036	701,061
Fidelity VIP Mid Cap Portfolio Service Class	4,287,416	5,006,936
Fidelity VIP Government Money Market Portfolio Service Class 2	20,093,921	3,325,798
Templeton Growth VIP Fund Class 2	159,246	936,091
Janus Aspen Enterprise Portfolio Institutional Shares	1,670,366	1,535,266
Janus Aspen Forty Portfolio Institutional Shares	2,728,205	1,569,165
Janus Aspen Janus Portfolio Institutional Shares	1,072,740	886,641
Janus Aspen Global Research Portfolio Institutional Shares	94,641	1,005,755
MFS Growth Series Initial Class	315,266	507,443
MFS Investors Trust Series Initial Class	1,839,259	1,730,477
MFS New Discovery Series Initial Class	186,517	638,883
MFS Research Series Initial Class	93,962	294,362
MFS Total Return Series Initial Class	1,554,445	3,642,519
Jennison Portfolio Class II	226,017	172,806

Total	$82,411,783	$101,073,007

B-29

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2014 and 2015, contract fees amounted to $348,148 and $313,773, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.05% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	Living Benefit Rider (LBR), with an annual rate of .25%;

b)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

d)	7 Year Enhanced Death Benefit Rider (EDBR), Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

e)	Contracts with any one, Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of ..25%;

f)	Contracts with any two, Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of ..50%;

g)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, at an annual rate of .20%.

(3)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, has a majority interest in RS Investments, a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

RS Investments serves as investment adviser and administrator to each of the Variable Product Funds Series (RS Funds). GIS served as sub-adviser to certain RS Funds until April 30, 2015. Effective as of May 1, 2015, Park Avenue Institutional Advisers LLC (PAIA), a wholly-owned subsidiary of GIS, serves as the sub-adviser to certain RS Funds. RS Funds Distributor (RSFD), a wholly-owned subsidiary of RS Investments, serves as the sole distributor of the RS Funds. In addition, RS Investments and PAIA also have the roles described below.

RS Investments provides day-to-day investment management services to the following funds:

• RS Large Cap Alpha VIP Series • RS Small Cap Growth Equity VIP Series	• RS Emerging Markets VIP Series • RS International VIP Series

B-30

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

As sub-adviser, PAIA provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of PAIA’s performance:

• RS Investment Quality Bond VIP Series • RS High Yield VIP Series	• RS S&P 500 Index VIP Series • RS Low Duration Bond VIP Series

As of April 30, 2015, the RS Money Market VIP Series was liquidated and is no longer available as an investment allocation option under this contract. The contract owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the table below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Funds’ average daily net assets. The sub-advisory fee payable to PAIA and previously to GIS by RS Investments also covers the administrative and accounting services provided by PAIA to the RS Funds.

RS Fund	Sub-Adviser	Advisory Fee Rate	Sub-Advisory Fee Rate
RS Large Cap Alpha VIP Series	None	0.50%	N/A
RS S&P 500 Index VIP Series	PAIA*	0.25%	0.070%
RS High Yield VIP Series	PAIA*	0.60%	0.168%
RS Low Duration Bond VIP Series	PAIA*	0.45%	0.126%
RS Small Cap Growth Equity VIP Series	None	0.75%	N/A
RS International VIP Series	None	0.80%	N/A
RS Emerging Markets VIP Series	None	1.00%	N/A
RS Investment Quality Bond VIP Series	PAIA*	0.50%	0.140%

*	Previously GIS (prior to May 1, 2015)

GIAC has administrative service fee agreements with RSFD, RS Investments, Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisers Limited, Janus Capital Management LLC, Massachusetts Financial Services Company, Prudential Investments LLC and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the first six contract years for both a Single Purchase Payment Contract and Flexible Purchase Payment Contract. Each payment is subject to a contingent deferred sales charge for six years:

Numbers of Contract Years Completed	Contingent Deferred Sales Charge Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0% and thereafter

B-31

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

For the years ended December 31, 2014 and 2015, contingent deferred sales charges were $77,878 and $93,022.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2015 and 2014, were as follows:

	2015			2014
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Large Cap Alpha VIP Series	90,748	514,307	(423,559)	174,715	630,444	(455,729)
RS S&P 500 Index VIP Series	5,805	122,014	(116,209)	36,413	91,490	(55,077)
RS High Yield VIP Series	3,801	36,511	(32,710)	16,788	50,139	(33,351)
RS Low Duration Bond VIP Series	6,175	46,684	(40,509)	28,272	58,015	(29,743)
RS Small Cap Growth Equity VIP Series	28,170	119,511	(91,341)	40,816	129,159	(88,343)
RS International VIP Series	58,322	98,158	(39,836)	103,223	126,950	(23,727)
RS Emerging Markets VIP Series	15,192	69,705	(54,513)	18,342	87,751	(69,409)
RS Investment Quality Bond VIP Series	97,694	246,300	(148,606)	54,804	302,054	(247,250)
RS Money Market VIP Series	72,214	1,571,129	(1,498,915)	259,521	646,439	(386,918)
Gabelli Capital Asset Fund	39,626	182,327	(142,701)	72,315	169,696	(97,381)
Value Line Centurion Fund	41,209	89,035	(47,826)	55,764	91,521	(35,757)
Value Line Strategic Asset Management Trust	50,547	233,639	(183,092)	65,514	239,750	(174,236)
Invesco V.I. American Franchise Fund Series I	1,482	42,194	(40,712)	19,040	43,160	(24,120)
Invesco V.I. Managed Volatility Fund Series I	1,840	24,668	(22,828)	15,432	29,490	(14,058)
Invesco V.I. Government Securities Fund Series I	2,715	41,047	(38,332)	8,989	71,109	(62,120)
Invesco V.I. Core Equity Fund Series I	3,776	51,630	(47,854)	7,737	61,134	(53,397)
Invesco V.I. Government Securities Fund Series II	2,039	42,860	(40,821)	21,282	63,879	(42,597)
Invesco V.I. Growth and Income Fund Series II	6,410	24,927	(18,517)	10,551	49,988	(39,437)
AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)	9,053	28,380	(19,327)	4,737	40,836	(36,099)
AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)	17,405	8,743	8,662	3,619	13,630	(10,011)
AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)	920	9,192	(8,272)	1,534	19,293	(17,759)
AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)	2,105	9,594	(7,489)	4,197	15,435	(11,238)
Davis Financial Portfolio	4,356	19,958	(15,602)	8,642	36,381	(27,739)
Davis Real Estate Portfolio	4,896	38,391	(33,495)	17,343	39,552	(22,209)
Davis Value Portfolio	13,146	116,599	(103,453)	9,845	142,560	(132,715)
Fidelity VIP Contrafund Portfolio Service Class	9,775	176,684	(166,909)	14,659	219,666	(205,007)
Fidelity VIP Equity-Income Portfolio Service Class	6,270	161,996	(155,726)	35,251	150,402	(115,151)
Fidelity VIP Growth Opportunities Portfolio Service Class	1,743	36,590	(34,847)	30,450	34,755	(4,305)
Fidelity VIP Mid Cap Portfolio Service Class	5,766	82,354	(76,588)	5,664	106,984	(101,320)
Fidelity VIP Government Money Market Portfolio Service Class 2	1,847,095	273,727	1,573,368	—	—	—

B-32

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

	2015			2014
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Templeton Growth VIP Fund Class 2	2,483	52,806	(50,323)	6,503	68,608	(62,105)
Janus Aspen Enterprise Portfolio Institutional Shares	10,700	66,630	(55,930)	10,361	77,725	(67,364)
Janus Aspen Forty Portfolio Institutional Shares	21,449	64,789	(43,340)	4,287	94,860	(90,573)
Janus Aspen Janus Portfolio Institutional Shares	1,517	54,875	(53,358)	4,474	59,821	(55,347)
Janus Aspen Global Research Portfolio Institutional Shares	2,761	69,289	(66,528)	17,560	80,060	(62,500)
MFS Growth Series Initial Class	7,054	28,312	(21,258)	5,259	29,666	(24,407)
MFS Investors Trust Series Initial Class	12,877	66,773	(53,896)	17,964	81,415	(63,451)
MFS New Discovery Series Initial Class	1,526	21,413	(19,887)	1,107	49,674	(48,567)
MFS Research Series Initial Class	692	16,432	(15,740)	570	14,867	(14,297)
MFS Total Return Series Initial Class	11,008	165,666	(154,658)	20,740	224,758	(204,018)
Jennison Portfolio Class II	9,501	5,848	3,653	15,948	9,456	6,492

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS Large Cap Alpha VIP Series	2015	4,499,552	$12.58	to	$20.25	$89,252,669	1.25%	to	1.75%	1.27%	-3.72%	to	-3.23%
	2014	4,923,111	13.06	to	20.93	100,900,760	1.25%	to	1.75%	1.24%	11.60%	to	12.16%
	2013	5,378,840	11.70	to	18.66	98,139,830	1.25%	to	1.75%	1.28%	36.30%	to	36.98%
	2012	5,921,915	12.70	to	13.62	78,735,940	1.25%	to	2.00%	1.96%	14.20%	to	15.06%
	2011	6,746,096	11.12	to	11.84	77,891,997	1.25%	to	2.00%	0.92%	-11.03%	to	-10.36%
RS S&P 500 Index VIP Series	2015	627,934	$14.28	to	$16.22	$10,094,126	1.25%	to	1.75%	1.75%	-0.73%	to	-0.24%
	2014	744,143	14.39	to	16.26	11,998,632	1.25%	to	1.75%	1.82%	11.45%	to	12.00%
	2013	799,220	12.91	to	14.52	11,493,649	1.25%	to	1.75%	1.75%	29.71%	to	30.36%
	2012	963,733	11.14	to	12.32	10,609,107	1.25%	to	2.00%	1.84%	13.37%	to	14.23%
	2011	1,149,436	9.75	to	10.87	11,076,138	1.25%	to	2.00%	1.63%	-0.08%	to	0.67%
RS High Yield VIP Series	2015	225,213	$16.40	to	$18.24	$4,061,917	1.25%	to	1.75%	6.07%	-6.25%	to	-5.77%
	2014	257,923	17.49	to	19.36	4,943,243	1.25%	to	1.75%	6.24%	-2.57%	to	-2.08%
	2013	291,274	17.95	to	19.77	5,703,422	1.25%	to	1.75%	6.31%	5.08%	to	5.61%
	2012	353,213	17.48	to	18.72	6,541,151	1.25%	to	2.00%	6.22%	12.28%	to	13.13%
	2011	419,805	15.57	to	16.55	6,878,501	1.25%	to	2.00%	7.04%	2.12%	to	2.89%
RS Low Duration Bond VIP Series	2015	257,925	$11.60	to	$11.96	$3,071,723	1.25%	to	1.50%	1.24%	-1.04%	to	-0.79%
	2014	298,434	11.72	to	12.06	3,583,765	1.25%	to	1.50%	1.68%	-0.59%	to	-0.34%
	2013	328,177	11.49	to	12.10	3,951,860	1.25%	to	1.75%	1.42%	-1.51%	to	-1.01%
	2012	483,645	11.66	to	12.22	5,881,540	1.25%	to	1.75%	2.37%	1.36%	to	1.87%
	2011	432,085	11.51	to	12.00	5,164,210	1.25%	to	1.75%	2.31%	0.13%	to	0.64%
RS Small Cap Growth Equity VIP Series	2015	954,079	$27.33	to	$34.21	$32,512,111	1.25%	to	1.75%	0.00%	-1.14%	to	-0.64%
	2014	1,045,420	27.65	to	34.43	35,848,898	1.25%	to	1.75%	0.00%	8.21%	to	8.75%
	2013	1,133,763	25.55	to	31.66	35,750,306	1.25%	to	1.75%	0.00%	47.52%	to	48.26%
	2012	1,261,205	17.09	to	21.35	26,816,648	1.25%	to	2.00%	0.00%	13.20%	to	14.05%
	2011	1,422,375	15.10	to	18.72	26,515,812	1.25%	to	2.00%	0.00%	-4.23%	to	-3.50%

B-33

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS International VIP Series	2015	1,086,662	$11.73	to	$18.42	$19,545,769	1.25%	to	1.75%	2.02%	-0.92%	to	-0.42%
	2014	1,126,498	11.84	to	18.49	20,335,129	1.25%	to	1.75%	2.04%	-6.95%	to	-6.48%
	2013	1,150,225	12.73	to	19.77	22,075,266	1.25%	to	1.75%	1.36%	18.01%	to	18.61%
	2012	1,295,890	15.53	to	16.67	20,763,986	1.25%	to	2.00%	1.13%	15.99%	to	16.87%
	2011	1,481,179	13.39	to	14.27	20,215,000	1.25%	to	2.00%	1.08%	-13.40%	to	-12.75%
RS Emerging Markets VIP Series	2015	419,738	$23.24	to	$23.81	$10,115,066	1.25%	to	1.75%	0.42%	-14.26%	to	-13.83%
	2014	474,251	27.10	to	27.63	13,259,505	1.25%	to	1.75%	0.95%	-5.39%	to	-4.91%
	2013	543,660	28.65	to	29.06	16,019,648	1.25%	to	1.75%	0.24%	-5.16%	to	-4.68%
	2012	622,847	30.20	to	30.49	19,260,281	1.25%	to	1.75%	0.63%	11.60%	to	12.16%
	2011	722,262	27.06	to	27.18	19,968,467	1.25%	to	1.75%	0.00%	-22.35%	to	-21.96%
RS Investment Quality Bond VIP Series	2015	1,498,463	$17.36	to	$20.37	$30,128,372	1.25%	to	1.75%	2.42%	-1.42%	to	-0.93%
	2014	1,647,069	17.61	to	20.56	33,416,790	1.25%	to	1.75%	2.75%	3.71%	to	4.23%
	2013	1,894,319	16.98	to	19.73	36,788,802	1.25%	to	1.75%	2.42%	-3.34%	to	-2.86%
	2012	2,261,512	14.82	to	20.31	45,093,837	1.25%	to	2.00%	2.79%	4.24%	to	5.03%
	2011	2,517,792	14.22	to	19.33	47,767,329	1.25%	to	2.00%	3.68%	4.95%	to	5.74%
RS Money Market VIP Series(4)	2015	—	$—		$—	$—	—		—	—	—		—
	2014	1,498,915	9.97	to	11.67	17,215,936	1.25%	to	1.75%	0.01%	-1.74%	to	-1.25%
	2013	1,885,833	10.15	to	11.81	21,963,494	1.25%	to	1.75%	0.01%	-1.74%	to	-1.24%
	2012	2,315,471	9.53	to	11.96	27,232,669	1.25%	to	1.95%	0.01%	-1.94%	to	-1.25%
	2011	2,526,056	9.72	to	12.11	30,132,464	1.25%	to	1.95%	0.03%	-1.91%	to	-1.22%
Gabelli Capital Asset Fund	2015	1,162,287	$23.77	to	$35.61	$40,204,739	1.25%	to	1.75%	0.44%	-10.40%	to	-9.95%
	2014	1,304,988	26.53	to	39.54	50,134,145	1.25%	to	1.75%	0.45%	-1.19%	to	-0.69%
	2013	1,402,369	26.85	to	39.82	54,013,174	1.25%	to	1.75%	0.66%	35.14%	to	35.81%
	2012	1,565,326	17.59	to	29.32	44,224,935	1.25%	to	2.00%	1.43%	15.00%	to	15.87%
	2011	1,760,638	15.29	to	25.30	42,861,465	1.25%	to	2.00%	0.44%	-2.24%	to	-1.51%
Value Line Centurion Fund	2015	989,833	$11.57	to	$16.13	$15,778,934	1.25%	to	1.50%	0.35%	-0.43%	to	-0.18%
	2014	1,037,659	11.62	to	16.16	16,584,677	1.25%	to	1.50%	0.22%	7.62%	to	7.89%
	2013	1,073,416	10.03	to	14.98	15,886,767	1.25%	to	1.50%	0.55%	29.00%	to	29.33%
	2012	1,159,716	7.52	to	11.58	13,247,072	1.25%	to	1.75%	0.00%	13.27%	to	13.84%
	2011	1,240,623	6.64	to	10.17	12,418,831	1.25%	to	1.75%	0.00%	3.36%	to	3.88%
Value Line Strategic Asset Management Trust	2015	1,814,716	$16.91	to	$27.75	$48,557,766	1.25%	to	1.75%	0.70%	-0.88%	to	-0.38%
	2014	1,997,808	17.06	to	27.85	53,633,793	1.25%	to	1.75%	0.48%	6.62%	to	7.15%
	2013	2,172,044	16.00	to	25.99	54,357,164	1.25%	to	1.75%	0.81%	19.51%	to	20.11%
	2012	2,497,705	13.39	to	21.64	51,949,340	1.25%	to	1.75%	0.63%	13.42%	to	13.99%
	2011	2,927,608	11.80	to	18.99	53,387,755	1.25%	to	1.75%	0.56%	1.87%	to	2.38%
Invesco V.I. American Franchise Fund Series I	2015	229,204	$10.32	to	$13.20	$2,992,230	1.25%	to	1.75%	0.00%	3.18%	to	3.69%
	2014	269,916	10.00	to	12.73	3,398,514	1.25%	to	1.75%	0.04%	6.55%	to	7.08%
	2013	294,036	9.39	to	11.89	3,460,930	1.25%	to	1.75%	0.39%	37.70%	to	38.39%
	2012	382,230	6.82	to	8.59	3,246,649	1.25%	to	1.75%	0.00%	10.60%	to	11.16%
	2011	432,785	6.16	to	7.73	3,300,842	1.25%	to	1.75%	0.15%	-9.52%	to	-9.06%
Invesco V.I. Managed Volatility Fund Series I	2015	135,726	$17.39	to	$18.16	$2,442,507	1.25%	to	1.50%	1.37%	-3.62%	to	-3.37%
	2014	158,554	18.04	to	18.79	2,951,647	1.25%	to	1.50%	2.97%	18.76%	to	19.06%
	2013	172,612	12.66	to	15.78	2,696,017	1.25%	to	1.75%	2.74%	8.83%	to	9.37%
	2012	214,904	11.63	to	14.43	3,068,659	1.25%	to	1.75%	3.10%	1.80%	to	2.31%
	2011	243,641	11.43	to	14.10	3,396,538	1.25%	to	1.75%	3.06%	14.42%	to	14.99%
Invesco V.I. Government Securities Fund Series I	2015	283,747	$14.45	to	$15.60	$4,379,163	1.25%	to	1.75%	2.14%	-1.40%	to	-0.91%
	2014	322,079	14.65	to	15.75	5,020,656	1.25%	to	1.75%	3.05%	2.32%	to	2.84%
	2013	384,199	14.32	to	15.31	5,824,847	1.25%	to	1.75%	3.42%	-4.32%	to	-3.84%
	2012	470,196	13.30	to	15.92	7,403,751	1.25%	to	2.00%	2.96%	0.43%	to	1.19%
	2011	562,222	13.24	to	15.74	8,749,764	1.25%	to	2.00%	3.57%	5.76%	to	6.56%
Invesco V.I. Core Equity Fund Series I	2015	415,175	$10.65	to	$12.30	$5,067,737	1.25%	to	1.75%	1.12%	-7.41%	to	-6.95%
	2014	463,029	11.50	to	13.22	6,079,083	1.25%	to	1.75%	0.84%	6.26%	to	6.79%
	2013	516,426	10.82	to	12.38	6,347,743	1.25%	to	1.75%	1.34%	27.00%	to	27.63%
	2012	621,324	8.52	to	9.70	5,990,575	1.25%	to	1.75%	0.96%	11.89%	to	12.46%
	2011	769,402	7.62	to	8.63	6,599,837	1.25%	to	1.75%	0.93%	-1.81%	to	-1.31%

B-34

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Government Securities Fund Series II	2015	202,515	$10.18	to	$10.42	$2,103,586	1.25%	to	1.75%	1.87%	-1.68%	to	-1.19%
	2014	243,336	10.35	to	10.54	2,560,110	1.25%	to	1.75%	2.74%	2.07%	to	2.58%
	2013	285,933	10.14	to	10.28	2,932,743	1.25%	to	1.75%	3.19%	-4.55%	to	-4.07%
	2012	339,748	10.58	to	10.71	3,633,483	1.25%	to	2.00%	2.86%	0.18%	to	0.94%
	2011	416,917	10.56	to	10.62	4,421,896	1.25%	to	2.00%	0.00%	5.60%	to	6.15%
Invesco V.I. Growth and Income Fund Series II	2015	210,609	$18.62	to	$19.94	$4,145,518	1.25%	to	1.75%	2.59%	-5.00%	to	-4.52%
	2014	229,126	19.60	to	20.88	4,728,213	1.25%	to	1.75%	1.48%	8.05%	to	8.59%
	2013	268,563	18.14	to	19.23	5,108,754	1.25%	to	1.75%	1.23%	31.44%	to	32.10%
	2012	335,481	13.43	to	14.56	4,833,228	1.25%	to	2.00%	1.27%	12.07%	to	12.92%
	2011	385,391	11.99	to	12.89	4,920,978	1.25%	to	2.00%	0.97%	-4.21%	to	-3.48%
AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)	2015	156,048	$17.84	to	$19.11	$2,943,425	1.25%	to	1.75%	1.18%	-0.34%	to	0.16%
	2014	175,375	17.91	to	19.08	3,306,932	1.25%	to	1.75%	1.10%	7.39%	to	7.92%
	2013	211,474	16.67	to	17.68	3,699,755	1.25%	to	1.75%	1.15%	32.25%	to	32.91%
	2012	238,459	12.28	to	13.30	3,140,618	1.25%	to	2.00%	1.31%	14.91%	to	15.78%
	2011	273,842	10.68	to	11.49	3,117,024	1.25%	to	2.00%	1.06%	3.96%	to	4.74%
AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)	2015	61,753	$19.13	to	$20.48	$1,255,640	1.25%	to	1.75%	0.00%	8.92%	to	9.47%
	2014	53,091	17.56	to	18.71	984,028	1.25%	to	1.75%	0.00%	11.86%	to	12.42%
	2013	63,102	15.70	to	16.65	1,040,187	1.25%	to	1.75%	0.00%	34.61%	to	35.29%
	2012	74,204	11.66	to	12.30	901,672	1.25%	to	1.75%	0.03%	14.09%	to	14.67%
	2011	105,917	10.17	to	10.68	1,125,160	1.25%	to	1.75%	0.08%	-5.43%	to	-4.96%
AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)	2015	50,643	$12.42	to	$12.85	$648,906	1.25%	to	1.50%	0.00%	1.11%	to	1.36%
	2014	58,915	12.28	to	12.68	744,692	1.25%	to	1.50%	0.00%	3.24%	to	3.50%
	2013	76,674	11.90	to	12.25	936,113	1.25%	to	1.50%	0.02%	21.09%	to	21.39%
	2012	98,266	9.83	to	10.09	988,561	1.25%	to	1.50%	0.00%	11.54%	to	11.82%
	2011	110,492	8.81	to	9.02	993,464	1.25%	to	1.50%	0.35%	-24.56%	to	-24.37%
AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)	2015	63,845	$14.90	to	$15.96	$1,011,518	1.25%	to	1.75%	1.90%	-8.79%	to	-8.33%
	2014	71,334	16.34	to	17.41	1,233,589	1.25%	to	1.75%	1.62%	8.84%	to	9.39%
	2013	82,572	15.01	to	15.91	1,304,632	1.25%	to	1.75%	2.02%	34.11%	to	34.78%
	2012	90,323	10.90	to	11.81	1,056,230	1.25%	to	2.00%	1.69%	13.24%	to	14.09%
	2011	110,289	9.62	to	10.35	1,131,617	1.25%	to	2.00%	1.22%	-5.69%	to	-4.98%
Davis Financial Portfolio	2015	162,724	$18.01	to	$18.49	$2,930,033	1.25%	to	1.75%	0.85%	0.23%	to	0.73%
	2014	178,326	17.88	to	18.44	3,188,194	1.25%	to	1.75%	1.16%	10.88%	to	11.44%
	2013	206,065	16.04	to	16.63	3,307,528	1.25%	to	1.75%	0.55%	28.98%	to	29.62%
	2012	245,233	10.91	to	12.37	3,034,801	1.25%	to	2.00%	1.86%	16.46%	to	17.34%
	2011	298,296	9.37	to	10.55	3,147,474	1.25%	to	2.00%	1.20%	-9.79%	to	-9.11%
Davis Real Estate Portfolio	2015	182,629	$31.97	to	$35.98	$5,841,035	1.25%	to	1.75%	1.56%	-0.12%	to	0.38%
	2014	216,124	31.85	to	36.02	6,894,007	1.25%	to	1.75%	1.19%	25.32%	to	25.95%
	2013	238,333	25.29	to	28.74	6,061,322	1.25%	to	1.75%	1.14%	-3.04%	to	-2.55%
	2012	291,905	25.95	to	29.64	7,639,877	1.25%	to	1.75%	1.05%	15.11%	to	15.68%
	2011	323,673	22.43	to	25.75	7,343,394	1.25%	to	1.75%	1.33%	6.99%	to	7.53%
Davis Value Portfolio	2015	519,848	$17.17	to	$18.05	$9,344,900	1.25%	to	1.75%	0.74%	-0.18%	to	0.33%
	2014	623,301	17.20	to	17.99	11,173,319	1.25%	to	1.75%	0.87%	4.21%	to	4.73%
	2013	756,016	16.50	to	17.18	12,944,639	1.25%	to	1.75%	0.82%	31.10%	to	31.76%
	2012	923,997	12.62	to	13.04	12,014,623	1.25%	to	2.00%	1.53%	10.83%	to	11.66%
	2011	1,159,256	11.38	to	11.68	13,508,589	1.25%	to	2.00%	0.77%	-6.08%	to	-5.37%

B-35

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Contrafund Portfolio Service Class	2015	1,293,746	$20.55	to	$23.20	$29,762,933	1.25%	to	1.75%	0.89%	-1.19%	to	-0.70%
	2014	1,460,655	20.79	to	23.36	33,847,487	1.25%	to	1.75%	0.83%	9.87%	to	10.42%
	2013	1,665,662	18.93	to	21.16	34,972,381	1.25%	to	1.75%	0.93%	28.86%	to	29.51%
	2012	2,016,346	16.34	to	16.79	32,671,999	1.25%	to	2.00%	1.18%	13.99%	to	14.85%
	2011	2,404,604	14.22	to	14.73	33,938,834	1.25%	to	2.00%	0.85%	-4.57%	to	-3.85%
Fidelity VIP Equity-Income Portfolio Service Class	2015	623,505	$16.51	to	$16.58	$10,256,433	1.25%	to	1.75%	2.82%	-5.76%	to	-5.29%
	2014	779,231	17.43	to	17.59	13,537,465	1.25%	to	1.75%	2.60%	6.75%	to	7.29%
	2013	894,382	16.25	to	16.48	14,496,008	1.25%	to	1.75%	2.30%	25.78%	to	26.41%
	2012	1,064,026	12.40	to	12.85	13,660,195	1.25%	to	2.00%	2.94%	14.85%	to	15.72%
	2011	1,213,648	10.79	to	11.11	13,482,498	1.25%	to	2.00%	2.24%	-1.15%	to	-0.40%
Fidelity VIP Growth Opportunities Portfolio Service Class	2015	295,045	$13.57	to	$13.87	$4,076,395	1.25%	to	1.75%	0.06%	3.64%	to	4.16%
	2014	329,892	13.10	to	13.32	4,376,451	1.25%	to	1.75%	0.12%	10.15%	to	10.70%
	2013	334,197	11.89	to	12.03	4,010,310	1.25%	to	1.75%	0.19%	35.38%	to	36.06%
	2012	370,511	8.78	to	8.84	3,270,992	1.25%	to	1.75%	0.29%	17.38%	to	17.97%
	2011	429,089	7.48	to	7.50	3,213,258	1.25%	to	1.75%	0.05%	0.40%	to	0.90%
Fidelity VIP Mid Cap Portfolio Service Class	2015	563,596	$41.50	to	$52.04	$28,853,523	1.25%	to	1.75%	0.38%	-3.22%	to	-2.73%
	2014	640,184	42.88	to	53.50	33,711,965	1.25%	to	1.75%	0.15%	4.35%	to	4.87%
	2013	741,504	41.09	to	51.02	37,232,800	1.25%	to	1.75%	0.40%	33.69%	to	34.36%
	2012	864,208	20.95	to	37.97	32,274,449	1.25%	to	2.00%	0.50%	12.46%	to	13.31%
	2011	1,034,817	18.63	to	33.51	34,095,941	1.25%	to	2.00%	0.14%	-12.49%	to	-11.83%
Fidelity VIP Government Money Market Portfolio Service Class 2(4)(5)	2015	1,573,368	$9.88	to	$9.91	$15,592,306	1.25%	to	1.70%	0.01%	-1.17%	to	-0.86%
Templeton Growth VIP Fund Class 2	2015	234,558	$14.27	to	$15.28	$3,555,415	1.25%	to	1.75%	2.60%	-8.12%	to	-7.66%
	2014	284,881	15.53	to	16.54	4,681,882	1.25%	to	1.75%	1.38%	-4.51%	to	-4.03%
	2013	346,986	16.26	to	17.24	5,941,859	1.25%	to	1.75%	2.68%	28.54%	to	29.19%
	2012	420,993	12.32	to	13.34	5,581,595	1.25%	to	2.00%	2.04%	18.65%	to	19.55%
	2011	468,413	10.38	to	11.16	5,195,872	1.25%	to	2.00%	1.38%	-8.83%	to	-8.14%
Janus Aspen Enterprise Portfolio Institutional Shares	2015	563,718	$16.97	to	$19.46	$10,783,703	1.25%	to	1.50%	0.86%	2.47%	to	2.73%
	2014	619,648	16.56	to	18.94	11,543,810	1.25%	to	1.50%	0.16%	10.84%	to	11.12%
	2013	687,012	10.91	to	17.04	11,500,771	1.25%	to	1.50%	0.50%	30.40%	to	30.72%
	2012	758,408	8.10	to	13.04	9,696,572	1.25%	to	1.75%	0.00%	15.24%	to	15.82%
	2011	869,308	7.03	to	11.26	9,604,476	1.25%	to	1.75%	0.00%	-3.14%	to	-2.65%
Janus Aspen Forty Portfolio Institutional Shares	2015	476,465	$17.53	to	$22.74	$10,722,565	1.25%	to	1.75%	1.20%	10.26%	to	10.82%
	2014	519,805	15.90	to	20.52	10,560,935	1.25%	to	1.75%	0.16%	6.84%	to	7.37%
	2013	610,378	14.88	to	19.11	11,569,333	1.25%	to	1.75%	0.71%	28.94%	to	29.59%
	2012	708,267	14.75	to	17.07	10,371,741	1.25%	to	2.00%	0.71%	21.68%	to	22.60%
	2011	805,251	12.03	to	14.03	9,625,975	1.25%	to	2.00%	0.37%	-8.55%	to	-7.86%
Janus Aspen Janus Portfolio Institutional Shares	2015	332,879	$13.59	to	$14.30	$4,717,376	1.25%	to	1.50%	0.63%	3.77%	to	4.03%
	2014	386,237	13.10	to	13.75	5,262,006	1.25%	to	1.50%	0.36%	11.30%	to	11.58%
	2013	441,584	10.38	to	12.32	5,391,835	1.25%	to	1.50%	0.78%	28.39%	to	28.71%
	2012	501,137	7.82	to	9.57	4,744,625	1.25%	to	1.75%	0.55%	16.52%	to	17.10%
	2011	594,225	6.71	to	8.18	4,800,691	1.25%	to	1.75%	0.58%	-6.95%	to	-6.49%
Janus Aspen Global Research Portfolio Institutional Shares	2015	430,824	$8.99	to	$12.69	$5,362,422	1.25%	to	1.75%	0.65%	-3.99%	to	-3.51%
	2014	497,352	9.36	to	13.15	6,421,970	1.25%	to	1.75%	1.07%	5.57%	to	6.10%
	2013	559,852	8.87	to	12.39	6,820,709	1.25%	to	1.75%	1.19%	26.19%	to	26.82%
	2012	654,518	7.03	to	9.77	6,290,419	1.25%	to	1.75%	0.84%	17.98%	to	18.58%
	2011	806,046	8.24	to	8.49	6,539,129	1.25%	to	2.00%	0.56%	-15.46%	to	-14.82%
MFS Growth Series Initial Class	2015	202,647	$12.46	to	$17.65	$3,527,436	1.25%	to	1.75%	0.16%	5.68%	to	6.21%
	2014	223,905	11.79	to	16.62	3,664,939	1.25%	to	1.75%	0.10%	7.05%	to	7.58%
	2013	248,312	11.01	to	15.45	3,774,321	1.25%	to	1.75%	0.23%	34.47%	to	35.14%
	2012	289,206	11.43	to	14.20	3,239,543	1.25%	to	2.00%	0.00%	15.05%	to	15.92%
	2011	332,203	9.86	to	12.34	3,208,792	1.25%	to	2.00%	0.19%	-2.31%	to	-1.57%

B-36

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Investors Trust Series Initial Class	2015	529,790	$15.32	to	$21.43	$11,157,391	1.25%	to	1.75%	0.90%	-1.53%	to	-1.04%
	2014	583,686	15.56	to	21.65	12,425,527	1.25%	to	1.75%	0.93%	9.07%	to	9.62%
	2013	647,137	14.26	to	19.75	12,553,566	1.25%	to	1.75%	1.09%	29.75%	to	30.40%
	2012	721,208	12.92	to	15.15	10,685,200	1.25%	to	2.00%	0.87%	16.81%	to	17.69%
	2011	803,955	11.06	to	12.87	10,096,709	1.25%	to	2.00%	0.92%	-4.13%	to	-3.40%
MFS New Discovery Series Initial Class	2015	116,297	$24.29	to	$24.54	$2,841,106	1.25%	to	1.50%	0.00%	-3.35%	to	-3.11%
	2014	136,184	19.06	to	25.33	3,430,427	1.25%	to	1.50%	0.00%	-8.65%	to	-8.42%
	2013	184,751	20.86	to	27.65	5,086,054	1.25%	to	1.50%	0.00%	39.40%	to	39.75%
	2012	183,618	14.48	to	19.79	3,591,732	1.25%	to	1.75%	0.00%	19.11%	to	19.71%
	2011	215,047	12.16	to	16.53	3,497,553	1.25%	to	1.75%	0.00%	-11.83%	to	-11.39%
MFS Research Series Initial Class	2015	53,717	$16.60	to	$16.92	$903,393	1.25%	to	1.50%	0.70%	-0.70%	to	-0.46%
	2014	69,457	16.71	to	16.99	1,175,026	1.25%	to	1.50%	0.84%	8.55%	to	8.82%
	2013	83,754	15.40	to	15.62	1,303,084	1.25%	to	1.50%	0.32%	30.31%	to	30.63%
	2012	106,396	10.61	to	11.95	1,265,339	1.25%	to	1.75%	0.84%	15.22%	to	15.80%
	2011	106,703	9.21	to	10.32	1,094,538	1.25%	to	1.75%	0.83%	-2.19%	to	-1.70%
MFS Total Return Series Initial Class	2015	1,000,707	$19.26	to	$20.08	$19,964,236	1.25%	to	1.75%	2.55%	-2.11%	to	-1.62%
	2014	1,155,365	19.67	to	20.41	23,449,994	1.25%	to	1.75%	1.85%	6.61%	to	7.14%
	2013	1,359,383	18.45	to	19.05	25,760,325	1.25%	to	1.75%	1.73%	16.97%	to	17.56%
	2012	1,628,572	13.26	to	16.21	26,252,611	1.25%	to	2.00%	2.67%	9.04%	to	9.86%
	2011	2,011,792	12.16	to	14.75	29,548,867	1.25%	to	2.00%	2.51%	-0.25%	to	0.50%
Jennison Portfolio Class II	2015	61,392	$17.18	to	$17.83	$1,080,997	1.25%	to	1.50%	0.00%	9.37%	to	9.64%
	2014	57,739	15.71	to	16.26	926,859	1.25%	to	1.50%	0.00%	7.94%	to	8.21%
	2013	51,247	14.56	to	15.03	758,556	1.25%	to	1.50%	0.00%	35.06%	to	35.40%
	2012	55,362	10.78	to	11.10	605,758	1.25%	to	1.50%	0.00%	13.99%	to	14.28%
	2011	63,626	9.46	to	9.71	609,539	1.25%	to	1.50%	0.00%	-1.58%	to	-1.34%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Refer to Note 4 of the Notes to Financial Statements.
(5)	Portfolio commenced operations May 1, 2015

B-37

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account E:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment options constituting The Guardian Separate Account E at December 31, 2015 listed in Note 1, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying fund companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 17, 2016

B-38

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2015 and 2014

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2015	2014
Admitted assets
Bonds	$2,762	$2,467
Mortgage loans	227	128
Policy loans	121	120
Other invested assets	32	25
Cash, cash equivalents and short-term investments	32	27
Receivable for securities	11	6

Total invested assets	3,185	2,773

Due and accrued investment income	30	27
Net deferred tax asset	14	13
Income tax receivable	—	19
Other assets	24	17
Separate account assets	12,633	12,809

Total admitted assets	$15,886	$15,658

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,091	$2,636
Intercompany borrowed funds	105	177
Asset valuation reserve	21	19
Due to parent and affiliates	15	16
Income tax payable	4	—
Payable for securities	8	8
Other liabilities	39	32
Transfers from separate account due or accrued	(287)	(264)
Separate accounts liabilities	12,630	12,807

Total liabilities	15,626	15,431

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	382	332
Unassigned deficit	(124)	(107)

Total capital and surplus	260	227

Total liabilities, capital and surplus	$15,886	$15,658

See notes to statutory basis financial statements.

B-40

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2015	2014
Revenues
Premiums and annuity considerations	$1,679	$1,504
Net investment income	97	84
Service fees	313	299
Commissions and expense allowances on reinsurance ceded and other income	(20)	(22)

Total revenues	2,069	1,865

Benefits and expenses
Policyholder benefits	1,721	1,621
Net transfers to (from) separate accounts	66	(58)
General insurance expenses	117	113
Commissions and other expenses	143	140

Total benefits and expenses	2,047	1,816

Gain from operations before federal income taxes and realized capital losses from investments	22	49
Federal income tax benefit	(29)	(18)

Gain from operations, net of federal income taxes and before net realized capital losses	51	67
Net realized capital losses, net of tax and transfers to IMR	(75)	(67)

Net loss	$(24)	$—

See notes to statutory basis financial statements.

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2015	2014

Beginning of year balance	$227	$181

Adjustments to surplus
Net loss	(24)	—
Change in net unrealized capital gains (losses), net of tax	8	(2)
Change in non-admitted assets	(13)	(11)
Change in net deferred taxes	19	7
Change in asset valuation reserve	(2)	(4)
Additional paid-in and capital surplus	50	56
Prior year correction	(5)	—

Net adjustments to surplus	33	46

End of year balance	$260	$227

See notes to statutory basis financial statements.

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2015	2014
Cash flows from operating activities
Premiums and annuity considerations	$1,679	$1,504
Investment income received	106	94
Service fees and other income received	283	269
Benefits and loss related payments	(1,272)	(1,280)
Net transfers (to) from separate accounts	(90)	49
Commissions, expenses and taxes paid	(258)	(251)
Federal income taxes recovered	46	9
Other	4	7

Net cash provided by operating activities	498	401

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	344	528
Stocks	—	4
Derivatives, brokers and miscellaneous applications	21	19
Mortgage loans	6	—

Proceeds from investments sold or matured	371	551

Cost of investments acquired:
Bonds	650	891
Mortgage loans	105	86
Other invested assets	7	21
Derivatives, brokers and miscellaneous applications	87	96

Cost of investments acquired	849	1,094

Net increase in policy loans, net of repayments	1	4

Net cash used in investing activities	(479)	(547)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	50	56
Intercompany borrowed funds	(72)	89
Net deposits on deposit-type contracts and other insurance liabilities	8	5

Net cash (used) provided by financing activities	(14)	150

Net increase in cash, cash equivalents and short-term investments	5	4
Cash, cash equivalents and short-term investments, beginning of year	27	23

Cash, cash equivalents and short-term investments, end of year	$32	$27

See notes to statutory basis financial statements.

B-43

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

Prior to March 31, 2015, GIS operated as the distributor and underwriter for GIAC’s variable products. Effective March 31, 2015, PAS replaced GIS as the distributor and principal underwriter for GIAC’s variable products. RS Investment Management Co. LLC (“RS Investments”), a majority-owned subsidiary of GIS, serves as the investment adviser on the RS Mutual Fund Family. GIS served as the sub-adviser to certain RS funds until April 30, 2015, and served as the sole distributor of the RS Funds until May 31, 2014. Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of GIS, serves as the sub-adviser to certain RS funds. Effective June 1, 2014, RS Funds Distributor (“RSFD”), a wholly-owned subsidiary of RS Investments, is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, began serving as the sole distributor of the RS Funds.

During 2014, The Guardian established a new program to assist with the transition of a General Agency to a successor. The new program resulted in the creation of Hanover Square Funding, LLC (HSF), a wholly owned subsidiary of the Company, used to facilitate providing loans to entities established as a Corporation or Limited Liability Company (LLC) for the purpose of acquiring a General Agency.

Prior to March 4, 2015, the Company in agreement with Ballie Gifford Overseas Ltd., had an equity ownership interest in Guardian Ballie Gifford Ltd. (“GBG”), a corporation in Scotland. Effective March 4, 2015, the Company fully liquidated its equity ownership interest in GBG in light of the dissolution of GBG.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2015 and 2014. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $58 million and $45 million at December 31, 2015 and 2014 respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of investments in subsidiaries (PAS and HSF) of $30 million and $25 million and private equities of $2 million and $0 million as of December 31, 2015 and 2014, respectively.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and reinsurance recoverables.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commisioners’ Annuity Reserve Method) of $232 million and $213 million and fees receivables of $55 million and $51 million as of December 31, 2015 and 2014, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.35%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities	1.50% to 4.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

For guarantees of amounts in the event of death, the net amount at risk (“NAR”) is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance.

The Company also issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate (ranging from 5.00%-7.00% and either compound or simple depending on the rider version).

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted. For the GMWB, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration 10 or later in the form of a payout annuity. For the GMIB, which guarantees a base level of lifetime income at annuitization, the net amount at risk is the value of the lifetime annuity in excess of the current account balance.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB” or “LBR”) contracts guarantee the return of investment on the maturity date. For the GMAB, the net amount at risk is the amount invested in excess of the current account balance.

The account value and net amount at risk of the contractholders at December 31, 2015 and 2014, for GMDB, GMWB, GMIB, and GMAB and (in millions, except Average Age) were as follows:

	2015			2014
	Account Value	Net Amount at Risk	Average Age	Account Value	Net Amount at Risk	Average Age
GMDB	$9,732	$106	63	$9,987	$49	63
GMWB	6,982	653	62	6,918	84	62
GMIB*	82	1	62	99	1	61
GMAB	4	—	65	12	—	64

*	In the calculation of the NAR for GMIB, the guaranteed benefit amount is decreased by 35% to reflect lower annuity factors used upon annuitization.

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2015, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve. At December 31, 2014, the Standard Scenario amount was the greater of the two measures and was thus used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2015 and 2014, the Company had $627 million and $630 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $36 million and $27 million as of December 31, 2015 and 2014, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a 1/3 drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans. The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes and interest maintenance reserve. Increases or decreases in certain federal income tax assets and liabilities established in prior years are reflected as adjustments to surplus. (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2015 and 2014, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.6 million and $0.8 million as of December 31, 2015 and 2014, respectively.

Corrections:

During 2015, the Company corrected the 2014 income tax receivable. As such, an adjustment was made to decrease the income tax receivable by $5 million with a charge to surplus.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses). Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

Investments in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The amortized cost basis and estimated fair value of bonds and investments in subsidiaries at December 31, 2015 and 2014 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2015		Gains	(Losses)
		(In millions)
U.S. Government	$73	$1	$—	$74
States, Territories and Possessions	6	—	—	6
Special Revenue	12	1	—	13
Industrial and Miscellaneous	2,669	39	(71)	2,637
Hybrid	2	—	—	2

Total Bonds	$2,762	$41	$(71)	$2,732

Investment in Subsidiaries	$96	$—	$(66)	$30

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2014		Gains	(Losses)
		(In millions)
U.S. Government	$80	$1	$—	$81
States, Territories and Possessions	6	—	—	6
Special Revenue	13	2	—	15
Industrial and Miscellaneous	2,366	86	(12)	2,440
Hybrid	2	—	—	2

Total Bonds	$2,467	$89	$(12)	$2,544

Investment in Subsidiaries	$91	$—	$(66)	$25

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2015, approximately 2.6% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. At December 31, 2014, approximately 3.3% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 2.1% of the portfolio at December 31, 2015.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

B-51

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

	2015
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$118	$119
Due after one year through five years	1,000	1,008
Due after five years through ten years	616	608
Due after ten years	813	782
Sinking fund bonds, mortgage-backed securities and asset-backed securities	215	215

Total	$2,762	$2,732

The net change in unrealized capital losses included in surplus for the years ended December 31, 2015 and 2014 are summarized as follows:

	2015	2014
	(In millions)
Changes in net unrealized capital gains (losses) attributable to:
Investments in subsidiaries	$—	$(12)
Derivatives	13	9
Tax effect on unrealized capital gains (losses)	(5)	1

Total change in net unrealized capital gains (losses), net of tax	$8	$(2)

Proceeds from sales of investments in bonds amounted to $134 million and $320 million in 2015 and 2014, respectively. Gross gains of $1.1 million and $4.3 million and gross losses of $0.2 million and $1.4 million were realized on sales of bonds in 2015 and 2014, respectively. These amounts are pre-tax and pre-IMR.

Proceeds from sales of investments in common stocks amounted to $0.1 million and $0.0 million in 2015 and 2014, respectively. Gross gains of $0.1 million and $0.0 million and gross losses of $0.1 million and $0.0 million were realized on sales of common stocks in 2015 and 2014.

There were no sales of investments in preferred stocks in 2015. Proceeds from sales of investments in preferred stocks amounted to $4.0 million in 2014. Gross gains of $0.1 million and gross losses of $0.0 million were realized on sales of preferred stocks in 2014. These amounts are pre-tax and pre-IMR.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2015	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$33	$—	$2	$—	$35	$—
Special Revenue	2	—	—	—	2	—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	1,343	(57)	114	(14)	1,457	(71)

Total Bonds	1,380	(57)	116	(14)	1,496	(71)

Total Temporarily Impaired Securities	$1,380	$(57)	$116	$(14)	$1,496	$(71)

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2014	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$41	$—	$2	$—	$43	$—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	467	(8)	152	(4)	619	(12)

Total Bonds	510	(8)	154	(4)	664	(12)

Total Temporarily Impaired Securities	$510	$(8)	$154	$(4)	$664	$(12)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and three securities in an unrealized loss position for greater than 12 months with a book value of $130 million and a fair value of $116 million as of December 31, 2015. There were one hundred and one securities in an unrealized loss position for greater than 12 months with a book value of $158 million and a fair value of $154 million as of December 31, 2014.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2015 and December 31, 2014, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2015 or 2014.

The Company’s investments in mortgage loans on real estate consist principally of loans on commercial and cooperative residential real estate properties. The largest concentrations of commercial real estate mortgage loans are for properties located in California and Massachusetts ($69 million or 30.61% and $35 million or 15.23%) at December 31, 2015. The largest concentrations of commercial real estate mortgage loans are for properties located in California and New York ($50 million or 39.44% and $18 million or 14.05%) at December 31, 2014. The Company estimates the fair value of mortgage loans on real estate to be $231 million and $132 million at December 31, 2015 and December 31, 2014, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.38% and 4.26% originated during 2015. The maximum percentage of any single mortgage loan to the value of the security originated in 2015 was 65.69%.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgages with interest more than 180 days past due at December 31, 2015 and December 31, 2014.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

There were no restructured mortgage loans as of December 31, 2015 or December 31, 2014.

B-53

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table set forth the credit quality indicators as of December 31, 2015 and December 31, 2014, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2015
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$51	$—	$—	$5	$—	$—	$56
50% - 59.99%	42	17	11	5	—	—	75
60% - 69.99%	53	—	16	12	—	—	81
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$156	$22	$27	$22	$—	$—	$227

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2014
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$29	$3	$—	$—	$—	$—	$32
50% - 59.99%	17	5	—	4	5	—	31
60% - 69.99%	38	5	12	10	—	—	65
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$84	$13	$12	$14	$5	$—	$128

Investment in Subsidiaries:

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2015 and 2014:

December 31, 2015

Description of SCA Investment (excluding US Insurance SCA)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)
	(In millions)
PAS	$20	$—	$20	n/a	n/a	n/a	$—	no
HSF	10	—	10	n/a	n/a	n/a	—	no

Aggregate Total	$30	$—	$30				$—

There were no dividends received from PAS and HSF in 2015 or 2014.

B-54

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2015	2014
	(In millions)
Bonds	$89	$77
Mortgage loans	7	4
Policy loans	7	7

Total gross investment income	103	88
Less: investment expenses	(6)	(4)

Net investment income	$97	$84

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2015	2014
	(In millions)
Bonds	$1	$4
Derivatives and other	(74)	(67)

Total net realized capital losses	(73)	(63)
Transfer to IMR	(1)	(3)
Capital gain federal income tax expense	1	1

Net realized capital losses, net of tax and transfers to IMR	$(75)	$(67)

There were impairment losses of $1 million and $0 million for 2015 and 2014, respectively.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions

B-55

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the company’s exposure to default by the counterparty. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liability associated with one of the products that it sells. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2015

	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$—	$—	$—	$—	$(29)	$—
Equity index futures	1	—	—	13	(45)	—

Total derivatives	$1	$—	$—	$13	$(74)	$—

B-56

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2014
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$2	$—	$—	$—	$6	$—
Equity index futures	—	—	—	9	(73)	—

Total derivatives	$2	$—	$—	$9	$(67)	$—

Restricted Assets and Special Deposits:

Assets of $4 million at December 31, 2015 and 2014, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2015 and 2014.

Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk:

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. Because exchange-traded futures are processed through a regulated exchange and positions are marked to market and settle on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company is required to establish collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently uses U.S. Treasury bonds to satisfy this collateral requirement.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. The Company’s financial instruments with off-balance sheet risk as of December 31, 2015 and 2014 were $45 million and $31 million, respectively.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are unadjusted quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

B-57

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information. Instruments held in this category include primarily fixed maturity instruments.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by RS Investments Management Co., an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2015 and 2014, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2015 and 2014:

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Impaired bonds	$—	$—	$1	$1	$1
Separate Accounts Assets	11,314	1,319	—	12,633	12,633

Total Assets at Fair Value	$11,314	$1,319	$1	$12,634	$12,634

There were no transfers into or out of Level 1 and 2 during 2015.

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$11,394	$1,415	$—	$12,809	$12,809

Total Assets at Fair Value	$11,394	$1,415	$—	$12,809	$12,809

B-58

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

There were no transfers into or out of Level 1 and 2 during 2014.

The following table summarize changes to the Company’s financial instrument carried at fair value and classified as level 3 in the fair value hierarchy for the year ended December 31, 2015.

2015
	NAIC Bonds	Total
(In millions)
Fair Value, beginning of period	$—	$—
Total gains (losses) (realized or unrealized):
Included in net income	—	—
Included in surplus	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	1	1
Transfers out of Level 3	—	—

Fair Value, end of period	$1	$1

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2015, the Company transferred one security into Level 3 and none out of Level 3. The transfers in and out of level 3 were determined by the observable/unobservable inputs used in pricing the securities.

There were no financial instruments carried at fair value and classified as Level 3 for the year ended December 31, 2014.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2015 and 2014 were as follows:

2015
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

2014
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

B-59

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America, and

•	First Commonwealth, Inc., and its subsidiaries

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

An estimate of the amount of any increase in the Company’s Federal or foreign income tax loss contingencies during the twelve month period ending December 31, 2016 cannot be made.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2015
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$79	$—	$79
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	79	—	79
Deferred Tax Assets Nonadmitted	56	—	56

Subtotal Net Admitted Deferred Tax Asset	23	—	23
Deferred Tax Liabilities (DTLs)	9	—	9

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$14	$—	$14

B-60

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2014
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$68	$4	$72
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	68	4	72
Deferred Tax Assets Nonadmitted	39	4	43

Subtotal Net Admitted Deferred Tax Asset	29	—	29
Deferred Tax Liabilities	16	—	16

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$13	$—	$13

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$11	$(4)	$7
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	11	(4)	7
Deferred Tax Assets Nonadmitted	17	(4)	13

Subtotal Net Admitted Deferred Tax Asset	(6)	—	(6)
Deferred Tax Liabilities	(7)	—	(7)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$1	$—	$1

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes. The Company exceeded the 300% minimum RBC requirement at December 31, 2015 and expects to exceed this minimum during 2016.

Description	December 31, 2015
(in millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	14	—	14
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	14	—	14
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	36	—	36
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	9	—	9

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$23	$—	$23

B-61

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2014
(in millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$1	$—	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	12	—	12
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	12	—	12
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	32	—	32
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	16	—	16

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$29	$—	$29

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$(1)	$—	$(1)
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	2	—	2
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	2	—	2
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	4	—	4
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(7)	—	(7)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(6)	$—	$(6)

	2015	2014
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	799%	726%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$267	$233

Impact of Tax Planning Strategies

Description	December 31, 2015
(in millions, except percentages)	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	79	—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	18%	0%
(3) Net Admitted Adjusted Gross DTAs	23	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

B-62

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2014
(in millions, except percentages)	Ordinary	Capital
(1) Adjusted Gross DTAs	68	4
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	18%	0%
(3) Net Admitted Adjusted Gross DTAs	29	0
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	45%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	11	(4)
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	(6)	0
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	15%	0%

All DTL were recognized as of December 31, 2015 and 2014.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2015 and 2014:

Description	2015	2014
	(In millions)
Federal income tax benefit on operating loss	$(25)	$(12)
Prior year underaccrual (overaccrual)	(4)	(8)
Contingent tax	1	3
Foreign	(1)	(1)

Current federal operations income tax benefit	(29)	(18)
Current Federal capital gains income tax expense	1	1

Total current federal income tax benefit	$(28)	$(17)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 were as follows:

Description	2015	2014	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$59	$48	$11
Policy acquisition costs	20	20	—

Gross ordinary DTAs—(admitted and nonadmitted)	$79	$68	$11

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	56	39	17

Admitted ordinary DTAs	$23	$29	$(6)

B-63

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	2015	2014	Change
	(In millions)
Capital:
Impaired securities	$—	$4	$(4)

Gross capital DTAs—(admitted and nonadmitted)	$—	$4	$(4)

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	4	(4)

Admitted capital DTAs	—	—	—

Total admitted DTAs	$23	$29	$(6)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$2	$2	$—
Reserves	7	14	(7)

Total Ordinary DTLs	$9	$16	$(7)

Capital:

Total DTL	$9	$16	$(7)

Net admitted DTAs/(DTLs)	$14	$13	$1

The change in net deferred Federal income taxes is comprised of the following:

	2015	2014	Change
Adjusted gross deferred tax assets	$79	$72	$7
Total Deferred Tax Liabilities	9	16	(7)

Net deferred tax assets (liabilities)	$70	$56	14

Tax effect of unrealized capital gains			5

Change in net deferred federal income tax benefit			$19

Contingent Tax Liabilities:

As of December 31, 2015, the Company had $7 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2015 and 2014, the Company recognized approximately $1 million and $3 million in interest and penalties, respectively. The Company has approximately $7 million and $6 million accrued for payment of interest and penalties at years 2015 and 2014, respectively.

B-64

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2015	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$8	35%
Net realized capital gains (losses) @ 35%	(26)	35%

Provision calculated at statutory rate	$(18)	35%
Dividends received deduction	(20)	38%
Other	(1)	(1%	)

Subtotal	$(39)	72%
Contingent taxes	1	(1%	)
Return to provision	(4)	8%
Deferred tax true-up	1	(1%	)
Foreign tax credit	(1)	1%

Total	$(42)	79%

Total current federal income tax benefit	$(28)	55%
Prior period correction	5	(10%	)
Change in net deferred federal income taxes benefit	(19)	34%

Total statutory income tax benefit	$(42)	79%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2015, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2015	$—	$1	$1
2014	—	1	1
2013	—	—	—

Total	$—	$2	$2

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded to the reinsured business and corresponding assets held by the Company amounted to $403 million and $430 million at December 31, 2015 and 2014, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

B-65

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2015			2014
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(33)	$(6)	$(39)	$(40)	$(7)	$(47)
Commissions and other expenses	5	—	5	6	—	6
Reserve adjustments on reinsurance ceded and other income	(28)	—	(28)	(31)	—	(31)

Total Revenues	(56)	(6)	(62)	(65)	(7)	(72)

Policyholder and contract benefits	(47)	—	(47)	(64)	—	(64)
Decrease (increase) in aggregate reserves	(20)	(3)	(23)	(9)	2	(7)

Total expenses	(67)	(3)	(70)	(73)	2	(71)

Net gain (loss) on operations from reinsurance ceded	$11	$(3)	$8	$8	$(9)	$(1)

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $149 million and $147 million in 2015 and 2014, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $16 million and $17 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2015 and 2014, respectively.

Investments:

At December 31, 2015 and 2014, respectively, approximately 21% and 23% of the Company’s separate account assets are invested in affiliated mutual funds that are advised by RS Investments and sub-advised by GIS/PAIA (see Note 1). Each of these funds has an investment advisory agreement with RS Investments. Separate account assets under management invested in affiliated mutual funds amounted to $2,641 million and $2,995 million as of December 31, 2015 and 2014, respectively.

Capital:

On February 26, 2013, The Guardian’s Board of Directors granted authority to contribute up to $125 million of capital to GIAC, over the next 3 years, to fund the continued growth in the variable annuity and fixed annuity platforms, as well as continued investments in the 401k platform. Effective November 18, 2015, The Guardian’s Board of Directors granted an additional $50 million of capital to GIAC. For the years ended December 31, 2015 and 2014, the Company received a total of $50 million and $40 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

For the years ended December 31, 2015 and 2014, the Company also received $0 million and $16 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which was transferred to PAS as a capital contribution.

The Company made an initial funding to HSF in the form of a $5 million capital contribution and an $16 million draw down from a $20 million loan commitment with HSF in 2014 and an additional $5 million capital contribution and a $4 million loan commitment in 2015. The full loan commitment balance was repaid from HSF to GIAC on May 29, 2015.

B-66

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Administrative Services Agreement:

The Company had an administrative services agreement with GIS and RS that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts. Effective November 24, 2015, the administrative services agreement was terminated between GIAC and GIS and the same agreement was replaced between GIAC and RSFD effective December 1, 2015. For the years ended December 31, 2015 and 2014, such fee income amounted to $4 million, respectively which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2015 and 2014, respectively.

Reimbursement Agreement:

Prior to November 5, 2015, the Company had a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”) (See Note 1). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement will be calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such dividend or dividends. For the years ended December 31, 2015 and 2014, the dividends received by the Company from GBG amounted to $0 million and $0.3 million, respectively, which are included in “Net investment income” of which the Company reimbursed GIS $0 million and $0.1 million, respectively, which are included in “Commissions and other expenses” in the Statutory Basis Statements of Operations. The Company terminated the reimbursement agreement with GIS on November 5, 2015 in light of the dissolution of GBG (See Note 1).

Line of Credit:

Effective May 21, 2015, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) from $225 million to $300 million, which was further amended to $350 million effective December 3, 2015. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2015 and 2014, the amount of drawings on the line of credit amounted to $105 million and $177 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $2.0 million and $1.2 million and $0.2 million and $0.1 million in 2015 and 2014, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $47 thousand and $133 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2015 and 2014, respectively.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2015 and 2014, the Company paid commissions to PAS which amounted to $61 million and $54 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations. The payable for such expenses were $0 million and $0.2 million at December 31, 2015 and 2014, respectively, and is included in “Other liabilities” in the Statutory Basis Balance Sheet.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has

B-67

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2015, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2015 and 2014, the Company’s separate accounts statement included legally insulated assets of $12,633 million and $12,809 million, respectively, of which $3 million and $2 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2015 and 2014. Fees and expenses due or accrued to the Company’s general account were $287 million and $264 million as of December 31, 2015 and 2014, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account.

As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate accounts liabilities of $759 million and $134 million, respectively (See “NAR” in Note 2). To compensate the general account for the risk taken, the separate accounts have paid risk charges of $248 million and $236 million for the years ended December 31, 2015 and 2014, respectively.

The general account of the Company had paid $0 million and $0.1 million towards separate accounts guarantees for the years ended December 31, 2015 and 2014, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2015 and 2014 were as follows:

December 31, 2015	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,527	$1,527

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,308	$12,308
Market value/not subject to discretionary withdrawals	—	35	35

Total reserves for separate accounts	—	12,343	12,343

Charges for investment management administration and contract guarantees	—	55	55
Accrued expense allowances	—	232	232

Separate accounts liabilities	$—	$12,630	$12,630

B-68

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2014	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,343	$1,343

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,522	$12,522
Market value/not subject to discretionary withdrawals	—	21	21

Total reserves for separate accounts	—	12,543	12,543

Charges for investment management administration and contract guarantees	—	51	51
Accrued expense allowances	—	213	213

Separate accounts liabilities	$—	$12,807	$12,807

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2015	2014
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,527	1,343
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,727)	(1,654)

Net transfers from separate accounts	(200)	(311)

Reconciling Adjustments:
Mortality and expense guarantees—variable	152	149
Administrative fees—variable annuity	98	87
Cost of insurance	16	17

Total adjustments	266	253

Net transfers to (from) separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$66	$(58)

B-69

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2015 and 2014 were as follows:

December 31, 2015	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$97	$—	$—	$97	1%
At book value less current surrender charge of 5% or more	27	—	—	27	0%
At fair value	—	8,865	2,957	11,822	81%

Total with adjustment or at market value	124	8,865	2,957	11,946	82%
At book value without adjustment (minimal or no charge or adjustment)	1,038	—	—	1,038	7%
Not subjected to discretionary withdrawal	1,598	35	—	1,633	11%

Total (gross)	2,760	8,900	2,957	14,617	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,760	$8,900	$2,957	$14,617	100%

December 31, 2014	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$86	$—	$—	$86	1%
At book value less current surrender charge of 5% or more	40	—	—	40	0%
At fair value	—	9,123	2,869	11,992	83%

Total with adjustment or at market value	126	9,123	2,869	12,118	84%
At book value without adjustment (minimal or no charge or adjustment)	1,099	—	—	1,099	8%
Not subjected to discretionary withdrawal	1,139	21	—	1,160	8%

Total (gross)	2,364	9,144	2,869	14,377	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,364	$9,144	$2,869	$14,377	100%

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $35 million and $0 million in 2015 and 2014, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

B-70

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2015, the maximum amount of dividends the Company could pay The Guardian in 2016 without prior approval from the state insurance regulatory authorities was $26 million.

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net (loss) gain:

	2015	2014
	(In millions)
Statutory net loss	$(24)	$—
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	—	(12)
Change in deferred policy acquisition costs	24	94
Future policy benefits	(94)	(160)
Reinsurance	(2)	1
Federal income tax benefit	38	29
Transfer to interest maintenance reserve	1	3
Amortization of interest maintenance reserve	(1)	(3)

Consolidated GAAP net loss	$(58)	$(48)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2015	2014
	(In millions)
Statutory capital and surplus	$260	$227
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	565	532
Elimination of asset valuation reserve	21	19
Future policy benefits	(95)	(7)
Establishment of additional deferred federal income taxes	6	(71)
Unrealized (loss) gains on investments	(30)	77
Separate account accrued expense allowances	(232)	(213)
Other liabilities	(67)	(64)

Consolidated GAAP stockholder’s equity	$428	$500

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 26, 2016, the issuance of the financial statements to be subsequent events requiring disclosure. The Company is expecting to issue the loan commitment to HSF for approximately $14 million before the end of March 2016.

B-71

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2015

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2015	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$559,061
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	88,791,567
Bonds of affiliates	295,721
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	6,744,547
Real estate	—
Contract loans	7,206,361
Cash, cash equivalents and short-term investments	89,635
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	45

Total gross investment income	$103,686,937

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	227,085,151

Total mortgage loans	$227,085,151

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	31,727,913	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2015

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2015	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$175,983,619
Over 1 year through 5 years	1,106,070,889
Over 5 years through 10 years	685,510,186
Over 10 years through 20 years	250,328,281
Over 20 years	587,761,160

Total by Maturity	$2,805,654,135

Bonds by Class—Statement Value
Class 1	$1,649,591,180
Class 2	1,068,207,260
Class 3	79,283,774
Class 4	6,817,643
Class 5	1,754,278
Class 6	—

Total by Class	$2,805,654,135

Total Bonds Publicly Traded	2,293,682,353
Total Bonds Privately Placed	511,971,782
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	41,545,447	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	1,022,173,895	Schedule DB, Part B, Sec. 1
Cash on Deposit	(11,636,806)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	660,755,000
Credit Life	—
Group Life	23,094,000
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	22,941,000	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	906,823,000
Credit Life	—
Group Life	217,815,000

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2015

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2015	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies	—
Amount on Deposit	—
Income Payable
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	119,581,801
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	9,719,209,014

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	2,076,059,732

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	1,061,375,716
Dividend Accumulations—Account Balance	—

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2015

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement.
$3,250,035,565

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Bank of America Corp.	Bonds	$21,099,758	0.6%
b.	Ford Mortor Company	Bonds	$19,682,487	0.6%
c.	AT&T Inc.	Bonds	$19,063,856	0.6%
d.	Citigroup Inc.	Bonds	$18,290,817	0.6%
e.	CVS Health Corp.	Bonds	$16,958,520	0.5%
f.	Park Avenue Securities	Other Invested Asset	$16,427,240	0.5%
g.	Abbvie Inc.	Bonds	$15,955,798	0.5%
h.	Historic TW Inc.	Bonds	$15,911,863	0.5%
i.	Eastman Chemical Co.	Bonds	$15,774,116	0.5%
j.	Aetna Inc.	Bonds	$15,424,743	0.5%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,649,591,180	50.8%	P/RP-1	$—	0.0%
NAIC-2	$1,068,207,260	32.9%	P/RP-2	$—	0.0%
NAIC-3	$79,283,774	2.4%	P/RP-3	$—	0.0%
NAIC-4	$6,817,643	0.2%	P/RP-4	$—	0.0%
NAIC-5	$1,754,278	0.1%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$457,219,768	14.1%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$348,210,917	10.7%
Countries rated NAIC-2	$24,901,951	0.8%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-75

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2015

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$44,571,049	1.4%
Country: Mexico	$11,974,311	0.4%
Countries rated NAIC-2:
Country: United Kingdom	$44,571,049	1.4%
Country: Mexico	$8,927,640	0.3%
Countries rated NAIC-3 or below
Country: Netherlands	$4,311,947	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Bank of Montreal	1FE	$10,606,254	0.3%
2.	Deutsche Bank AG London	1FE	$10,062,081	0.3%
3.	Swedbank AB	1FE	$10,030,320	0.3%
4.	Rabobank Nederland NY	1FE	$9,037,949	0.3%
5.	HSBC Bank PLC	1FE	$7,943,505	0.2%
6.	XLIT Ltd.	2FE	$7,059,266	0.2%
7.	Tyco International Finance	1FE	$7,004,709	0.2%
8.	Astrazeneca PLC	1FE	$6,400,249	0.2%
9.	Petroleos Mexicanos	2FE	$6,118,009	0.2%
10.	Barclays Bank PLC	1FE	$6,037,215	0.2%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes {  }    No  {  }

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2015

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {  }    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {  }    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?

If yes, details not required?    Yes {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$9,807,240	0.3%
b.	Commercial	$9,770,772	0.3%
c.	Commercial	$9,000,000	0.3%
d.	Commercial	$7,000,000	0.2%
e.	Commercial	$5,000,000	0.2%
f.	Commercial	$5,000,000	0.2%
g.	Commercial	$5,000,000	0.2%
h.	Commercial	$5,000,000	0.2%
i.	Commercial	$5,000,000	0.2%
j.	Commercial	$5,000,000	0.2%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$227,085,152	7.0%	$—	0.0%

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2015

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {    }    No  {    }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {    }    No  {    }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$45,161,350	1.4%	$36,169,000	$32,056,300	$56,371,000
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-78

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2015

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$72,931,281	2.29%	$72,931,281	2.29%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	5,605,240	0.18%	5,605,240	0.18%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	11,351,980	0.36%	11,351,980	0.36%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	10,809	0.00%	10,809	0.00%
Issued or guaranteed by FNMA and FHLMC	122,080	0.00%	122,080	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	151,103,587	4.74%	151,103,587	4.74%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,063,564,309	64.79%	2,063,564,309	64.79%
Unaffiliated non-U.S. securities (including Canada)	457,219,768	14.36%	457,219,768	14.36%
Affiliated securities	—	0.00%	—	0.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-79

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2015

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	227,085,152	7.13%	227,085,152	7.13%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	121,535,407	3.82%	121,535,407	3.82%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	10,570,053	0.33%	10,570,053	0.33%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	32,108,274	1.01%	32,108,274	1.01%
Other Invested Assets	31,727,914	1.00%	31,727,914	1.00%

Total Invested Assets	$3,184,935,854	100.00%	$3,184,935,854	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-80

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INDEPENDENT AUDITOR’S REPORT

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of Guardian Insurance & Annuity Company, Inc. which comprise the statutory basis balance sheets as of December 31, 2015 and 2014, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-81

Opinion on Supplemental Schedules

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Schedule I—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule of the Company (collectively “the supplemental schedules”) as of December 31, 2015 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 26, 2016

B-82

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been included in Part B:

(1)	The Guardian Separate Account E:

Statement of Assets and Liabilities as of December 31, 2015

Statement of Operations for the Year Ended December 31, 2015

Statements of Changes in Net Assets for the Years Ended December 31, 2015 and 2014

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2015 and 2014

Statutory Basis Statements of Operations for the Years Ended December 31, 2015 and 2014

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2015 and 2014

Statutory Basis Statements of Cash Flow for the Years Ended December 31, 2015 and 2014

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits Number	Description
	1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account E(1)
	2	Not Applicable
3

Underwriting and Distribution Contracts:

(a)    Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(5)

(b)    Form of GIAC Selling Agreement(5)

	4	Specimen of Variable Annuity Contract, as amended(1) (a) Additional Payout Option — Variable Payments to Age 100(3) (b) Earnings Benefit Rider(3)
	5	Form of Application for Variable Annuity Contract(2)
	6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended(1) (b) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)
	7	Not Applicable
	8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(2)
	9	Opinion and Consent of Counsel(1)
	10	Consent of PricewaterhouseCoopers LLP(6)
	11	Not Applicable
	12	Not Applicable
	13	Schedule for Computation of Performance Quotations(2)
14

(a)    Power of Attorney executed by Michael B. Cefole(4)

(b)    Power of Attorney executed by Marc Costantini(4)

(c)    Power of Attorney executed by Donald P. Sullivan, Jr.(4)

(d)    Power of Attorney executed by Michael Slipowitz(4)

(e)    Power of Attorney executed by Gordon Dinsmore(6)

(1)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.

(2)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.

(3)	Incorporated by reference to Registration Statement on Form N-4 (Reg. No. 333-21975), as previously filed on August 27, 2001.

(4)	Incorporated by reference to Registration Statement on Form N-4 (Reg. No. 333-21975), as previously filed on April 30, 2014.

(5)	Incorporated by reference to Registration Statement on Form N-4 (Reg. No. 333-21975), as previously filed on April 29, 2015.

(6)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 14, 2016.

POSITION with GIAC	Name
Director & President	Gordon Dinsmore
Director	Marc Costantini
Director, Senior Vice President & Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Executive Vice President & General Counsel	Tracy L. Rich
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Vice President, Product Management	Douglas Dubitsky
Senior Vice President, Counsel & Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Actuary- Individual Life	Charles Marino
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Managing Director, Investments; Asset Liability and Equity Portfolio Management	Douglas Niemann
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director	Douglas Gaylor
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director	David J. Marmon
Managing Director	Robert A. Reale
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Corporate Tax	Bruce P. Chapin
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Vice President & Chief Compliance Officer	Linda Senker
Vice President, Strategic Initiatives & Distribution Support	Robert Chamerda
Vice President, Head of FP&A and Financial Reporting	Kevin Lyons
Vice President, Retirement Product Fund Management	Stuart Carlisle
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Retirement Services	Travis Ovitt
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Second Vice President, Head of Client Services	Christopher Pic
Senior Director	Demetrios Tsaparas
Senior Director, Private Placements	Edward J. Brennan
Senior Director, Private Placements	Timothy Powell
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima
Senior Director, Private Placements	Gwendolyn Foster
Senior Director, Fixed Income Trading	John Gargana
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Private Placements	Barry J. Scheinholtz
Senior Director	John Paul Gillin
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director, Private Equity Investments	Cheng Wang
Senior Director	Mordechai Shapiro
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Assistant Controller	James Nemeth
Associate Actuary	Mariana Slepovitch
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, GIAC Compliance and Licensing	Tricia P. Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon
Director, Financial Reporting & Sales Support, Retirement Solutions	Sanjay Patel

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2015. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Park Avenue Securities LLC	Delaware	100%
Hanover Square Funding, LLC	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	93.99%
RS Investments (Hong Kong) Limited	Hong Kong	100%
RS Investments (UK) Limited	England	100%
RS Funds Distributor LLC	Delaware	100%
RS Investment Management (Singapore) Pte Ltd.	Singapore	100%
GIS Strategic Ventures, LLC	Delaware	100%
Park Avenue Institutional Advisers LLC	Delaware	100%
Hanover Square Real Estate Management LLC	Delaware	100%
Hanover Square TAP LLC	Delaware	100%
Hanover Square LCP LLC	Delaware	100%
Guardian SLC Redwood Holdings LLC	Delaware	100%
Redwood Land Partners LLC	Delaware	90% (indirectly owned)
SLC Somerset Fee Owner LLC	Delaware	100%
Guardian SLC Redwood Holdings II LLC	Delaware	100%
Redwood Land Partners II LLC	Delaware	90% (indirectly owned)
SLC Southwillow Fee Owner LLC	Delaware	100%
GIS Credit Opportunities, LLC	Delaware	100%
Reed Acquisitions LLC	Delaware	—
Reed Group Management LLC	Connecticut	—
GIS Canada Holdings Corp.	Delaware	—
Reed Group Canada Services ULC	Canada	—
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Berkshire Life Insurance Company of America	Massachusetts	100%
Berkshire Acquisition LLC	Delaware	100%
Berkshire Acquisition II, LLC	Delaware	100%
First Commonwealth, Inc.	Delaware	100%
Managed DentalGuard, Inc.	Ohio	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Reed Group, Ltd.	Colorado	100%
Access Professional Dental Care, LLC	Delaware	100%
Access Professional Dental Services, LLC	Delaware	100%
Premier Access Administrators	California	100%
Premier Access Insurance Company	California	100%
Data Telesis Private Limited	India	99.999%
Premier Group, Inc.	California	100%
Access Dental Plan	California	100%
Access Dental Plan of Utah, Inc.	Utah	100%
Access Dental Plan of Nevada, Inc.	Nevada	100%
Blue Hills Dental Plan of Arizona, Inc.	Arizona	100%
FCW Merger Sub, Inc.	Delaware	100%
Managed Dental Care	California	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Guardian Distributors, LLC	Delaware	100%
Innovative Underwriters, Inc.	New Jersey	100%
RS Global Growth Fund	Massachusetts	73.00%
RS High Yield Fund	Massachusetts	46.95%
RS Strategic Income Fund	Massachusetts	50.23%
RS China Fund	Massachusetts	85.17%
RS Investors Fund	Massachusetts	25.88%
RS Emerging Markets Small Cap Fund	Massachusetts	96.08%
RS Focused Growth Opportunity Fund	Massachusetts	98.40%
RS Focused Opportunity Fund	Massachusetts	97.97%
Guardian Shores, LLC	Delaware	100%
Shores, LLC	Delaware	50%
Guardian LCP Commercial I LLC	Delaware	100%
LEI LCP-GL Commercial, LLC	Delaware	75%
Hanover Acquisition LLC	Delaware	100%
Guardian Parkside Commons LLC	Delaware	100%
Parkside Commons Apartments LLC	Delaware	90% (indirectly owned)
Guardian Ledges LLC	Delaware	100%
Guardian Quincy LLC	Delaware	100%
Hanover Acquisition 5 LLC	Delaware	100%
Spencer Airport Center LLC	Delaware	100%
Spencer Airport Center Phase I/II Owners’ Association	Nevada	greater than 50% (indirectly owned)
Hanover Acquisition II LLC	Delaware	100%
Guardian Juanita Village, LLC	Delaware	100%
Hanover Acquisition 3 LLC	Delaware	100%
Hanover Acquisition IV LLC	Delaware	100%
Guardian Campus Holdings LLC	Delaware	100%
Campus Drive Land Partners LLC	Delaware	90% (indirectly owned)
Campus Drive Springing Member, Inc.	Delaware	81% (indirectly owned)
Campus Drive Fee Owner LLC	Delaware	100%
Guardian Westwood Holdings LLC	Delaware	100%
Westwood Drive Land Partners LLC	Delaware	90% (indirectly owned)
Westwood Drive Fee Owner LLC	Delaware	100%
Westwood Drive Springing Member, Inc.	Delaware	81% (indirectly owned)
Guardian Tyron Village LLC	Delaware	100%
Guardian Park Place LLC	Delaware	100%
Spencer Airport Center Phase III, LLC	Delaware	100%
Spencer Airport Center Phase IV, LLC	Delaware	100%
Spencer Airport Center Phase IV Owners’ Association	Nevada	greater than 50% (indirectly owned)
Guardian Piazza D’Oro	Delaware	100%
Guardian CapCo, LLC	Delaware	100%
901 Hawthorne/250 Spring Lake, LLC	Delaware	60%
360 S. Acacia Partnership	New York	53%
Airside Business Park LP	Pennsylvania	25%
B.A. Ventures, LLC	New York	50%
Broadway Denver LLC	Delaware	60%
G-M Joint Venture	Tennessee	90%
GH Scottsdale I LLC	Delaware	50%
GH Warner LLC	Delaware	50%
Golden State II	California	50%
Lowe Capital Partners, LLC	Delaware	80%
Guardian KW/Santa Maria Land Partners, LLC	Delaware	60%
Guardian/KW Hayward Member, LLC	Delaware	60%
Guardian Forest Creek LLC	Delaware	90%
Guardian Park Potomac LLC	Delaware	100%
GFP Residential Holdings, LLC	Delaware	50% (indirectly owned)
Guardian Santa Fe Partnership	Colorado	75%
Guardian Timber Ridge LLC	Delaware	90%
Space Center Apartments, LLC	Delaware	50%
SpaceSub Apartments, Ltd.	Texas	50% (indirectly owned)
SpaceSub GP, L.L.C.	Texas	50% (indirectly owned)
TruAmerica Muiltifamily LLC	Delaware	80%
TruAmerica Properties LLC	Delaware	80%
Campus Drive Manager LLC	Delaware	90%
Westwood Drive Manager	Delaware	90%
Redwood TA Manager LLC	Delaware	90%
Redwood TA II Manager LLC	Delaware	90%
TruAmerica Properties II LLC	Delaware	40%
Deasil Manager LLC	Delaware	39.61% (indirectly owned)
Deasil Lender LLC	Delaware	39.61% (indirectly owned)
Mediterranean Operator LLC	Delaware	39.61% (indirectly owned)
Galena Way Manager LLC	Delaware	37% (indirectly owned)
Galena Way Land Partners LLC	Delaware	3.7% (indirectly owned)
Galena Way Fee Owner LLC	Delaware	3.7% (indirectly owned)
Monaco Parkway Fee Owner LLC	Delaware	3.7% (indirectly owned)
Monaco Parkway Manager LLC	Delaware	37% (indirectly owned)
Petrovitsky Road Manager LLC	Delaware	37% (indirectly owned)
Petrovitsky Road Land Partners LLC	Delaware	3.7% (indirectly owned)
Petrovitsky Road Fee Owner LLC	Delaware	3.7% (indirectly owned)
Mercury TA Manager LLC, a Delaware LLC	Delaware	39.598% (indirectly owned)
Mercury Lender LLC	Delaware	39.598% (indirectly owned)
Hanover Acquisition VI, LLC	Delaware	100%
Guardian/Abbey, LLC	Delaware	72%
400 Columbus Avenue LLC	New York	100%
Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%
Guardian Hilltop LLC	Delaware	100%
Guardian/KW Hilltop, LLC	Delaware	50%
Guardian Mercury, LLC	Delaware	100%
The Mercury Homes, LLC	Delaware	27%
Guardian/Mile High, LLC	Delaware	100%
Guardian/DCC, LLC	Delaware	90%
Guardian LCP Hospitality I LLC	Delaware	100%
LEI LCP-GL, LLC	Delaware	75%
Guardian LCP Hospitality Finance LLC	Delaware	100%
LEI LCP-GL II, LLC	Delaware	73%
Guardian Deasil Holdings, LLC	Delaware	100%
Deasil Land Partners LLC	Delaware	15.35% (indirectly owned)
Bayridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Canyon Crest Fee Owner LLC	Delaware	15.35% (indirectly owned)
Canyon Ridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Colonnade Fee Owner LLC	Delaware	15.35% (indirectly owned)
Colony Fee Owner LLC	Delaware	15.35% (indirectly owned)
Forest Park Fee Owner LLC	Delaware	15.35% (indirectly owned)
Harborview Fee Owner LL	Delaware	15.35% (indirectly owned)
Hidden Hills Fee Owner LLC	Delaware	15.35% (indirectly owned)
Mediterranean Fee Owner LP	Delaware	15.35% (indirectly owned)
Mountain Summit Fee Owner LLC	Delaware	15.35% (indirectly owned)
Reche Ridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Towne Center Fee Owner LLC	Delaware	15.35% (indirectly owned)
Tuscan Village Fee Owner LLC	Delaware	15.35% (indirectly owned)
Waterstone Magnolia Fee Owner LLC	Delaware	15.35% (indirectly owned)
Guardian Lowry LLC	Delaware	100%
Monaco Parkway Land Partners LLC	Delaware	25% (indirectly owned)
Monaco Parkway Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian Ponderosa LLC	Delaware	100%
Galena Way Land Partners LLC	Delaware	25% (indirectly owned)
Galena Way Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian Carriages LLC	Delaware	100%
Petrovitsky Road Land Partners LLC	Delaware	25% (indirectly owned)
Petrovitsky Road Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian LCP2A, LLC	Delaware	100%
Lowe Capital Partners 2A , LLC	Delaware	93.33%
Guardian LCP2B, LLC	Delaware	100%
Lowe Capital Partners 2B, LLC	Delaware	50%
Guardian Mercury-Gemini Holdings LLC	Delaware	100%
Mercury Land Partners LLC	Delaware	15.3498% (indirectly owned)
Mercury Village Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Hanover Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Township Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Park Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Commons Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Constellation Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Windsor Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Alderwood Park Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Ridgetop Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Wellington Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Bridge Creek Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Boulder Creek Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Settlers Point Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Hanover Hoffman Estates LLC	Delaware	100%
Seasons Lynnwood, LLC	Delaware	100%
Hanover Suwanee Center LLC	Delaware	100%
GR Lenexa, LLC*	Delaware	50%
Guardian/KW NOHO Manager, LLC*	Delaware	50%
Guardian Wakefield LLC*	Delaware	100%
Hanover Goodyear LLC*	Delaware	100%
Guardian Blossom Hill, LLC*	Delaware	100%
Guardian/KW Blossom Hill, LLC*	Delaware	85%
Guardian Eldorado, LLC*	Delaware	100%
Guardian Cliffside LLC*	Delaware	60%
Guardian Wakefield LLC*	Delaware	100%
Guardian Wheaton Station, LLC*	Delaware	100%
Guardian LIHTC 1 LLC*	Delaware	100%
Guardian/Edgewater, LLC*	Delaware	95%
Guardian Edgewater Terrace, LLC*	Delaware	100%
Guardian Edgewater Village, LLC*	Delaware	100%

*	Inactive

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of December 31, 2015:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 27.	Number of Contract owners

Type of Contract	As of March 31, 2016
Non-Qualified	2,558
Qualified	8,713

Total	11,271

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of PAS. The principal business address of each person is 7 Hanover Square, New York, New York 10004. List is effective as of April 14, 2016.

POSITION with PAS	Name
Manager & President	John Palazzetti
Manager, Vice President, Managing Director, Individual Markets	Christopher Dyrhaug
Manager	Marc Costantini
Manager	D. Scott Dolfi
Manager	Michael N. Ferik
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Wholesale Division	Douglas Dubitsky
Vice President, Counsel and, Associate Corporate Secretary	Richard T. Potter, Jr.
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Second Vice President & Chief Compliance Officer	Kenneth Goodall
Second Vice President & Chief Compliance Officer, Wholesale Division	Linda Senker
Second Vice President, Business Technology Services	Domenica Grittani
Second Vice President Head of Strategic Initiatives	Marianne Caswell
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Robert Chamerda
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Assistant Vice President & Chief Operations Officer	Michael Ryniker
Assistant Vice President & Head of Finance	James Conway
Director, Agent Contracting & Licensing	Gregory Blazinski
Corporate Secretary	Sonya L. Crosswell
Counsel	Joshua Hergan
Manager, Business Development	Jason Eskenazi
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Officer	Charles Barresi, Jr.

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of its requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 28, 2016.

The Guardian Separate Account E (Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr. Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Roberto C. Ecker Roberto C. Ecker (Principal Financial Officer)	Senior Vice President, Chief Financial Officer

/s/ Gordon Dinsmore* Gordon Dinsmore (Principal Executive Officer)	Director and President

/s/ Marc Costantini* Marc Costantini	Director

/s/ Michael Slipowitz* Michael Slipowitz	Director & Senior Vice President & Corporate Chief Actuary

By	/s/ Richard T. Potter, Jr.	Date: April 28, 2016
Richard T. Potter, Jr. Senior Vice President, Counsel & Assistant Corporate Secretary

*	Pursuant to Power of Attorney.

Exhibit Index

Number	Description

10	Consent of PricewaterhouseCoopers LLP

14 (e)	Power of Attorney executed by Gordon Dinsmore